File No. 33-84546
                                                         File No. 811-8786

As Filed with the Securities and Exchange Commission on  February 16, 1999



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X__/
         Pre-Effective Amendment No.  ___                  /_ __/
         Post-Effective Amendment No. _9_                  /_X__/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     _____
OF 1940                                                    /_X__/

         Amendment No. 10                                   /_X__/

                           (Check appropriate box or boxes)

                       PIONEER VARIABLE CONTRACTS TRUST
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

                  Joseph P. Barri, Hale and Dorr LLP, 60 State
                            Street, Boston, MA 02109
                     (Name and address of agent for service)

         It is proposed that this filing will become effective (check appropriate box):

         ___ immediately  upon filing  pursuant to paragraph (b)
         ___ on [date]  pursuant to paragraph  (b)
         ___ 60 days after  filing  pursuant to paragraph (a)(1)
         ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after  filing  pursuant to paragraph  (a)(2)
         _X_ on May 3, 1999  pursuant to paragraph (a)(2) of Rule 485

Title of Securities:  Shares of Beneficial Interest, no par value

                                                     PIONEER





P i o n e e r

Variable Contracts Trust



--------------------------------------------------------------------------------
                                                                  Class I Shares
                                                         Prospectus, May 3, 1999


















                                   Contents


                                   Introduction
                                   Basic  information  about the portfolios
                                   Common portfolio  management  policies
                                   Management
                                   Distributions and taxes
                                   Shareholder information
                                   Financial highlights



                                   No government  securities commission or
                                   agency has approved the funds' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

INTRODUCTION

Pioneer Variable Contracts Trust is an open-end management investment Company that currently consists of twelve distinct portfolios. Class I shares of the portfolios are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract. To learn more about Variable Contracts, read the prospectus of your insurance company's separate account.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price (except as described below for Money Market Portfolio), yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed. Money Market Portfolio seeks to maintain a constant $1.00 share price although there can be no assurance it will do so.

Pioneer Investment Management, Inc. is the investment adviser to each portfolio.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to allocate amounts invested under Variable Contracts among the portfolios.

Choosing a portfolio

This illustration shows the expected relationship between the return potential and the level of risk normally associated with each portfolio's investment objective.

                    PORTFOLIO                STRATEGIC FOCUS

                    Emerging Markets         Invests for long-term growth of
                                             capital through investment in
                                             emerging market issuers.

                    International            Invests for long-term growth of
                    Growth                   capital primarily through
                                             investments in emerging market
                                             issuers

                    Europe Invests for long-term growth of capital through investment in
                                             European issuers.

                    Capital                  Invests  for capital  appreciation
                    Growth                   through a diversified portfolio  of
                                             common stock.

                    Growth                   Invests for appreciation of capital
                    Shares                   through investments in equity
                                             securities.

                    Real Estate              Invests for long-term growth of
                    Growth                   capital primarily through
                                             investments in REITS and other real
                                             estate industry companies. Current
                                             income is the portfolio's secondary
                                             objective.

More Aggressive     Growth and               Invests for reasonable income and
                    Income                   growth of capital by investing in a
                                             broad list of carefully selected,
                                             reasonably priced securities.

More Conservative   Equity-Income            Invests for current income and long
                                             -term capital growth by investing
                                             in a portfolio of income-producing
                                             equity securities of U.S.
                                             corporations.

                    Balanced Invests for capital growth and current income by actively managing investments in a diversified portfolio of common stocks and bonds.

                    Swiss Franc Bond         Invests to approximate the
                                             performance of the Swiss franc
                                             relative to the U.S. dollar while
                                             earning a reasonable level of
                                             income.


                    America Income           Invests for as high a level of
                                             current income as is consistent
                                             with the preservation of capital.
                                             The portfolio invests in U.S.
                                             government securities.


                    Money Market             Invests for current income
                                             consistent with preserving capital
                                             and  providing liquidity.

Basic information about Emerging Markets Portfolio

Investment objective
Long-term growth of capital.


--------------------------------------------------------------------------------
[graphic icon]
Emerging Market Issuers
An emerging market issuer:

o  Is organized under the laws of an emerging market country;
o  Has a principal office in an emerging market country; or
o  Derives  at least 50% of its gross  revenues  or  profits  from goods or services produced in emerging markets or sales made in emerging markets.
--------------------------------------------------------------------------------

Investment strategies

The portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio.

The portfolio invests in at least six emerging markets. The portfolio does not allocate more than 25% of its total assets (at the time of purchase) to any one country but can invest more than 25% of its total assets in a particular region.

The portfolio's equity investments include common stocks, preferred stocks, depository receipts, convertible debt securities, warrants, rights and other equity interests. The portfolio may engage in transactions in non-U.S. currencies in connection with its investments.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. First, Pioneer determines the relative attractiveness of investing in different emerging markets. Pioneer bases its judgment on political stability, financial and market practices, economic growth prospects, levels of interest rates and inflation, general market valuations and potential changes in currency values. Using this analysis, Pioneer sets a target weighting for the allocation of the portfolio's assets among countries. At the same time, Pioneer seeks to identify and buy securities selling at substantial discounts to their underlying values and then to hold these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings and revenue growth. In making that assessment, Pioneer employs fundamental research and due diligence. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Issuers in  countries  expected  to have  economic  and market environments that will be positive

[square bullet]   Estimated  private  market  value in excess of current  stock price

[square bullet]   Favorable  expected  returns  relative to perceived risk

[square bullet]   Low debt levels relative to equity

[square bullet]   Companies  expected to benefit  from  long-term  trends in the economy and society

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value,  cash  flow  and  sales

[square bullet]   Turnaround  potential for  companies  that have been through difficult periods

Principal risks of investing in the portfolio
An investment in the portfolio involves a substantial degree of risk. Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   Stock markets of emerging market  countries go down or perform poorly relative to other stock markets (this risk may be greater if you are a short-term investor)

[square bullet]   Securities of emerging market issuers or value stocks fall out of favor with investors

[square bullet]   The portfolio's  assets remain  undervalued or do not have the potential value initially expected

Investing in emerging market issuers involves unique risks compared to investing in securities of issuers in the U.S. and other developed countries. These risks are more pronounced to the extent the portfolio invests in issuers in the less developed emerging markets or in any one region. These risks may include:

[square bullet]   The  U.S.  dollar  may  appreciate   against  emerging  market
                  currencies  or  an  emerging  market   government  may  impose
                  restrictions on currency conversion or trading

[square bullet]   Less information  about emerging market issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

[square bullet]   Many  emerging  markets  are  smaller,  less  liquid  and more volatile than developed markets. In a changing market, Pioneer may not be able to sell the portfolio's portfolio securities in amounts and at prices Pioneer considers reasonable

[square bullet]   Economic,  political  or  social  instability  in an  emerging
                  market  country  or  region  may  significantly   disrupt  the
                  principal financial markets in which the portfolio invests

[square bullet]   The economies of emerging market  countries may grow at slower rates than expected or may experience a downturn or recession

[square bullet]   Emerging  market  countries  may  experience  rising  interest
                  rates,   or,   more   significantly,    rapid   inflation   or
                  hyperinflation

[square bullet]   The portfolio  could  experience a loss from  settlement and custody practices in some emerging markets

[square bullet]   Withholding   and  other  non-U.S.   taxes  may  decrease  the
                  portfolio's return

The portfolio's past performance
The portfolio commenced operation son October 30, 1998. Prospectuses published after December 31, 1999 will include standard performance.

Other investment strategies

As discussed, the portfolio primarily invests in securities of emerging markets issuers to seek long-term growth of capital.

This section and "Common portfolio investment practices" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of emerging market issuers

The portfolio may invest in debt securities of emerging market issuers and may invest up to 35% of its total assets (at the time of purchase) in equity and debt securities of companies or governmental issuers in any developed country (other than the U.S.). The portfolio may also invest up to 35% of its total assets (at the time of purchase) in short-term debt securities. These investments normally include high-quality commercial paper, certificates of deposit and other bank-related investments, U.S. and non-U.S. government obligations and repurchase agreements and may also include Brady bonds, which are restructured debt of governmental issuers of emerging market countries.

The portfolio may invest in debt securities of any quality or maturity. The portfolio may not invest more than 10% of its total assets in debt securities rated below investment grade or in unrated securities of comparable quality.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Portfolio manager
Day-to-day management of the portfolio is the responsibility of Mark Madden. Mr. Madden is a vice president of Pioneer. He joined Pioneer in 1990 and has been an investment professional since 1984.

Mr. Madden is supported by a team of portfolio managers and analysts who specialize in international equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Madden and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.25% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.75% of the portfolio's average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to % of average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about International Growth Portfolio

Investment objective
Long-term capital growth.

Investment strategies

The portfolio invests primarily in common stocks and other equity securities of non-U.S. issuers. These companies may be located in both developed and emerging markets. Generally, the portfolio's investments in any country are limited to 25% or less of its total assets (at the time of investment). However, the portfolio may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the currencies of those countries. The portfolio may invest in other equity securities including preferred stocks, depository receipts, convertible debt securities, warrants, rights and other equity interests. The portfolio may also engage in transactions in currencies in connection with its investments.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks to identify and buy securities selling at substantial discounts to their underlying value and then to hold these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings and revenues growth, employing a bottom-up analytical style. In making that assessment, Pioneer employs fundamental research and due diligence. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   Turnaround  potential  for  companies  that have been  through difficult periods C Strong industry fundamentals

[square bullet]   Increasing earnings forecast

[square bullet]   Low debt levels relative to equity

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks long-term growth of capital, you could lose money on your investment in the portfolio or not make as much as if you invested elsewhere if:

[square bullet]   The non-U.S.  stock markets go down or perform poorly relative to U.S. stock markets (this risk may be greater if you are a short-term investor)

[square bullet]   Securities  of  non-U.S.  issuers or value  stocks fall out of favor with investors

[square bullet]   The market  continues  to  undervalue  the  securities  in the portfolio's portfolio or the securities in the portfolio's portfolio turn out not to be undervalued

Investing in non-U.S. issuers may involve unique risks compared to securities of U.S. issuers. Some of these risks do not apply to the larger more developed markets. These risks are more pronounced to the extent the portfolio invests in issuers in countries with emerging markets or if the portfolio invests significantly in any one country. These risks may include:

[square bullet]   Less  information  about  non-U.S.  issuers or markets  may be available due to less rigorous disclosure or accounting standards or regulatory practices

[square bullet]   Many  non-U.S.  markets  are  smaller,  less  liquid  and more volatile than U.S. markets.

[square bullet]   In a  changing  market,  Pioneer  may not be able to sell  the portfolio's  portfolio  securities  in  amounts  and at prices
                  Pioneer considers reasonable [squarebullet] C The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

[square bullet]   The U.S. dollar appreciates  against non-U.S.  currencies or a
                  non-U.S.   government  may  impose  restrictions  on  currency
                  conversion or trading

[square bullet]   Economic,   political  or  social   instability   in  non-U.S.
                  countries may significantly disrupt the principal financial markets in which the portfolio invests

[square bullet]   Withholding   and  other  non-U.S.   taxes  may  decrease  the
                  portfolio's return

The portfolio's past performance

The bar chart and table indicate the risks of inventing in the portfolio by how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may make or lose money on your investment.

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95  10.42%
`96   8.54
`97   4.87
`98  -3.32
[end bar chart]

The portfolio's highest calendar quarterly return was 20.16% (9/30/98 to 12/31/98).

The portfolio's lowest calendar quarterly return was -23.32% (6/30/98 to 9/30/98).

Comparison to MSCI Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares those returns to the returns of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index. This index is a widely recognized capitalization-weighted index of stocks traded in securities markets outside of the U.S. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Portfolio              -3.32           5.20               3/31/95
        ------------------- ------------- ------------------ ------------------
        MSCI Index             19.97           9.68
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio primarily invests in non-U.S. equity securities to seek long-term growth of capital.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities. The debt securities may be issued by U.S. or non-U.S. companies or governmental issuers. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they offer the potential for capital growth, to diversify the portfolio's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Economic and Monetary Union (EMU)

January 1, 1999, 11 European countries adopted a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Portfolio manager
Day-to-day management of the Portfolio is the responsibility of Paulos M. Alexandrakis. Mr. Alexandrakis is senior vice president of Pioneer. He joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998 and a portfolio manager for Lazard Freres Asset Management from 1990 to 1994.

Mr. Alexandrakis is supported by a team of portfolio managers and analysts who focus on non-U.S. companies. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives and styles. Mr. Alexandrakis and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% per annum of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.50% of average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to ____% of the portfolio's average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:


                                                          INTERNATIONAL GROWTH PORTFOLIO
                                              -------------------------------------------------------------------------
                                              FOR THE YEAR      FOR THE YEAR    FOR THE YEAR        MARCH 1, 1995
                                                 ENDED             ENDED           ENDED           (COMMENCEMENT
                                              DECEMBER 31,       DECEMBER 31,    DECEMBER 31,       OF OPERATIONS)
                                                 1998                  1997            1996        TO DECEMBER 31, 1995
                                              -------------- ---------------- -----------------------------------------
Net asset value, beginning of period ........                    $ 11.83        $ 10.93             $10.00
                                                                 -------        -------             ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ......................                    $  0.06        $  0.05             $   --
 Net realized and unrealized gain (loss)
  on investments ............................                       0.53*          0.88*              1.04*
                                                                  -------        -------             ------
   Net increase (decrease) from
    investment operations ...................                    $  0.59        $  0.93             $ 1.04
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ......................                      (0.03)            --                 --
 In excess of net investment income .........                        --             --              (0.02)
 Net realized gain ..........................                      (0.16)         (0.03)             (0.09)
                                                                 -------        -------             ------
   Net increase (decrease) in net
    asset value .............................                    $  0.40        $  0.90             $ 0.93
                                                                 -------        -------             ------
Net asset value, end of period ..............                    $ 12.23        $ 11.83             $10.93
                                                                 =======        =======             ======
Total return** ..............................                       4.87%          8.54%             10.42%
Ratio of net expenses to average net
 assets + ...................................                       1.49%          1.52%              2.10%***
Ratio of net investment income (loss) to
 average net assets + .......................                       0.78%          0.78%             (0.25)%***
Portfolio turnover rate .....................                        133%           115%               139%***
Average brokerage commission per share                           $0.0034        $0.0033                 --
Net assets, end of period (in thousands)                         $49,412        $24,770             $2,967
RATIO ASSUMING NO WAIVER OF MANAGEMENT
 FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND NO REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ...............................                      1.71%          3.04%             17.22%***
 Net investment income (loss) ...............                      0.56%         (0.74)%           (15.37)%***
RATIO ASSUMING WAIVER OF MANAGEMENT
 FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ...............................                      1.48%          1.50%              1.75%***
 Net investment income (loss) ...............                      0.79%          0.80%              0.10%***

  *  Includes foreign currency transactions.
 ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
*** Annualized.
  + Ratio assuming no reduction for fees paid indirectly.

Basic information about Europe Portfolio

Investment objective
Long-term growth of capital.


--------------------------------------------------------------------------------
[graphic icon]
European Issuers
A European issuer:

o Is organized and has a principal business office in a European country;

o Derives at least 50% of its total revenue from business transacted in Europe; or

o   Has  equity  securities  that trade principally on a stock exchange in Europe.
--------------------------------------------------------------------------------
Investment strategies

The portfolio invests primarily in equity securities of European issuers. For purposes of the portfolio's investment policies, equity investments include securities with commons stock characteristics such as preferred stocks, depository receipts, warrants and debt securities convertible into common stock. The portfolio also engages in transactions in European currencies in connection with its investments.

The portfolio uses a "growth at a reasonable price" style of management. The portfolio is seeking to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks, Pioneer, the portfolio's investment adviser, employs fundamental research and due diligence. Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   Strong industry fundamentals C Increasing earnings forecast

Principal risks of investing in the portfolio

Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   European stock markets go down, or perform poorly  relative to
                  U.S. markets (this risk may be greater if you are a short-term investor)

[square bullet]   Securities  of European  issuers or growth  stocks fall out of favor with investors C The portfolio's investments do not have the growth potential originally expected

Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks may include:

[square bullet]   Less information about some European issuers or markets may be available  due to  less  rigorous  disclosure  and  accounting
                  standards  or  regulatory   practices

[square bullet]   Many  European  markets  are  smaller,  less  liquid  and more volatile than the US markets.  In a changing  market,  Pioneer may not be able to sell the portfolio's  portfolio  securities
                  in  amounts  and  at  prices  Pioneer   considers   reasonable


[square bullet]   The  economies of European  countries may grow at slower rates
                  than    expected   or   suffer   a   downturn   or   recession


[square bullet]   The U.S. dollar may appreciate against European  currencies or
                  European   countries  may  impose   restrictions  on  currency
                  conversion or trading

[square bullet]   Economic and Monetary  Union (EMU) and the  introduction  of a single European currency may increase the volatility of European markets

The portfolio's past performance
The portfolio commenced operations on October 30, 1998. Prospectuses published after December 31, 1999 will include standard performance.

Other investment strategies

As discussed, the portfolio invests primarily in equity securities of European issuers to seek long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investment in other European Issuers

The portfolio invests primarily in issuers domiciled in developed European countries. However, the portfolio may invest up to 10% (at the time of purchase) of its total assets in securities of European issuers domiciled in Eastern European nations or emerging European markets.

The risks relating to investment in developed European issuers described above are more pronounced to the extent the portfolio invests in issuers in Eastern European nations or emerging European markets. Additional risks include:

[square bullet]   Political,  economic  or  social  developments  may  adversely affect European securities  markets

[square bullet]   Withholding  and  other  foreign  taxes  may  decrease  the portfolio's return

Economic and Monetary Union (EMU)

On January 1, 1999, 11 European countries adopted a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Portfolio Manager
Day-to-day management of the portfolio's portfolio is the responsibility of Patrick M. Smith. Mr. Smith is a vice president of Pioneer. He joined Pioneer in 1992 and has been an investment professional since 1986.

Mr. Smith is supported by a team of portfolio managers and analysts who specialize in equity securities of foreign issuers. This team provides research for the fund and other Pioneer mutual funds with similar investment styles. Mr. Smith and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer as agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.50% of the portfolio's average daily net assets. For the most recent fiscal year, the portfolio paid a fee equal to % of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about Capital Growth Portfolio

Investment objective

Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

Investment strategies

The portfolio invests primarily in common stocks of U.S. companies. Normally, the portfolio invests at least 80% of its total assets in these securities. The portfolio considers securities that trade like common stocks, such as convertible debt, warrants, real estate investment trusts (REITs) and preferred stocks, to be common stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks to identify and buy securities selling at substantial discounts to their underlying values and then to hold these securities until market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs fundamental research and due diligence, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access of a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable  expected  returns  relative  to  perceived  risk  C
                  Management with demonstrated ability and commitment to the company

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   Turnaround  potential for  companies  that have been through difficult periods

[square bullet]   Estimated  private  market value in excess of current  stock price [squarebullet]C Strong industry fundamentals

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   Value stocks fall out of favor with investors

[square bullet]   The portfolio's  assets remain  undervalued or do not have the potential value originally expected

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95  17.13
`96  15.03
`97  24.69
`98  -4.02
[end bar chart]

The portfolio's highest calendar quarterly return was 16.14% (5/31/95 to 8/31/95)

The portfolio's lowest calendar quarterly return was 7.16% (3/31/96 to 6/30/96)

Comparison with Standard & Poor's 500 Index

The table shows the average annual total returns for the portfolio's Class I shares over time and compares these returns to the returns of Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Class I                -4.02          13.25               3/31/95
        ------------------- ------------- ------------------ ------------------
        S&P 500 Index          28.73          29.98
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio invests primarily in common stocks of U.S. companies

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. common stocks

The portfolio may invest up to 25% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in foreign issuers may involve unique risks compared to investing in the securities of U.S. issuers. These risks may include:

[square bullet]   Less  information  about  foreign  issuers or  markets  may be available due to less rigorous disclosure and accounting standards or regulatory practices

[square bullet]   Many  foreign  markets  are  smaller,  less  liquid  and  more volatile. In a changing market, Pioneer may not be able to sell the portfolio's portfolio securities in amounts and at prices it considers reasonable

[square bullet]   Adverse  effect of currency  exchange rates or controls on the value of the portfolio's investments

[square bullet]   Political, economic and social developments adversely affect the securities markets

[square bullet]   Withholding   and  other   foreign   taxes  may  decrease  the
                  portfolio's return

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities. Generally the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its total assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they offer the potential for capital growth, to diversify the portfolio's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Portfolio manager
Day-to-day management of the portfolio's portfolio is the responsibility of J. Rodman Wright. Mr. Wright is a vice president of Pioneer. He joint Pioneer in 1994 and has been an investment professional since 1988. Prior to joining Pioneer, Mr. Wright was an analyst for Prudential Insurance Company of America from 1989 to 1994.

Mr. Wright is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Wright and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management Fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to 0.65% of the portfolio's average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:

                                                          CAPITAL GROWTH PORTFOLIO
                                            ------------------------------------------------------------------
                                                                                              MARCH 1, 1995
                                            FOR THE YEAR      FOR THE YEAR   FOR THE YEAR     (COMMENCEMENT
                                               ENDED             ENDED          ENDED       OF OPERATIONS)
                                            DEEMBER 31,       DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                               1998               1997           1996             1995
                                            -------------     -------------- -------------- ------------------
Net asset value, beginning of period ........                    $  13.05       $ 11.57           $10.00
                                                                 --------       -------           ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ......................                    $   0.12       $  0.03           $ 0.02
 Net realized and unrealized gain (loss)
  on investments ............................                        3.09          1.71             1.69
                                                                  --------       -------           ------
   Net increase (decrease) from
    investment operations ...................                     $   3.21       $  1.74           $ 1.71
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ......................                          --         (0.03)           (0.02)
 In excess of net investment income .........                          --            --               --
 Net realized gain ..........................                        (0.11)        (0.23)           (0.12)
                                                                 --------       -------           ------
   Net increase (decrease) in net
    asset value ............................                      $   3.10       $  1.48             1.57
                                                                   --------       -------           ------
Net asset value, end of period ..............                     $  16.15       $ 13.05           $11.57
                                                                   ========       =======           ======
Total return** ..............................                        24.69%        15.03%           17.13%
Ratio of net expenses to average net
 assets + ...................................                         0.80%         0.93%            1.56%***
Ratio of net investment income (loss) to
 average net assets + .......................                         1.02%         0.37%            0.48%***
Portfolio turnover rate .....................                           50%           41%              46%***
Average brokerage commission per share                            $ 0.0556       $0.0661               --
Net assets, end of period (in thousands)                          $105,476       $48,572           $9,357
RATIO ASSUMING NO WAIVER OF MANAGEMENT
 FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND NO REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ...............................                         0.80%         0.95%            3.95%***
 Net investment income (loss) ...............                         1.02%         0.35%           (1.91)%***
RATIO ASSUMING WAIVER OF MANAGEMENT
 FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ...............................                         0.79%         0.92%            1.49%***
 Net investment income (loss) ...............                         1.03%         0.38%            0.55%***

---------
  *  Includes foreign currency transactions.
 ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
*** Annualized.
  + Ratio assuming no reduction for fees paid indirectly.

Basic information about Growth Shares Portfolio

Investment objective
Appreciation of capital.

Investment strategies

The portfolio invests primarily in common stocks and other equity securities of U.S. companies. The portfolio considers securities that trade like common stocks, such as convertible debt, warrants, real estate investment trusts (REITs) and preferred stocks, to be common stocks.

The portfolio uses a "growth" style of management and is seeking to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs fundamental research and due diligence. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Market  leadership  in a  company's  primary  products  and services

[square bullet]   Companies  expected to benefit  from  long-term  trends in the economy and society

[square bullet]   Strong industry fundamentals

[square bullet]   A sustainable  competitive advantage,  such as a brand name, customer base, proprietary technology or economies of scale

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   Growth stocks fall out of favor with investors

[square bullet]   The portfolio's  investments do not have the growth  potential originally expected

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each of year since the portfolio's inception in October 31, 1997. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return.


[bar chart]
Annual return Class A shares
(Year ended December 31)

`97    2.27
`98   32.60
[end bar chart]

The portfolio's highest calendar quarterly return was 18.09% (9/30/98 to 12/31/98)

The portfolio's lowest calendar quarterly return was -11.53% (6/30/98 to 9/30/98)


Comparison with Standard & Poor's 500 Index
The table shows the average annual total returns for the portfolio's Class I shares over time and compares these returns to the returns of Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Class I                32.60         29.74                10/31/97
        ------------------- ------------- ------------------ ------------------
        S&P 500 Index          28.73         30.81
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio invests primarily in common stocks of U.S. companies

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. common stocks
The portfolio may invest up to 25% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to the larger, more developed foreign markets. However, these risks are more pronounced to the extent the portfolio invests in emerging markets. These risks may include:

[square bullet]   Less  information  about  non-U.S.  issuers or markets  may be available due to less rigorous disclosure and accounting standards or regulatory practices

[square bullet]   In a changing  market,  Pioneer  might not be able to sell the portfolio's  portfolio  securities in amounts and at prices it
                  considers   reasonable  because  many  non-U.S.   markets  are
                  smaller, have low trading volumes and experience larger price swings

[square bullet]   Adverse effect of currency  exchange rates on the value of the portfolio's investments

[square bullet]   Political,  economic and social  developments  that  adversely affect the non-U.S. securities markets

[square bullet]   Withholding   and  other  non-U.S.   taxes  may  decrease  the
                  portfolio's return

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

The portfolio may invest the balance of its assets in debt securities. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they offer the potential for reasonable income or capital growth, to diversify the portfolio's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Portfolio manager
Day-to-day management of the portfolio is the responsibility of Jeffrey B. Poppenhagen, a vice president of Pioneer. Mr. Poppenhagen joined Pioneer in 1996 and has been an investment professional since 1988. Prior to joining Pioneer, Mr. Poppenhagen was a portfolio manager and analyst for Transamerica Investment Services from 1991 to 1996.

Mr. Poppenhagen is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Poppenhagen and his team operate under the supervision Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is 0.70% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.25% of portfolio's average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to __% of average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:


                                                                      GROWTH SHARES PORTFOLIO
                                                                     ------------------------------------
                                                                     FOR THE YEAR     OCTOBER 31, 1997
                                                                        ENDED          (COMMENCEMENT
                                                                     DECEMBER 31,      OF OPERATIONS)
                                                                        1998         TO DECEMBER 31, 1997
                                                                     ------------------------------------
Net asset value, beginning of period ...............................                  $ 15.00
                                                                                     -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income .............................................                 $  0.01
 Net realized and unrealized gain (loss) on investments ............                    0.33*
                                                                                      -------
   Net increase (decrease) from investment operations ..............                   $  0.34
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .............................................                       --
 Tax return of capital .............................................                       --
   Net realized gain ...............................................                       --
                                                                                      -------
 Net increase (decrease) in net asset value ........................                  $  0.34
                                                                                      -------
Net asset value, end of period .....................................                  $ 15.34
                                                                                      =======
Total return** .....................................................                    2.27%
Ratio of net expenses to average net assets ........................                    1.25%***
Ratio of net investment income to average net assets ...............                    0.60%***
Portfolio turnover rate ............................................                      16%***
Average brokerage commission per share .............................                 $0.0595
Net assets, end of period (in thousands) ...........................                 $ 4,646
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................                     6.57%***
 Net investment income (loss) ......................................                    (4.72)%***
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY PIONEER
 AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................                       --
 Net investment income (loss) ......................................                        --

  * Includes foreign currency transactions.
 ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
*** Annualized.
  + Ratios assuming no reduction for fees paid indirectly.

Basic information about Real Estate Growth Portfolio

Investment objectives
Long term growth of capital. Current income is a secondary objective.

Investment strategies

--------------------------------------------------------------------------------
[graphic icon]
Real estate industry companies

A real estate industry company is a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry like building supplies or mortgage servicing.
--------------------------------------------------------------------------------

The portfolio invests primarily in equity securities of real estate investment trusts (REITs) and other real estate industry companies. Normally, the portfolio invests at least 75% of its total assets in these securities. The portfolio's equity investments include common stock, common stock equivalents such as preferred stock and convertible debt securities and shares of REITs.

REITs are pooled investment vehicles that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest.

The portfolio uses a "growth at a reasonable price" style of management. Using this investment style, Pioneer, the portfolio's investment adviser, seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks, Pioneer employs fundamental research and due diligence. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Increasing cash flow or favorable prospects for cash
                  flow growth

[square bullet]   Low market valuations relative to earnings forecast, net
                  asset value and cash flow

[square bullet]   Favorable prospects for dividend growth

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market strategy.

Principal risks of investing in the portfolio

Even though the portfolio seeks long term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock market goes down (this risk may be greater if
                  you are a short-term investor)

[square bullet]   REITs and other real estate industry companies fall out of favor with investors

[square bullet]   The portfolio's investments do not have the growth
                  potential originally expected

The portfolio also has risks associated with the real estate industry. Although the portfolio does not invest directly in real estate, it does invest in REITs and other equity securities of real estate industry companies and concentrates its investments in the real estate industry. These risks include:

[square bullet]   The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes

[square bullet]!  Interest  rates go up.  Raising  interest  rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments

[square bullet]   The values of  properties  owned by a REIT or the prospects of other real estate industry companies may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses

[square bullet]   A REIT  owned by the  portfolio  is,  or is  perceived  by the market to be, poorly managed

Investing in REITs involves certain unique risks. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for certain tax and regulatory exemptions. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more volatile than securities of larger issuers.

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect the fees and expenses payable with respect to any Variable Contract. Such expenses will reduce your return.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95  16.96
'96  35.73
'97  21.16
`98 -18.74

The portfolio's highest calendar quarterly return was 17.17% (9/30/96 to 12/31/96)

The portfolio's lowest calendar quarterly return was -13.37% (6/30/98 to 9/30/98)

Comparison with Standard & Poor's 500 Index
and Wilshire Real Estate Securities Index
The table shows the average annual total return for the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Wilshire Real Estate Securities Index. The Standard & Poor's 500 Index is a widely recognized measure of the performance of 500 widely held common stocks. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of more than 85 real estate companies. Unlike the portfolio, these indicies managed and do not incur expenses. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions

   -------------------------------------------------------------------------------------
                             Average annual total return (%)
                          (for periods ended December 31, 1998)
   ---------------------------------------- ---------- --------------- -----------------
                                             1 Year        Since         Inception Date
                                                         Inception
   ---------------------------------------- ---------- --------------- -----------------
   Class I                                    -18.74       12.33            3/31/95
   ---------------------------------------- ---------- --------------- -----------------
   S&P 500 Index                               28.73       29.98
   ---------------------------------------- ---------- --------------- -----------------
   Wilshire Real Estate Securities Index      -17.44       11.80
   ---------------------------------------- ---------- --------------- -----------------

Other Investment Strategies

As discussed, the portfolio primarily invests in the equity securities of REITs and other real estate industry companies to seek long term growth of capital.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of REITs and other real estate industry companies The portfolio may invest up to 25% of its total assets (at the time of purchase) in debt securities of real estate industry companies, mortgage securities and short-term investments. Generally the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its total assets (at the time of purchase) in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they offer the potential for capital growth, to diversity the portfolio's investment or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Certain mortgage-backed securities may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. The portfolio may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The portfolio may invest up to 10% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S. issuers.

Portfolio manager
Day-to-day management of the portfolio is the responsibility of Robert Benson. Mr. Benson is a vice president of Pioneer. He joined Pioneer in 1974 and has over 25 years of investment experience.

Mr. Benson works closely with the subadviser, Boston Financial Services, Inc. Mr. Benson operates under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Subadviser
Boston Financial Services, Inc. (BFS), which is an affiliate of The Boston Financial Group Limited Partnership, has extensive experience and expertise in placing, evaluating and providing advice on a variety of real estate related investments since 1969. In its capacity as subadviser to the portfolio, BFS (i) identifies and analyzes real estate industry companies, (ii) analyzes market conditions affecting the real estate industry generally and specific geographical and securities markets, (iii) reviews and analyzes the portfolio's investments and (iv) furnishes advisory reports to Pioneer.

Mr. Fred N. Pratt, Jr. has the ultimate responsibility for overseeing the provisions of subadvisory services to the portfolio. Mr. Pratt is president and chief executive officer of Boston Financial Group, a director of BFS. Mr. Pratt has worked in the real estate industry since 1969. Mr. Matthew Ostrower, an analyst of BFS, has been primarily responsible for the day-to-day provision of subadvisory services to the portfolio since 1996. Mr. Ostrower has worked as a real estate analyst since 1995.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.25% of its average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to ___% of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. The portfolio generally pays dividends from any net investment income or distributions of net short-term capital gains quarterly during March, June, September and December. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:

                                                                           REAL ESTATE GROWTH PORTFOLIO
                                                                     -------------------------------------------
                                                                    FOR THE YEAR ENDED     FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                     DECEMBER 31, 1998      DECEMBER 31, 1997    DECMBER 31, 1996

Net asset value, beginning of period ...............................                            $ 14.46              $ 11.23
                                                                                               --------             -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income .............................................                            $  0.47              $  0.54
 Net realized and unrealized gain (loss) on investments ............                               2.54                 3.34
                                                                                                --------             -------
   Net increase (decrease) from investment operations ..............                           $  3.01              $  3.88
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .............................................                             (0.45)               (0.53)
 Tax return of capital .............................................                               --                   --
   Net realized gain ...............................................                             (0.12)               (0.12)
                                                                                               -------              -------
 Net increase (decrease) in net asset value ........................                           $  2.44              $  3.23
                                                                                               -------              -------
Net asset value, end of period .....................................                           $ 16.90              $ 14.46
                                                                                               =======              =======
Total return** .....................................................                            21.16%               35.73%
Ratio of net expenses to average net assets ........................                             1.25%+               1.34%+
Ratio of net investment income to average net assets ...............                             3.16%+               4.63%+
Portfolio turnover rate ............................................                               28%                  41%
Average brokerage commission per share .............................                          $0.0597              $0.0595
Net assets, end of period (in thousands) ...........................                          $42,187              $11,115
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................                             1.37%                3.35%
 Net investment income (loss) ......................................                             3.04%                2.62%
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES
 BY PIONEER AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................                             1.24%                1.24%
 Net investment income (loss) ......................................                             3.17%                4.73%

                                                                      REAL ESTATE GROWTH
                                                                           PORTFOLIO
                                                                     ---------------------
                                                                         MARCH 31, 1995
                                                                         (COMMENCEMENT
                                                                         OF OPERATIONS)
                                                                      TO DECEMBER 31, 1995
                                                                     ---------------------
Net asset value, beginning of period ...............................           $10.00
                                                                               ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income .............................................           $ 0.12
 Net realized and unrealized gain (loss) on investments ............             1.55
                                                                               ------
   Net increase (decrease) from investment operations ..............           $ 1.67
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .............................................            (0.23)
 Tax return of capital .............................................            (0.18)
   Net realized gain ...............................................            (0.03)
                                                                               ------
 Net increase (decrease) in net asset value ........................           $ 1.23
                                                                               ------
Net asset value, end of period .....................................           $11.23
                                                                               ======
Total return** .....................................................            16.96%
Ratio of net expenses to average net assets ........................             2.10%***+
Ratio of net investment income to average net assets ...............             2.68%***+
Portfolio turnover rate ............................................                1%***
Average brokerage commission per share .............................               --
Net assets, end of period (in thousands) ...........................           $  512
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................            45.96%***
 Net investment income (loss) ......................................           (41.18)%***
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY PIONEER
 AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................             1.57%***
 Net investment income (loss) ......................................             3.21%***

---------
  * Includes foreign currency transactions.
 ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
*** Annualized.
  + Ratios assuming no reduction for fees paid indirectly.

Basic information about Growth and Income Portfolio

Investment objective
Reasonable income and capital growth.

Investment strategies

The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common and preferred stocks and convertible debt securities. Although the portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the portfolio expects them to increase in value.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks to identify and buy securities selling at reasonable prices or at substantial discounts to their underlying values and then to hold these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs fundamental research and due diligence. Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Above average potential for earnings and revenue growth

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   A  sustainable  competitive  advantage,  such as a brand name, customer base, proprietary technology or economies of scale

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   Value stocks fall out of favor with investors

[square bullet]   The portfolio's  assets remain  undervalued or do not have the potential value originally expected

[square bullet]   Stocks  selected  for income do not achieve the same return as securities selected for capital growth

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each year since its inception on October 31, 1997. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such expenses will reduce your return.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'97   5.43
`98  26.11
[end bar chart]


The portfolio's highest calendar quarterly return was 21.71% (9/30/98 to 12/31/98)

The portfolio's lowest calendar quarterly return was -11.70% (6/31/98 to 9/30/98)

Comparison with Standard & Poor's 500 Index

The table shows the average annual total return for Class I shares of the portfolio over time and compares these returns to the returns of Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[squarebullet]    Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Class I                26.12          27.57               10/31/97
        ------------------- ------------- ------------------ ------------------
        S&P 500 Index          28.73          30.81
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio invests primarily in common stocks of U.S. companies to seek reasonable income and capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. common stocks
The portfolio may invest up to 10% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S .issuers.

The fund may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trust are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

The portfolio may invest the balance of its assets in debt securities. Generally the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they offer the potential for reasonable income or capital growth, to diversify the portfolio's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Portfolio manager
Day-to-day management of the fund's portfolio is the responsibility of John A. Carey. Mr. Carey is a vice president of Pioneer. He joined Pioneer in 1979 and has over 19 years of investment experience.

Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the fund and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operates under the supervision of Theresa A. Hamacher. Mr. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.25% of the portfolio's average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to __% of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. The portfolio generally pays dividends from any net investment income or distributions of net short-term capital gains quarterly during March, June, September and December. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:

                                                                    GROWTH AND INCOME PORTFOLIO
                                                               -------------------------------------
                                                                                     OCTOBER 31, 1997
                                                               FOR THE YEAR ENDED     (COMMENCEMENT
                                                                DECEMBER 31,         OF OPERATIONS)
                                                                    1998            TO DECEMBER 31, 1997
                                                               ---------------- --------------------
Net asset value, beginning of period ........................                             $ 15.00
                                                                                          -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ......................................                             $  0.01
 Net realized and unrealized gain (loss) on investments .....                                0.80
                                                                                          -------
   Net increase (decrease) from investment operations .......                             $  0.81
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ......................................                               (0.01)
 Net realized gain ..........................................                                  --
                                                                                         ---------
   Net increase (decrease) in net asset value ...............                             $  0.80
                                                                                         ---------
Net asset value, end of period ..............................                             $ 15.80
                                                                                        =========
Total return* ...............................................                                5.43%
Ratio of net expenses to average net assets .................                                1.25%**
Ratio of net investment income to average net assets ........                                1.07**
Portfolio turnover rate .....................................                                   0%
Average brokerage commission per share ......................                             $0.0421
Net assets, end of period (in thousands) ....................                             $ 4,493
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION
 OF EXPENSES BY PIONEER AND NO REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ...............................................                               5.30%**
 Net investment income (loss) ...............................                              (2.98)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ...............................................                                  --
 Net investment income (loss) ...............................                                  --



Basic information about Equity-Income Portfolio


Investment objective
Current income and long-term growth of capital from a portfolio consisting primarily of income-producing equity securities of U.S. corporations.

Investment strategies

Normally, the portfolio invests at least 80% of its total assets in income-producing equity securities of U.S. companies. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks to identify and buy securities selling at substantial discounts to their underlying values and then to hold these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs fundamental research and due diligence, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Management  with  demonstrated  ability and  commitment to the company

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales [squarebullet]C Good prospects for dividend growth

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   Value stocks fall out of favor with investors

[square bullet]   The portfolio's  assets remain  undervalued or do not have the potential value originally expected
[square bullet]   Stocks  selected  for income do not achieve the same return as securities selected for capital appreciation
[square bullet]   Interest rates or inflation increases

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I share for each calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect any fees and expenses of a Variable Contract. Such fees and expenses will reduce your return.

[bar chart]
Annual return Class A shares
(Year ended December 31)

`95       23.62
`96       15.19
`97       35.23
`98       21.80
[end bar chart]

The portfolio's highest calendar quarterly return was 15.04% (9/30/98 to 12/31/98)

The portfolio's lowest calendar quarterly return was 7.92% (6/30/97 to 9/30/97)

Comparison with Standard & Poor's 500 Index

The table shows the average annual total returns for the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

[square bullet]    The sale of the shares at the end of the period

[square bullet]    Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Class I                21.80           24.86             3/1/95
        ------------------- ------------- ------------------ ------------------
        S&P 500 Index          28.73           29.98
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio primarily invests in income-producing equity securities of U.S. corporations to seek current income and long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Other investments

The portion of the portfolio's assets not invested in equity securities may be invested in debt securities. Most of the debt securities the portfolio acquires are expected to be securities convertible into common stocks. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 10% of its total assets (at the time of purchase) in lower quality, higher risk debt securities, including convertible securities.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower-quality debt securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

Portfolio Manager
Day-to-day management of the portfolio is the responsibility of John A. Carey. Mr. Carey is a vice president of Pioneer. He joined Pioneer in 1979 and has been an investment professional since 1979.

Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management Fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. For the portfolio's most recent fiscal year, the portfolio paid a management fee equal to 0.65% of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. The portfolio generally pays dividends from any net investment income or distributions of net short-term capital gains quarterly during March, June, September and December. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:

                                                                                 EQUITY-INCOME PORTFOLIO
                                                    ------------------------------------------------------------------
                                                    FOR THE YEAR    FOR THE YEAR   FOR THE YEAR      MARCH 1, 1995
                                                       ENDED          ENDED          ENDED         (COMMENCEMENT
                                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,      OF OPERATIONS)
                                                        1998          1997           1996       TO DECEMBER 31, 1995
                                                    ------------------------------ -------------- ---------------------
Net asset value, beginning of period ..................               $  13.73        $ 12.17           $10.00
                                                                      --------        -------           ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ................................               $   0.35        $  0.29           $ 0.19
 Net realized and unrealized gain (loss)
   on investments .....................................                   4.44           1.54             2.16
                                                                      --------        --------          ------
   Net increase (decrease) from investment operations .               $   4.79        $  1.83           $ 2.35
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ................................                  (0.37)         (0.27)           (0.18)
 Net realized gain ....................................                  (0.01)            --               --
                                                                     ---------        ----------        ------
   Net increase (decrease) in net asset value .........               $   4.41        $  1.56           $ 2.17
                                                                      --------        -------           ------
Net asset value, end of period ........................               $  18.14        $  3.73           $12.17
                                                                      ========        =======           ======
Total return* .........................................                  35.23%         15.19%           23.62%
Ratio of net expenses to average net assets ...........                   0.77%+         0.96%+           1.63%**+
Ratio of net investment income to average net assets ..                   2.31%+         2.67%+           2.89%**+
Portfolio turnover rate ...............................                     15%            18%              --
Average brokerage commission per share ................               $ 0.0574        $0.0583               --
Net assets, end of period (in thousands) ..............               $124,213        $46,871           $6,914
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND
 ASSUMPTION OF EXPENSES BY PIONEER AND NO REDUCTION
 FOR FEES PAID INDIRECTLY:
 Net expenses .........................................                   0.77%          0.98%            5.32%**
 Net investment income (loss) .........................                   2.31%          2.65%           (0.80)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND
 ASSUMPTION OF EXPENSES BY PIONEER AND REDUCTION FOR
 FEES PAID INDIRECTLY:
 Net expenses .........................................                   0.77%          0.95%            1.47%**
 Net investment income (loss) .........................                   2.31%          2.68%            3.05%**

---------

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

Basic information about Balanced Portfolio


Investment objectives

Capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

Investment strategies

Pioneer, the portfolio's investment adviser, adjusts the allocation of the portfolio's assets between equity securities and debt securities. The allocation of the portfolio's assets between equity securities and debt securities varies depending on Pioneer's assessment of current business, economic and market conditions. Normally, neither equity securities nor debt securities will represent less than 35% nor more than 65% of the portfolio's assets.

The portfolio's equity investments include common stocks, interests in real estate investment trusts (REITs), and securities with common stock characteristics, such as convertible bonds and preferred stocks. The portfolio's investments in debt securities include U.S. government securities, corporate debt securities, mortgage and asset backed securities and commercial paper. The portfolio's investments in debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

--------------------------------------------------------------------------------
Investment grade debt securities

A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer.
--------------------------------------------------------------------------------

The portfolio's assets allocated to bonds are U.S. government securities or generally are rated investment grade at the time of purchase. Up to 10% of the portfolio's assets (at the time of purchase) may be invested in debt securities rated below investment grade. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than high quality debt securities.

With respect to its equity investments, the portfolio uses a "growth at a reasonable price" style of management. The portfolio is seeking to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks, Pioneer employs fundamental research and due diligence. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   Increasing earnings forecast

Pioneer considers both macroeconomic and issuer specific factors in selecting debt securities for the portfolio. In assessing the appropriate maturity, rating and sector weighing for the portfolio, Pioneer considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issuers), liquidity and rating, sector and issuer diversification. Pioneer also employs fundamental research and due diligence to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability.

In making portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research.

Principal risks of investing in the portfolio

Even though the portfolio seeks capital growth and current income, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   The  portfolio's  equity  investments  do not have the  growth potential originally expected

[square bullet]   Stocks  selected  for income do not achieve the same return as securities selected for capital growth

The portfolio also has risks associated with investing in bonds. The portfolio could under perform other investments if:

[square bullet]   Interest  rates go up,  causing the value of the  portfolio to decline

[square bullet]   The issuer of a debt security owned by the portfolio  defaults on its obligation to pay principal or interest or has its credit rating downgraded

[square bullet]   During periods of declining  interest  rates,  the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk.

[square bullet]   During periods of rising interest  rates,  the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

[square bullet]   Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

The portfolio's past performance
The bar chart and table indicate the risk of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may make or lose money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees and expenses of a variable annuity or contract. Such fees and expenses will reduce your return.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95       20.84
`96       14.25
`97       17.62
`98        2.64
[end bar chart]

The portfolio's highest calendar quarterly return was 10.05% (3/31/97 to 6/30/97)

The portfolio's lowest calendar quarterly return was -6.32% (6/31/98 to 9/30/98)




Comparison with SP 500 Index and Lehman Brothers Government/Corporate Bond Index The table shows the average annual return of the portfolio's Class I shares over time and compares these returns to the returns of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is a widely recognized measure of the performance of 500 widely held common stocks. The Lehman Brothers Government/Corporate Bond Index is a composite index of the U.S. bond market. Unlike the portfolio, the Indexes are not managed and do not incur expenses. The table assumes:

[square bullet]   The sale of shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions


   -------------------------------------------------------------------------------------
                             Average annual total return (%)
                          (for periods ended December 31, 1998)
   ---------------------------------------- ---------- --------------- -----------------
                                            1 Year        Since        Inception Date
                                                         Inception
   ---------------------------------------- ---------- --------------- -----------------
   Class I                                      2.64       14.23            3/1/95
   ---------------------------------------- ---------- --------------- -----------------

   S&P 500 Index                               28.73       29.98
   ---------------------------------------- ---------- --------------- -----------------
   Lehman Brothers Government/Corporate
   Bond Index                                   9.47        9.46
   ---------------------------------------- ---------- --------------- -----------------

Other investment policies

As discussed above, the portfolio primarily invests in equity securities and bonds to seek capital growth and current income.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. common stocks
The portfolio may invest up to 25% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in foreign issuers may involve unique risks compared to investing in the securities of U.S. issuers. These risks may include:

[square bullet]   Less  information  about  foreign  issuers or  markets  may be available due to less rigorous disclosure and accounting standards or regulatory practices

[square bullet]   Many  foreign  markets  are  smaller,  less  liquid  and  more volatile. In a changing market, Pioneer may not be able to sell the portfolio's portfolio securities in amounts and at prices it considers reasonable

[square bullet]   Adverse  effect of currency  exchange rates or controls on the value of the portfolio's investments

[square bullet]   Political,  economic and social  developments that adversely affect the securities markets

[square bullet]   Withholding  and other  foreign  taxes which may  decrease the portfolio's return

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts (REITs). Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

Portfolio manager
Day-to-day management of the portfolio is the responsibility of co-managers Tim Chan and Eric Weigel, vice presidents of Pioneer. Mr. Chan is responsible for the equity investments of the portfolio. He joined Pioneer in August 1998 and has been an investment professional since 1993. Prior to joining Pioneer, Mr. Chan was an Equity Portfolio Manager with Allmerica Financial from 1995 to 1998 and was an Equity Research Analyst with Key Corp. from 1993 to 1995. Mr. Weigel is responsible for the asset allocation decisions for the portfolio. He joined Pioneer in August 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was Head of Global Asset Allocation and Portfolio Manager at Chancellor LGT Asset Management from 1994 to 1997 and managed domestic and international portfolios for INVESCO Management and Research from 1993 to 1994.

Day-to-day management of the fixed income portion of the portfolio is the responsibility of a team of managers and analysts which focuses on fixed income investments, led by Kenneth J. Taubes, a vice president of Pioneer. Mr. Taubes joined Pioneer in September 1998 and has been an investment professional since 1989.

The portfolio managers are supported by a team of portfolio managers and analysts who focus on equity and fixed income securities. This team provides research for the portfolio and other Pioneer mutual portfolios with similar investment objectives and styles. The portfolio managers and their team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management Fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer earns a fee equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to ___% of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. The portfolio generally pays dividends from any net investment income or distributions of net short-term capital gains quarterly during March, June, September and December. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:

                                                                                 BALANCED PORTFOLIO
                                                                  -------------------------------------------------
                                                                                                      MARCH 1,
                                                                                                        1995
                                                     FOR THE YEAR  FOR THE YEAR   FOR THE YEAR     (COMMENCEMENT
                                                       ENDED          ENDED          ENDED        OF OPERATIONS)
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                       1998            1997           1996              1995
                                                                  -------------- -------------- -------------------
Net asset value, beginning of period .................                  $ 13.19        $ 11.87           $10.00
                                                                        -------        -------           ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ...............................                  $  0.36        $  0.29           $ 0.20
 Net realized and unrealized gain (loss) on
 investments .........................................                     1.94           1.39             1.87
                                                                        -------        -------           ------
   Net increase (decrease) from investment operations                   $  2.30        $  1.68           $ 2.07
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...............................                     0.36)         (0.29)           (0.20)
 Net realized gain ...................................                    (0.14)         (0.07)              --
                                                                        -------        -------           ------
Net increase (decrease) in net asset value ...........                  $  1.80        $  1.32           $ 1.87
                                                                        -------        -------           ------
Net asset value, end of period .......................                  $ 14.99        $ 13.19           $11.87
                                                                        =======        =======           ======
Total return** .......................................                    17.62%         14.26%           20.84%
Ratio of net expenses to average net assets + ........                     0.96%          1.20%            1.76%***
Ratio of net investment income to average net assets +                     2.63%          2.83%            2.99%***
Portfolio turnover rate ..............................                       63%            74%              --
Average brokerage commission per share ...............                  $0.0567        $0.0582               --
Net assets, end of period (in thousands) .............                  $44,008        $16,783           $2,661
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES BY PIONEER
 AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ........................................                     0.96%          1.58%           14.77%***
 Net investment income (loss) ........................                     2.63%          2.45%          (10.02)%***
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND
 ASSUMPTION OF EXPENSES BY PIONEER AND REDUCTION FOR
 FEES PAID INDIRECTLY:
 Net expenses ........................................                     0.95%          1.15%            1.45%***
 Net investment income (loss) ........................                     2.64%          2.88%            3.30%***

 * Includes foreign currency transactions.
 ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
*** Annualized.
  + Ratio assuming no reduction for fees paid indirectly.

Basic information about Swiss Franc Bond Portfolio

Investment objective
To approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income.

Investment strategies

The portfolio invests primarily in investment grade government and corporate debt securities denominated in Swiss francs and combinations of forward foreign currency exchange contracts and debt securities that are not denominated in Swiss francs. These combinations are designed to link the value of the investment in the non-Swiss franc security to the performance of the Swiss franc. The portfolio normally will not invest more than 25% of its total assets in such combination transactions.

The portfolio may invest up to 35% of its total assets in investment grade commercial paper, bank obligations and money market instruments which may be denominated in Swiss francs or other currencies. Normally, at least 50% of the portfolio's investments will be denominated in Swiss francs.

The portfolio's average weighted maturity normally will not exceed three years. However, the average weighted maturity may be as long as five years if Pioneer determines that a longer maturity is appropriate to respond to existing or expected market conditions.

Pioneer, the portfolio's investment adviser, considers both macroeconomic and issuer specific factors in selecting a portfolio designed to achieve the portfolio's investment objective. In assessing the appropriate maturity, rating and sector weighing for the portfolio, Pioneer considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issuers), liquidity and rating, sector and issuer diversification. Pioneer also employs fundamental research and due diligence to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research.

Principal risks of investing in the portfolio

Even though the portfolio seeks to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income, you could lose money on your investment, or the portfolio could fail to generate current income, if:

[square bullet}   Interest  rates go up,  causing  the value of the  portfolio's investments to decline

[square bullet]   During periods of declining  interest  rates,  the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk

[square bullet]   During periods of rising interest  rates,  the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk

[square bullet]   Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect

Investing primarily in Swiss issuers may involve unique risks compared to the securities of U.S. issuers. These risks may include:

[square bullet]   The  U.S.  dollar  appreciates  against  the  Swiss  franc  or
                  Switzerland imposes restrictions on currency conversion or trading. The portfolio is particularly susceptible to this risk since Pioneer does not actively manage the currency exchange rate risk of the portfolio's investments

[square bullet]   The Swiss  market is smaller  and may be less  liquid and more volatile than the US market

[square bullet]   The Swiss  economy may grow at a slower rate than  expected or suffer a downturn or recession

[square bullet]   Political,  economic  or  social  developments  may  adversely affect the Swiss securities market

[square bullet]   Economic and Monetary  Union (EMU) and the  introduction  of a single European currency may increase the volatility of European markets

[square bullet]   Withholding   and  other   foreign   taxes  may  decrease  the
                  portfolio's return

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance
The bar chart and table indicate the risk of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may make or lose money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each calendar year since the portfolio's inception on March 31, 1995 The chart does not reflect the fees and expenses payable with respect to any Variable Contract. Such expenses will reduce your return.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95       0.40
`96     -10.81
`97      -6.93
`98       9.48
[end bar chart]

The portfolio's highest calendar quarterly return was 11.12% (6/30/98 to 9/30/98)

The portfolio's lowest calendar quarterly return was -6.02% (3/30/96 to 6/30/96)


Comparison with the Merrill Lynch Global Bond Index
The table shows the average annual total return for the portfolio's Class I shares over time and compares these returns to the returns of the Merrill Lynch Global Bond Index. This index is a measure of approximately 3,000 global government securities and Eurobonds. Unlike the portfolio, these Indexes are not managed and do not incur expenses. The table assumes:

[square bullet]    The sale of the shares at the end of the period

[square bellet]    Reinvestment of all dividends and distributions

   -------------------------------------------------------------------------------------
                             Average annual total return (%)
                          (for periods ended December 31, 1998)
   ---------------------------------------- ---------- --------------- -----------------
                                            1 Year        Since         Inception Date
                                                         Inception
   ---------------------------------------- ---------- --------------- -----------------
   Class I                                    9.48         -2.85                 3/31/95
   ---------------------------------------- ---------- --------------- -----------------
   Index                                     12.78          6.76
   ---------------------------------------- ---------- --------------- -----------------

Portfolio manager
Day-to-day management of the portfolio is the responsibility of Salvatore P. Pramas. Mr. Pramas is a vice president of Pioneer. He joined Pioneer in 1994 after working for a number of investment management firms.

Mr. Pramas is supported by a team of portfolio managers and analysts who specialize in fixed income securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Madden and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.25% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.25% of its average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to __% of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:

                                                                             SWISS FRANC BOND PORTFOLIO
                                                                  -------------------------------------------------
                                                                                                    NOVEMBER 1,
                                                                                                        1995
                                                     FOR THE YEAR  FOR THE YEAR   FOR THE YEAR     (COMMENCEMENT
                                                        ENDED        ENDED          ENDED        OF OPERATIONS)
                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                        1998          1997           1996              1995
                                                                  -------------- -------------- -------------------
Net asset value, beginning of period ..................              $ 13.42         $ 15.06            $15.00
                                                                     -------         -------            ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ................................              $  0.30         $  0.14            $ 0.04
 Net realized and unrealized gain (loss) on
   investments ........................................                (1.22)*         (1.78)*            0.02*
                                                                     -------         -------            ------
   Net increase (decrease) from investment operations .              $ (0.92)        $ (1.64)           $ 0.06
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ................................                   --              --                --
 Net realized gain ....................................                   --              --                --
                                                                     -------         -------            -----
Net increase (decrease) in net asset value ............              $ (0.92)        $  1.64            $ 0.06
                                                                     -------         -------            -----
Net asset value, end of period ........................              $ 12.50         $ 13.42            $15.06
                                                                     =======         =======            ======
Total return** ........................................                (6.92)%        (10.88)%            0.40%
Ratio of net expenses to average net assets + .........                 1.23%           1.20%             2.25%***
Ratio of net investment income to average net assets +                  3.22%           3.37%             1.70%***
Portfolio turnover rate ...............................                   17%             39%               --
Average brokerage commission per share ................                   --              --                --
Net assets, end of period (in thousands) ..............              $22,088         $13,079            $  189
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES BY PIONEER
 AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses .........................................                 1.25%           2.58%            69.22%***
 Net investment income (loss) .........................                 3.20%           1.99%           (65.27)%***
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND
 ASSUMPTION OF EXPENSES BY PIONEER AND REDUCTION FOR
 FEES PAID INDIRECTLY:
 Net expenses .........................................                 1.22%           1.15%             1.25%***
 Net investment income (loss) .........................                 3.23%           3.42%             2.70%***

---------
  * Includes foreign currency transactions.
 ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
*** Annualized.
  + Ratio assuming no reduction for fees paid indirectly.

Basic information about America Income Portfolio


Investment objective
As high a level of current income as is consistent with preservation of capital.

Investment strategies

Normally, the portfolio invests exclusively in U.S. government securities and repurchase agreements and "when-issued" commitments with respect to these securities. These securities include:

[square bullet]   U.S. Treasury obligations, which differ only in their interest rates,  maturities  and  times  of  issuance,  including  U.S.
                  Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds
                  (generally maturities greater than 10 years)

[square bullet]   Obligations issued by or guaranteed as to payment of principal and  interest by agencies  and  instrumentalities  of the U.S.
                  government,  such as Government National Mortgage  Association
                  (GNMA), Federal Housing Administration (FHA)

[square bullet]   Securities issued by an agency or instrumentality that are not guaranteed by the U.S. Treasury,  such as securities issued by
                  Student Loan Marketing Association (SLMA) and Federal National
                  Mortgage  Association (FNMA), which are supported by the right
                  to  borrow  money  from  the  U.S.   Treasury   under  certain
                  circumstances,  or securities  issued by the Federal Home Loan
                  Bank which are supported solely by the credit of the agency.

The portfolio's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio may invest in securities of any maturity. Although the average dollar weighted maturity of the portfolio's assets may vary significantly, it generally will not exceed twenty years.

Pioneer, the portfolio's investment adviser, considers both macroeconomic and issuer specific factors in selecting a portfolio designed to achieve the portfolio's investment objective. In assessing the appropriate maturity, rating and sector weighing for the portfolio, Pioneer considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs fundamental research and due diligence to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability.

In making portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research.

Principal risks of investing in the portfolio
Even though the portfolio seeks a high level of current income and preservation of capital, you could lose money on your investment, or the portfolio could fail to generate current income, if:

[square bullet]   Interest  rates go up,  causing  the value of the  portfolio's investments to decline

[square bullet]   During periods of declining  interest  rates,  the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk

[square bullet]   During periods of rising interest  rates,  the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk

[square bullet    Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect

To the extent the portfolio invests significantly in mortgage-related securities, its exposure to prepayment and extension risks may be greater than other investments in fixed income securities. Mortgage derivatives held by the portfolio may have especially volatile prices and may have a disproportionate effect on the portfolio's share price.

Not all U.S. government securities are backed by the full faith and credit of the United States. Some agencies and instrumentalities, such as SLMA and FNMA, are only supported by the right to borrow money from the U.S. Treasury under certain circumstances. Other agencies and instrumentalities, such as the Federal Home Loan Banks, are supported solely by the credit of the agency. The guarantee by the U.S. Treasury or agency or instrumentality of the U.S. government applies only to payment of principal and interest and does not extend to the market value of the security.

The portfolio's past performance
The bar chart and table indicate the risk of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may make or lose money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each year since its inception on March 1, 1995. The chart does not reflect any fees and expenses payable with respect to a Variable Contract. Such expenses will reduce your return.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95       5.68
'96       1.30
'97       8.44
`98       8.15
[end bar chart]

The portfolio's highest calendar quarterly return was 4.75% (6/30/98 to 9/30/98)

The portfolio's lowest calendar quarterly return was -2.41% (12/31/95 to 3/31/96)

Comparison with Lehman Brothers Government Bond Index
The table shows the average annual total returns for the portfolio's Class I shares over time and compares these returns to the returns of the Lehman Brothers Government Bond Index. This is a measure of the performance of U.S.
Treasury  debt,  all  publicly  issued  debt of  U.S.  government  agencies  and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions


   -------------------------------------------------------------------
                    Average annual total return (%)
                 (for periods ended December 31, 1998)
   --------------- --------- ------------------ ----------------------
                    1 Year    Since Inception      Inception Date
   --------------- --------- ------------------ ----------------------
   Class I            8.15        4.74                  3/1/95
   --------------- --------- ------------------ ----------------------
   Index              4.83        5.09
   --------------- --------- ------------------ ----------------------


Other Investment Policies

As discussed, the portfolio invests exclusively in U.S. government securities and repurchase agreements and "when-issued" commitments with respect to these securities.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Additional information about debt securities
The portfolio may invest in mortgage-backed securities issued by agencies or instrumentalities of the U.S. government. These securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real estate. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage backed securities are particularly subject to prepayment risk. A portfolio may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Repurchase Agreements
Repurchase agreements are arrangements under which the portfolio purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the portfolio's purchase price, with the difference being income to the portfolio. The other party's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Repurchase agreements afford the portfolio an opportunity to earn income on temporarily available cash at low risk. However, in the event that the other party to the repurchase agreement defaults on its obligations, the portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the portfolio is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

"When-Issued" Securities
The portfolio may purchase and sell securities, including GNMA certificates, on a when-issued or delayed delivery basis. These transactions arise when securities are purchased or sold by the portfolio with payment and delivery taking place at a fixed future date. The portfolio may engage in these transactions when it believes they would result in a favorable price and yield for the security being purchased or sold. The market value of when-issued or delayed delivery transactions may increase or decrease as a result of changes in interest rates. These transactions involve risk of loss if the value of the underlying security changes unfavorably before the settlement date. There is also a risk that the other party to the transaction will default on its obligation to purchase or sell the security, which may result in the portfolio missing the opportunity to obtain a favorable price or yield elsewhere.

Portfolio manager
Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Sherman B. Russ and Kenneth
J. Taubes. Mr. Russ and Mr. Taubes are jointly responsible for overseeing Pioneer's U.S. and global fixed income team. Mr. Russ is a senior vice President of Pioneer. He joined Pioneer in 1983 and has been an investment professional since 1962. Mr. Taubes joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual portfolios.

Mr. Russ, Mr. Taubes and their team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.55% of the portfolio's average daily net assets. This fee is usually computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.25% of its average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to ___% of the average daily net assets.

Distributions
The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. You begin to earn dividends on the first business day following receipt of payment for shares. You continue to earn dividends up to the date of sale. Dividends are normally paid on the last business day of each month. The portfolio makes distributions from long-term capital gains, if any, annually, generally in November. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:

                                                                             AMERICA INCOME PORTFOLIO
                                                    -------------------------------------------------------------
                                                                                                     MARCH 1,
                                                                                                       1995
                                                     FOR THE YEAR  FOR THE YEAR   FOR THE YEAR    (COMMENCEMENT
                                                         ENDED       ENDED          ENDED       OF OPERATIONS)
                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                         1998         1997           1996             1995
                                                    ------------- -------------- -------------- -----------------
Net asset value, beginning of period ...................             $  9.78         $10.18           $10.00
                                                                     -------         ------           -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income .................................             $  0.54         $ 0.52           $ 0.38
 Net realized and unrealized gain (loss) on investments                 0.26          (0.40)            0.18
                                                                     -------         ------           ------
   Net increase (decrease) from investment operations ..             $  0.80         $ 0.12           $ 0.56
distribution to shareholders from:
 Net investment income .................................               (0.54)         (0.52)           (0.38)
                                                                     -------
 Net realized gain .....................................                                 --               --
                                                                                     ------           ------
Net increase (decrease) in net asset value .............             $  0.26         $(0.40)          $(0.18)
                                                                     -------         ------           ------
Net asset value, end of period .........................             $ 10.04         $ 9.78           $10.18
                                                                     =======         ======           ======
Total return* ..........................................                8.44%          1.30%            5.68%
Ratio of net expenses to average net assets + ..........                1.26%          1.31%            1.12%**
Ratio of net investment income to average net assets + .                5.46%          5.25%            5.22%**
Portfolio turnover rate ................................                  11%            60%              96%**
Net assets, end of period (in thousands) ...............             $14,519         $6,872           $3,514
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND
 ASSUMPTION OF EXPENSES BY PIONEER AND NO REDUCTION
 FOR FEES PAID INDIRECTLY:
 Net expenses ..........................................                1.43%          2.24%           11.86%**
 Net investment income (loss) ..........................                5.29%          4.32%           (5.52)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION
 OF EXPENSES BY PIONEER AND REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ..........................................                1.23%          1.25%            0.99%**
 Net investment income (loss) ..........................                5.49%          5.31%            5.35%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

Basic information about Money Market Portfolio

Investment objective

Current income consistent with preservation of capital and providing liquidity.

Investment strategies
--------------------------------------------------------------------------------
[graphic icon]
Money Market Securities:
Money market securities include:

o  Securities that are issued or guaranteed by the U.S.
   government, its agencies or instrumentalities
o  Corporate debt securities
o  Bank obligations
o  Commercial paper
o  Repurchase agreements
--------------------------------------------------------------------------------

The portfolio seeks to maintain a constant net asset value of $1.00 per share by investing in high quality money market securities. The portfolio may invest more than 25% of its assets in U.S. government securities and obligations of banks.

The portfolio invests in U.S. government obligations and securities rated at the time of purchase in one of the two highest rating categories for short-term debt by a nationally recognized rating organization or determined by Pioneer to be of equivalent quality. If rating organizations differ in the rating assigned to a security, the portfolio will only treat the security as having the higher rating if at least two rating organizations assigned that rating. The fund's investments may have fixed, floating or variable interest rates.

The portfolio invests exclusively in securities with a maximum remaining maturity of 397 days from the date of settlement of the purchase and maintains an dollar-weighted average portfolio maturity of 90 days or less.

In selecting the portfolio's investments, Pioneer complies with the rating, maturity and diversification requirements applicable to money market funds. Within those limits, Pioneer's assessment of macroeconomic factors that are expected to affect economic activity and interest rates influence its securities selection. Pioneer also employs fundamental research and due diligence to assess an issuer's credit quality.

Principal risks of investing in the portfolio

Although the portfolio seeks to maintain a $1 share price, you could lose money on your investment or the portfolio could fail to generate high current income if:

[square bullet]   Interest rates rise go up causing the value of the portfolio's investments to decline

[square bullet]   The issuer of a security  owned by the  portfolio  defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

[square bullet]   Pioneer's judgment about the credit quality, attractiveness or relative value of a particular security proves to be incorrect

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may make or lose money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each calendar year since the portfolio's inception on November 1, 1995. The chart does not reflect any fees and expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95       4.35
`96       4.51
`97       4.64
`98       4.68

The portfolio's highest calendar quarterly return was 1.61% (3/31/95 to 6/30/95)

The portfolio's lowest calendar quarterly return was 1.08% (12/31/96 to 3/31/97)

Comparison with 90-day Treasury Bills
The table shows the average annual total returns for the portfolio's Class I shares over time and compares these returns to the returns of the 90-day Treasury bill. The table also provides the portfolio's 7-day yield for the period December 24 to December 31, 1998. Please contact Pioneer at 1-800-225-6292 to obtain the portfolio's current 7-day yield. The table assumes:


[square bullet]  The sale of the shares at the end of the period

[square bullet]  Reinvestment of all dividends and distributions


--------------------------------------------------------------------------------
         Average annual total return (%)
                      (for periods ended December 31, 1998)
------------------- ------------- ------------- ------------------- ------------
                    1 Year        Since         Inception Date      7-day Yield
                                  Inception
------------------- ------------- ------------- ------------------- ------------
Class I               4.68         4.74           3/1/95
------------------- ------------- ------------- ------------------- ------------
90-day Treasury
bill                  4.83         5.09
------------------- ------------- ------------- ------------------- ------------

Portfolio Manager
Day-to-day management of the fund's portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Sherman B. Russ and Kenneth J. Taubes.

Mr. Russ and Mr. Taubes are jointly responsible for overseeing Pioneer's U.S. and global fixed income team. Mr. Russ is a senior vice president of Pioneer. He joined Pioneer in 1983 and has been an investment professional since 1962. Mr. Taubes joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam investments institutional accounts and mutual funds.

Mr. Russ, Mr. Taubes and their team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.50% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.00% of average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to ___% of average daily net assets.

Distributions
The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. You begin to earn dividends on the first business day following receipt of payment for shares. You continue to earn dividends up to the date of sale. Dividends are normally paid on the last business day of each month. The fund makes distributions from long-term capital gains, if any, annually, generally in November. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
The following information has been audited by , independent public accountants, in connection with their audit of the portfolios' financial statements. report on the fund's financial statements as of December 31, 1997 appears in the portfolios' annual report which is incorporated by reference into the statement of additional information. The information below should be read in conjunction with financial statements contained in the portfolios' annual report. The annual report includes more information about the portfolios' performance and is available free of charge upon request from your insurance company.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:

                                                                              MONEY MARKET PORTFOLIO
                                                       --------------------------------------------------------------
                                                                                                   NOVEMBER 1,
                                                                                                      1995
                                                       FOR THE YEAR FOR THE YEAR   FOR THE YEAR    (COMMENCEMENT
                                                          ENDED         ENDED          ENDED      OF OPERATIONS)
                                                       DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                          1998           1997           1996            1995
                                                       ------------ -------------- -------------- -------------------
Net asset value, beginning of period ..................              $  1.00        $  1.00           $ 1.00
                                                                     -------        -------           ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ................................              $  0.05        $  0.04           $ 0.04
 Net realized and unrealized gain (loss) on investments                   --             --               --
                                                                     -------        -------           ------
   Net increase (decrease) from investment operations .              $  0.05        $  0.04           $ 0.04
DISTRIBUTION TO SHAREHOLDERS FROM:
 Net investment income ................................                (0.05)         (0.04)           (0.04)
 Net realized gain ....................................                   --             --               --
                                                                     -------        -------           ------
Net increase (decrease) in net asset value ............              $  0.00        $  0.00           $ 0.00
                                                                     -------        -------           ------
Net asset value, end of period ........................              $  1.00        $  1.00           $ 1.00
                                                                     =======        =======           ======
Total return* .........................................                 4.64%          4.51%            4.35%
Ratio of net expenses to average net assets + .........                 1.00%          0.97%            0.81%**
Ratio of net investment income to average net assets +                  4.55%          4.43%            5.00%**
Portfolio turnover rate ...............................                   --             --               --
Net assets, end of period (in thousands) ..............              $13,739        $11,744           $3,416
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND
 ASSUMPTION OF EXPENSES BY PIONEER AND NO REDUCTION
 FOR FEES PAID INDIRECTLY:
 Net expenses .........................................                 1.17%          1.29%            8.34%**
 Net investment income (loss) .........................                 4.38%          4.11%           (2.53)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION
 OF EXPENSES BY PIONEER AND REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses .........................................                 0.99%          0.96%            0.74%**
 Net investment income (loss) .........................                 4.56%          4.44%            5.07%**

---------
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

Common portfolio investment policies

Temporary investments
Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with a remaining maturity of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes there to be extraordinary risks in investing in the securities in which the portfolio normally invests due to political or economic factors.

Short-term trading
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives
Each portfolio (other than Money Market portfolio) may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limits their use to hedging. However, each portfolio may use derivatives for a variety of purposes, including:

[square bullet]   As a hedge  against  adverse  changes in stock market  prices, interest rates or currency exchange rates

[square bullet]   As a substitute for purchasing or selling securities

[square bullet]   To increase the portfolio's return

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the fund's investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer Group
The Pioneer Group, Inc. and its subsidiaries are engaged in financial services businesses in the United States and many foreign countries. As of December 31, 1998, the firm had more than $23 billion in assets under management worldwide including more than $22 billion in U.S. mutual funds. The firm's U.S. mutual fund investment history includes creating in 1928 of one of the first mutual funds. John F. Cogan, chairman of the board and president of The Pioneer Group, Inc. owns approximately 14% of the firm. He is also an officer and director of each of the Pioneer mutual funds.

The investment adviser
Pioneer manages a family of U.S. and international stock funds, bond funds and money market funds. Pioneer is a subsidiary of The Pioneer Group, Inc. Its main office is at 60 State Street, Boston, Massachusetts 02109.

Year 2000
Information technology experts are concerned about computer and other electronic systems' ability to process date-related information on and after January 1, 2000. This scenario, commonly referred to as the "Year 2000 problem," could have an adverse impact on the portfolios and the provision of services to their shareowners. Pioneer is addressing the Year 2000 problem with respect to its systems and those used by the its affiliates. During 1999, Pioneer expects to finish addressing all material Year 2000 issues and to participate in industry-wide testing. The portfolios have obtained assurances from their other service providers that they are taking appropriate Year 2000 measures and Pioneer is monitoring their efforts. Although the portfolios do not expect the Year 2000 problem to adversely impact them, the portfolios cannot guarantee that their, or the portfolio's service providers', efforts will be successful.

Distributions and taxes

You should read the prospectus for your insurance  company's  Variable  Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class I shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by Qualified Plans. A portfolio's dividends and capital gain distributions to those accounts are generally treated as ordinary income and long-term capital gain, respectively, under the Internal Revenue Code and are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.


Shareholder information

NET ASSET VALUES

--------------------------------------------------------------------------------
[graphic icon]
Share price

The net asset value per share calculated on the day of a transaction, is often referred to as the share price.
--------------------------------------------------------------------------------
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Money Market portfolio's investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

Investments in Shares of the Portfolios
--------------------------------------------------------------------------------
Since you may not purchase shares of the portfolios, you should read the prospectus for your insurance company's Variable Contract to learn how to purchase a Variable Contract based on the portfolios.
--------------------------------------------------------------------------------

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to certain qualified pension and retirement plans (Qualified Plan). Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this Prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size that would disrupt the management of a portfolio.

The interests of Variable Contracts and Qualified Plans investing in the fund could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment medium for their Variable
Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

Selling

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption report in good order for the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance Company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exists: the New York Stock Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the portfolio to fairly determine the value of its net assets or the Securities and Exchange Commission, by order, so permits.

Pioneer
Variable Contracts Trust
Class I Shares

You can obtain more free information about the portfolios by writing to Pioneering Services Corporation, 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.


You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange commission's Public Reference room in Washington, D.C. or by calling 1-800-SEC-0330 to request a copy. The commission charges a fee for this service. You can get the same information free from the commission's Internet website (http://www.sec.gov).

(Investment Company Act file no. 811-08786)

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA  02109
www.pioneerfunds.com
                                                                       0199-5805
                                                 cPioneer Fund Distributor, Inc.

                                                     PIONEER





P i o n e e r

Variable Contracts Trust



--------------------------------------------------------------------------------
                                                                 Class II Shares
                                                         Prospectus, May 3, 1999


















                                   Contents


                                   Introduction
                                   Basic  information  about the portfolios
                                   Common portfolio  management  policies
                                   Management
                                   Distributions and taxes
                                   Shareholder information
                                   Financial highlights



                                   No government  securities commission or
                                   agency has approved the funds' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

INTRODUCTION

Pioneer Variable Contracts Trust is an open-end management investment Company that currently consists of twelve distinct portfolios. Class II shares of the portfolios are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract. To learn more about Variable Contracts, read the prospectus of your insurance company's separate account.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price (except as described below for Money Market Portfolio), yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed. Money Market Portfolio seeks to maintain a constant $1.00 share price although there can be no assurance it will do so.

Pioneer Investment Management, Inc. is the investment adviser to each portfolio.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to allocate amounts invested under Variable Contracts among the portfolios.

Choosing a portfolio

This illustration shows the expected relationship between the return potential and the level of risk normally associated with each portfolio's investment objective.

                    PORTFOLIO                STRATEGIC FOCUS

                    Emerging Markets         Invests for long-term growth of
                                             capital through investment in
                                             emerging market issuers.

                    International            Invests for long-term growth of
                    Growth                   capital primarily through
                                             investments in emerging market
                                             issuers

                    Europe Invests for long-term growth of capital through investment in
                                             European issuers.

                    Capital                  Invests  for capital  appreciation
                    Growth                   through a diversified portfolio  of
                                             common stock.

                    Growth                   Invests for appreciation of capital
                    Shares                   through investments in equity
                                             securities.

                    Real Estate              Invests for long-term growth of
                    Growth                   capital primarily through
                                             investments in REITS and other real
                                             estate industry companies. Current
                                             income is the portfolio's secondary
                                             objective.

More Aggressive     Growth and               Invests for reasonable income and
                    Income                   growth of capital by investing in a
                                             broad list of carefully selected,
                                             reasonably priced securities.

More Conservative   Equity-Income            Invests for current income and long
                                             -term capital growth by investing
                                             in a portfolio of income-producing
                                             equity securities of U.S.
                                             corporations.

                    Balanced Invests for capital growth and current income by actively managing investments in a diversified portfolio of common stocks and bonds.

Basic information about Emerging Markets Portfolio

Investment objective
Long-term growth of capital.


--------------------------------------------------------------------------------
[graphic icon]
Emerging Market Issuers
An emerging market issuer:

o  Is organized under the laws of an emerging market country;
o  Has a principal office in an emerging market country; or
o  Derives  at least 50% of its gross  revenues  or  profits  from goods or services produced in emerging markets or sales made in emerging markets.
--------------------------------------------------------------------------------

Investment strategies

The portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio.

The portfolio invests in at least six emerging markets. The portfolio does not allocate more than 25% of its total assets (at the time of purchase) to any one country but can invest more than 25% of its total assets in a particular region.

The portfolio's equity investments include common stocks, preferred stocks, depository receipts, convertible debt securities, warrants, rights and other equity interests. The portfolio may engage in transactions in non-U.S. currencies in connection with its investments.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. First, Pioneer determines the relative attractiveness of investing in different emerging markets. Pioneer bases its judgment on political stability, financial and market practices, economic growth prospects, levels of interest rates and inflation, general market valuations and potential changes in currency values. Using this analysis, Pioneer sets a target weighting for the allocation of the portfolio's assets among countries. At the same time, Pioneer seeks to identify and buy securities selling at substantial discounts to their underlying values and then to hold these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings and revenue growth. In making that assessment, Pioneer employs fundamental research and due diligence. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Issuers in  countries  expected  to have  economic  and market environments that will be positive

[square bullet]   Estimated  private  market  value in excess of current  stock price

[square bullet]   Favorable  expected  returns  relative to perceived risk

[square bullet]   Low debt levels relative to equity

[square bullet]   Companies  expected to benefit  from  long-term  trends in the economy and society

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value,  cash  flow  and  sales

[square bullet]   Turnaround  potential for  companies  that have been through difficult periods

Principal risks of investing in the portfolio
An investment in the portfolio involves a substantial degree of risk. Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   Stock markets of emerging market  countries go down or perform poorly relative to other stock markets (this risk may be greater if you are a short-term investor)

[square bullet]   Securities of emerging market issuers or value stocks fall out of favor with investors

[square bullet]   The portfolio's  assets remain  undervalued or do not have the potential value initially expected

Investing in emerging market issuers involves unique risks compared to investing in securities of issuers in the U.S. and other developed countries. These risks are more pronounced to the extent the portfolio invests in issuers in the less developed emerging markets or in any one region. These risks may include:

[square bullet]   The  U.S.  dollar  may  appreciate   against  emerging  market
                  currencies  or  an  emerging  market   government  may  impose
                  restrictions on currency conversion or trading

[square bullet]   Less information  about emerging market issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

[square bullet]   Many  emerging  markets  are  smaller,  less  liquid  and more volatile than developed markets. In a changing market, Pioneer may not be able to sell the portfolio's portfolio securities in amounts and at prices Pioneer considers reasonable

[square bullet]   Economic,  political  or  social  instability  in an  emerging
                  market  country  or  region  may  significantly   disrupt  the
                  principal financial markets in which the portfolio invests

[square bullet]   The economies of emerging market  countries may grow at slower rates than expected or may experience a downturn or recession

[square bullet]   Emerging  market  countries  may  experience  rising  interest
                  rates,   or,   more   significantly,    rapid   inflation   or
                  hyperinflation

[square bullet]   The portfolio  could  experience a loss from  settlement and custody practices in some emerging markets

[square bullet]   Withholding   and  other  non-U.S.   taxes  may  decrease  the
                  portfolio's return

The portfolio's past performance
The portfolio commenced operation son October 30, 1998. Prospectuses published after December 31, 1999 will include standard performance.

Other investment strategies

As discussed, the portfolio primarily invests in securities of emerging markets issuers to seek long-term growth of capital.

This section and "Common portfolio investment practices" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of emerging market issuers

The portfolio may invest in debt securities of emerging market issuers and may invest up to 35% of its total assets (at the time of purchase) in equity and debt securities of companies or governmental issuers in any developed country (other than the U.S.). The portfolio may also invest up to 35% of its total assets (at the time of purchase) in short-term debt securities. These investments normally include high-quality commercial paper, certificates of deposit and other bank-related investments, U.S. and non-U.S. government obligations and repurchase agreements and may also include Brady bonds, which are restructured debt of governmental issuers of emerging market countries.

The portfolio may invest in debt securities of any quality or maturity. The portfolio may not invest more than 10% of its total assets in debt securities rated below investment grade or in unrated securities of comparable quality.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Portfolio manager
Day-to-day management of the portfolio is the responsibility of Mark Madden. Mr. Madden is a vice president of Pioneer. He joined Pioneer in 1990 and has been an investment professional since 1984.

Mr. Madden is supported by a team of portfolio managers and analysts who specialize in international equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Madden and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.25% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.75% of the portfolio's average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to % of average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about International Growth Portfolio

Investment objective
Long-term capital growth.

Investment strategies

The portfolio invests primarily in common stocks and other equity securities of non-U.S. issuers. These companies may be located in both developed and emerging markets. Generally, the portfolio's investments in any country are limited to 25% or less of its total assets (at the time of investment). However, the portfolio may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the currencies of those countries. The portfolio may invest in other equity securities including preferred stocks, depository receipts, convertible debt securities, warrants, rights and other equity interests. The portfolio may also engage in transactions in currencies in connection with its investments.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks to identify and buy securities selling at substantial discounts to their underlying value and then to hold these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings and revenues growth, employing a bottom-up analytical style. In making that assessment, Pioneer employs fundamental research and due diligence. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   Turnaround  potential  for  companies  that have been  through difficult periods C Strong industry fundamentals

[square bullet]   Increasing earnings forecast

[square bullet]   Low debt levels relative to equity

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks long-term growth of capital, you could lose money on your investment in the portfolio or not make as much as if you invested elsewhere if:

[square bullet]   The non-U.S.  stock markets go down or perform poorly relative to U.S. stock markets (this risk may be greater if you are a short-term investor)

[square bullet]   Securities  of  non-U.S.  issuers or value  stocks fall out of favor with investors

[square bullet]   The market  continues  to  undervalue  the  securities  in the portfolio's portfolio or the securities in the portfolio's portfolio turn out not to be undervalued

Investing in non-U.S. issuers may involve unique risks compared to securities of U.S. issuers. Some of these risks do not apply to the larger more developed markets. These risks are more pronounced to the extent the portfolio invests in issuers in countries with emerging markets or if the portfolio invests significantly in any one country. These risks may include:

[square bullet]   Less  information  about  non-U.S.  issuers or markets  may be available due to less rigorous disclosure or accounting standards or regulatory practices

[square bullet]   Many  non-U.S.  markets  are  smaller,  less  liquid  and more volatile than U.S. markets.

[square bullet]   In a  changing  market,  Pioneer  may not be able to sell  the portfolio's  portfolio  securities  in  amounts  and at prices
                  Pioneer considers reasonable [squarebullet] C The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

[square bullet]   The U.S. dollar appreciates  against non-U.S.  currencies or a
                  non-U.S.   government  may  impose  restrictions  on  currency
                  conversion or trading

[square bullet]   Economic,   political  or  social   instability   in  non-U.S.
                  countries may significantly disrupt the principal financial markets in which the portfolio invests

[square bullet]   Withholding   and  other  non-U.S.   taxes  may  decrease  the
                  portfolio's return

The portfolio's past performance

The bar chart and table indicate the risks of inventing in the portfolio by how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may make or lose money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95  10.42%
`96   8.54
`97   4.87
`98  -3.32
[end bar chart]

The portfolio's highest calendar quarterly return was 20.16% (9/30/98 to 12/31/98).

The portfolio's lowest calendar quarterly return was -23.32% (6/30/98 to 9/30/98).

Comparison to MSCI Index
The table shows the average annual total returns of the portfolio's Class I shares over time and compares those returns to the returns of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index. This index is a widely recognized capitalization-weighted index of stocks traded in securities markets outside of the U.S. Unlike the portfolio, the index is not managed and does not incur expenses. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Portfolio              -3.32           5.20               3/31/95
        ------------------- ------------- ------------------ ------------------
        MSCI Index             19.97           9.68
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio primarily invests in non-U.S. equity securities to seek long-term growth of capital.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities. The debt securities may be issued by U.S. or non-U.S. companies or governmental issuers. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they offer the potential for capital growth, to diversify the portfolio's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Economic and Monetary Union (EMU)

January 1, 1999, 11 European countries adopted a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Portfolio manager
Day-to-day management of the Portfolio is the responsibility of Paulos M. Alexandrakis. Mr. Alexandrakis is senior vice president of Pioneer. He joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998 and a portfolio manager for Lazard Freres Asset Management from 1990 to 1994.

Mr. Alexandrakis is supported by a team of portfolio managers and analysts who focus on non-U.S. companies. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives and styles. Mr. Alexandrakis and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% per annum of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.50% of average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to ____% of the portfolio's average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about Europe Portfolio

Investment objective
Long-term growth of capital.


--------------------------------------------------------------------------------
[graphic icon]
European Issuers
A European issuer:

o Is organized and has a principal business office in a European country;

o Derives at least 50% of its total revenue from business transacted in Europe; or

o   Has  equity  securities  that trade principally on a stock exchange in Europe.
--------------------------------------------------------------------------------
Investment strategies

The portfolio invests primarily in equity securities of European issuers. For purposes of the portfolio's investment policies, equity investments include securities with commons stock characteristics such as preferred stocks, depository receipts, warrants and debt securities convertible into common stock. The portfolio also engages in transactions in European currencies in connection with its investments.

The portfolio uses a "growth at a reasonable price" style of management. The portfolio is seeking to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks, Pioneer, the portfolio's investment adviser, employs fundamental research and due diligence. Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   Strong industry fundamentals C Increasing earnings forecast

Principal risks of investing in the portfolio

Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   European stock markets go down, or perform poorly  relative to
                  U.S. markets (this risk may be greater if you are a short-term investor)

[square bullet]   Securities  of European  issuers or growth  stocks fall out of favor with investors C The portfolio's investments do not have the growth potential originally expected

Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks may include:

[square bullet]   Less information about some European issuers or markets may be available  due to  less  rigorous  disclosure  and  accounting
                  standards  or  regulatory   practices

[square bullet]   Many  European  markets  are  smaller,  less  liquid  and more volatile than the US markets.  In a changing  market,  Pioneer may not be able to sell the portfolio's  portfolio  securities
                  in  amounts  and  at  prices  Pioneer   considers   reasonable


[square bullet]   The  economies of European  countries may grow at slower rates
                  than    expected   or   suffer   a   downturn   or   recession


[square bullet]   The U.S. dollar may appreciate against European  currencies or
                  European   countries  may  impose   restrictions  on  currency
                  conversion or trading

[square bullet]   Economic and Monetary  Union (EMU) and the  introduction  of a single European currency may increase the volatility of European markets

The portfolio's past performance
The portfolio commenced operations on October 30, 1998. Prospectuses published after December 31, 1999 will include standard performance.

Other investment strategies

As discussed, the portfolio invests primarily in equity securities of European issuers to seek long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investment in other European Issuers

The portfolio invests primarily in issuers domiciled in developed European countries. However, the portfolio may invest up to 10% (at the time of purchase) of its total assets in securities of European issuers domiciled in Eastern European nations or emerging European markets.

The risks relating to investment in developed European issuers described above are more pronounced to the extent the portfolio invests in issuers in Eastern European nations or emerging European markets. Additional risks include:

[square bullet]   Political,  economic  or  social  developments  may  adversely affect European securities  markets

[square bullet]   Withholding  and  other  foreign  taxes  may  decrease  the portfolio's return

Economic and Monetary Union (EMU)

On January 1, 1999, 11 European countries adopted a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Portfolio Manager
Day-to-day management of the portfolio's portfolio is the responsibility of Patrick M. Smith. Mr. Smith is a vice president of Pioneer. He joined Pioneer in 1992 and has been an investment professional since 1986.

Mr. Smith is supported by a team of portfolio managers and analysts who specialize in equity securities of foreign issuers. This team provides research for the fund and other Pioneer mutual funds with similar investment styles. Mr. Smith and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer as agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.50% of the portfolio's average daily net assets. For the most recent fiscal year, the portfolio paid a fee equal to % of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about Capital Growth Portfolio

Investment objective

Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

Investment strategies

The portfolio invests primarily in common stocks of U.S. companies. Normally, the portfolio invests at least 80% of its total assets in these securities. The portfolio considers securities that trade like common stocks, such as convertible debt, warrants, real estate investment trusts (REITs) and preferred stocks, to be common stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks to identify and buy securities selling at substantial discounts to their underlying values and then to hold these securities until market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs fundamental research and due diligence, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access of a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable  expected  returns  relative  to  perceived  risk  C
                  Management with demonstrated ability and commitment to the company

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   Turnaround  potential for  companies  that have been through difficult periods

[square bullet]   Estimated  private  market value in excess of current  stock price [squarebullet]C Strong industry fundamentals

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   Value stocks fall out of favor with investors

[square bullet]   The portfolio's  assets remain  undervalued or do not have the potential value originally expected

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95  17.13
`96  15.03
`97  24.69
`98  -4.02
[end bar chart]

The portfolio's highest calendar quarterly return was 16.14% (5/31/95 to 8/31/95)

The portfolio's lowest calendar quarterly return was 7.16% (3/31/96 to 6/30/96)

Comparison with Standard & Poor's 500 Index
The table shows the average annual total returns for the portfolio's Class I shares over time and compares these returns to the returns of Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Class I                -4.02          13.25               3/31/95
        ------------------- ------------- ------------------ ------------------
        S&P 500 Index          28.73          29.98
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio invests primarily in common stocks of U.S. companies

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. common stocks

The portfolio may invest up to 25% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in foreign issuers may involve unique risks compared to investing in the securities of U.S. issuers. These risks may include:

[square bullet]   Less  information  about  foreign  issuers or  markets  may be available due to less rigorous disclosure and accounting standards or regulatory practices

[square bullet]   Many  foreign  markets  are  smaller,  less  liquid  and  more volatile. In a changing market, Pioneer may not be able to sell the portfolio's portfolio securities in amounts and at prices it considers reasonable

[square bullet]   Adverse  effect of currency  exchange rates or controls on the value of the portfolio's investments

[square bullet]   Political, economic and social developments adversely affect the securities markets

[square bullet]   Withholding   and  other   foreign   taxes  may  decrease  the
                  portfolio's return

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities. Generally the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its total assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they offer the potential for capital growth, to diversify the portfolio's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Portfolio manager
Day-to-day management of the portfolio's portfolio is the responsibility of J. Rodman Wright. Mr. Wright is a vice president of Pioneer. He joint Pioneer in 1994 and has been an investment professional since 1988. Prior to joining Pioneer, Mr. Wright was an analyst for Prudential Insurance Company of America from 1989 to 1994.

Mr. Wright is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Wright and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management Fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to 0.65% of the portfolio's average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about Growth Shares Portfolio

Investment objective
Appreciation of capital.

Investment strategies

The portfolio invests primarily in common stocks and other equity securities of U.S. companies. The portfolio considers securities that trade like common stocks, such as convertible debt, warrants, real estate investment trusts (REITs) and preferred stocks, to be common stocks.

The portfolio uses a "growth" style of management and is seeking to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs fundamental research and due diligence. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Market  leadership  in a  company's  primary  products  and services

[square bullet]   Companies  expected to benefit  from  long-term  trends in the economy and society

[square bullet]   Strong industry fundamentals

[square bullet]   A sustainable  competitive advantage,  such as a brand name, customer base, proprietary technology or economies of scale

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   Growth stocks fall out of favor with investors

[square bullet]   The portfolio's  investments do not have the growth  potential originally expected

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each of year since the portfolio's inception in October 31, 1997. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower.

[bar chart]
Annual return Class A shares
(Year ended December 31)

`97    2.27
`98   32.60
[end bar chart]

The portfolio's highest calendar quarterly return was 18.09% (9/30/98 to 12/31/98)

The portfolio's lowest calendar quarterly return was -11.53% (6/30/98 to 9/30/98)

Comparison with Standard & Poor's 500 Index
The table shows the average annual total returns for the portfolio's Class I shares over time and compares these returns to the returns of Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Class I                32.60         29.74                10/31/97
        ------------------- ------------- ------------------ ------------------
        S&P 500 Index          28.73         30.81
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio invests primarily in common stocks of U.S. companies

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. common stocks
The portfolio may invest up to 25% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to the larger, more developed foreign markets. However, these risks are more pronounced to the extent the portfolio invests in emerging markets. These risks may include:

[square bullet]   Less  information  about  non-U.S.  issuers or markets  may be available due to less rigorous disclosure and accounting standards or regulatory practices

[square bullet]   In a changing  market,  Pioneer  might not be able to sell the portfolio's  portfolio  securities in amounts and at prices it
                  considers   reasonable  because  many  non-U.S.   markets  are
                  smaller, have low trading volumes and experience larger price swings

[square bullet]   Adverse effect of currency  exchange rates on the value of the portfolio's investments

[square bullet]   Political,  economic and social  developments  that  adversely affect the non-U.S. securities markets

[square bullet]   Withholding   and  other  non-U.S.   taxes  may  decrease  the
                  portfolio's return

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

The portfolio may invest the balance of its assets in debt securities. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they offer the potential for reasonable income or capital growth, to diversify the portfolio's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Portfolio manager
Day-to-day management of the portfolio is the responsibility of Jeffrey B. Poppenhagen, a vice president of Pioneer. Mr. Poppenhagen joined Pioneer in 1996 and has been an investment professional since 1988. Prior to joining Pioneer, Mr. Poppenhagen was a portfolio manager and analyst for Transamerica Investment Services from 1991 to 1996.

Mr. Poppenhagen is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Poppenhagen and his team operate under the supervision Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is 0.70% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.25% of portfolio's average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to __% of average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. Distributions from net investment income and from net short-term capital gains, if any, are made annually. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about Real Estate Growth Portfolio

Investment objectives
Long term growth of capital. Current income is a secondary objective.

Investment strategies

--------------------------------------------------------------------------------
[graphic icon]
Real estate industry companies

A real estate industry company is a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry like building supplies or mortgage servicing.
--------------------------------------------------------------------------------

The portfolio invests primarily in equity securities of real estate investment trusts (REITs) and other real estate industry companies. Normally, the portfolio invests at least 75% of its total assets in these securities. The portfolio's equity investments include common stock, common stock equivalents such as preferred stock and convertible debt securities and shares of REITs.

REITs are pooled investment vehicles that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest.

The portfolio uses a "growth at a reasonable price" style of management. Using this investment style, Pioneer, the portfolio's investment adviser, seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks, Pioneer employs fundamental research and due diligence. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Increasing cash flow or favorable prospects for cash
                  flow growth

[square bullet]   Low market valuations relative to earnings forecast, net
                  asset value and cash flow

[square bullet]   Favorable prospects for dividend growth

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market strategy.

Principal risks of investing in the portfolio

Even though the portfolio seeks long term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock market goes down (this risk may be greater if
                  you are a short-term investor)

[square bullet]   REITs and other real estate industry companies fall out of favor with investors

[square bullet]   The portfolio's investments do not have the growth
                  potential originally expected

The portfolio also has risks associated with the real estate industry. Although the portfolio does not invest directly in real estate, it does invest in REITs and other equity securities of real estate industry companies and concentrates its investments in the real estate industry. These risks include:

[square bullet]   The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes

[square bullet]!  Interest  rates go up.  Raising  interest  rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments

[square bullet]   The values of  properties  owned by a REIT or the prospects of other real estate industry companies may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses

[square bullet]   A REIT  owned by the  portfolio  is,  or is  perceived  by the market to be, poorly managed

Investing in REITs involves certain unique risks. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for certain tax and regulatory exemptions. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more volatile than securities of larger issuers.

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect the fees and expenses payable with respect to any Variable Contract. Such expenses will reduce your return. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95  16.96
'96  35.73
'97  21.16
`98 -18.74

The portfolio's highest calendar quarterly return was 17.17% (9/30/96 to 12/31/96)

The portfolio's lowest calendar quarterly return was -13.37% (6/30/98 to 9/30/98)

Comparison with Standard & Poor's 500 Index
and Wilshire Real Estate Securities Index
The table shows the average annual total return for the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Wilshire Real Estate Securities Index. The Standard & Poor's 500 Index is a widely recognized measure of the performance of 500 widely held common stocks. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of more than 85 real estate companies. Unlike the portfolio, these indicies managed and do not incur expenses. Because Class II shares are subject to an annual 0.25% distribtution fee, the total return of Class II shares will be lower. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions

   -------------------------------------------------------------------------------------
                             Average annual total return (%)
                          (for periods ended December 31, 1998)
   ---------------------------------------- ---------- --------------- -----------------
                                             1 Year        Since         Inception Date
                                                         Inception
   ---------------------------------------- ---------- --------------- -----------------
   Class I                                    -18.74       12.33            3/31/95
   ---------------------------------------- ---------- --------------- -----------------
   S&P 500 Index                               28.73       29.98
   ---------------------------------------- ---------- --------------- -----------------
   Wilshire Real Estate Securities Index      -17.44       11.80
   ---------------------------------------- ---------- --------------- -----------------

Other Investment Strategies

As discussed, the portfolio primarily invests in the equity securities of REITs and other real estate industry companies to seek long term growth of capital.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of REITs and other real estate industry companies The portfolio may invest up to 25% of its total assets (at the time of purchase) in debt securities of real estate industry companies, mortgage securities and short-term investments. Generally the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its total assets (at the time of purchase) in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they offer the potential for capital growth, to diversity the portfolio's investment or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Certain mortgage-backed securities may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. The portfolio may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The portfolio may invest up to 10% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S. issuers.

Portfolio manager
Day-to-day management of the portfolio is the responsibility of Robert Benson. Mr. Benson is a vice president of Pioneer. He joined Pioneer in 1974 and has over 25 years of investment experience.

Mr. Benson works closely with the subadviser, Boston Financial Services, Inc. Mr. Benson operates under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Subadviser
Boston Financial Services, Inc. (BFS), which is an affiliate of The Boston Financial Group Limited Partnership, has extensive experience and expertise in placing, evaluating and providing advice on a variety of real estate related investments since 1969. In its capacity as subadviser to the portfolio, BFS (i) identifies and analyzes real estate industry companies, (ii) analyzes market conditions affecting the real estate industry generally and specific geographical and securities markets, (iii) reviews and analyzes the portfolio's investments and (iv) furnishes advisory reports to Pioneer.

Mr. Fred N. Pratt, Jr. has the ultimate responsibility for overseeing the provisions of subadvisory services to the portfolio. Mr. Pratt is president and chief executive officer of Boston Financial Group, a director of BFS. Mr. Pratt has worked in the real estate industry since 1969. Mr. Matthew Ostrower, an analyst of BFS, has been primarily responsible for the day-to-day provision of subadvisory services to the portfolio since 1996. Mr. Ostrower has worked as a real estate analyst since 1995.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.25% of its average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to ___% of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. The portfolio generally pays dividends from any net investment income or distributions of net short-term capital gains quarterly during March, June, September and December. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about Growth and Income Portfolio

Investment objective
Reasonable income and capital growth.

Investment strategies

The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common and preferred stocks and convertible debt securities. Although the portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the portfolio expects them to increase in value.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks to identify and buy securities selling at reasonable prices or at substantial discounts to their underlying values and then to hold these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs fundamental research and due diligence. Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Above average potential for earnings and revenue growth

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   A  sustainable  competitive  advantage,  such as a brand name, customer base, proprietary technology or economies of scale

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   Value stocks fall out of favor with investors

[square bullet]   The portfolio's  assets remain  undervalued or do not have the potential value originally expected

[square bullet]   Stocks  selected  for income do not achieve the same return as securities selected for capital growth

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each year since its inception on October 31, 1997. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such expenses will reduce your return. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'97   5.43
`98  26.11
[end bar chart]


The portfolio's highest calendar quarterly return was 21.71% (9/30/98 to 12/31/98)

The portfolio's lowest calendar quarterly return was -11.70% (6/31/98 to 9/30/98)

Comparison with Standard & Poor's 500 Index
The table shows the average annual total return for Class I shares of the portfolio over time and compares these returns to the returns of Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower. The table assumes:

[square bullet]   The sale of the shares at the end of the period

[squarebullet]    Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Class I                26.12          27.57               10/31/97
        ------------------- ------------- ------------------ ------------------
        S&P 500 Index          28.73          30.81
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio invests primarily in common stocks of U.S. companies to seek reasonable income and capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. common stocks
The portfolio may invest up to 10% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S .issuers.

The fund may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trust are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

The portfolio may invest the balance of its assets in debt securities. Generally the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they offer the potential for reasonable income or capital growth, to diversify the portfolio's portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Portfolio manager
Day-to-day management of the fund's portfolio is the responsibility of John A. Carey. Mr. Carey is a vice president of Pioneer. He joined Pioneer in 1979 and has over 19 years of investment experience.

Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the fund and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operates under the supervision of Theresa A. Hamacher. Mr. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer has agreed not to impose all or a portion of its fee or to reduce the portfolio's expenses in order to limit the portfolio's total operating expenses to 1.25% of the portfolio's average daily net assets. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to __% of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. The portfolio generally pays dividends from any net investment income or distributions of net short-term capital gains quarterly during March, June, September and December. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about Equity-Income Portfolio

Investment objective
Current income and long-term growth of capital from a portfolio consisting primarily of income-producing equity securities of U.S. corporations.

Investment strategies

Normally, the portfolio invests at least 80% of its total assets in income-producing equity securities of U.S. companies. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks to identify and buy securities selling at substantial discounts to their underlying values and then to hold these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs fundamental research and due diligence, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Management  with  demonstrated  ability and  commitment to the company

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales [squarebullet]C Good prospects for dividend growth

Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. The portfolio avoids concentrating in any one sector or industry.

Principal risks of investing in the portfolio

Even though the portfolio seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   Value stocks fall out of favor with investors

[square bullet]   The portfolio's  assets remain  undervalued or do not have the potential value originally expected
[square bullet]   Stocks  selected  for income do not achieve the same return as securities selected for capital appreciation
[square bullet]   Interest rates or inflation increases

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may lose or make money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I share for each calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect any fees and expenses of a Variable Contract. Such fees and expenses will reduce your return. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower.

[bar chart]
Annual return Class A shares
(Year ended December 31)

`95       23.62
`96       15.19
`97       35.23
`98       21.80
[end bar chart]

The portfolio's highest calendar quarterly return was 15.04% (9/30/98 to 12/31/98)

The portfolio's lowest calendar quarterly return was 7.92% (6/30/97 to 9/30/97)

Comparison with Standard & Poor's 500 Index
The table shows the average annual total returns for the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower. The table assumes:

[square bullet]    The sale of the shares at the end of the period

[square bullet]    Reinvestment of all dividends and distributions


        -----------------------------------------------------------------------
                           Average annual total return (%)
                        (for periods ended December 31, 1998)
        ------------------- ------------- ------------------ ------------------
                               1 Year     Since Inception     Inception Date
        ------------------- ------------- ------------------ ------------------
        Class I                21.80           24.86             3/1/95
        ------------------- ------------- ------------------ ------------------
        S&P 500 Index          28.73           29.98
        ------------------- ------------- ------------------ ------------------


Other investment strategies

As discussed, the portfolio primarily invests in income-producing equity securities of U.S. corporations to seek current income and long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Other investments

The portion of the portfolio's assets not invested in equity securities may be invested in debt securities. Most of the debt securities the portfolio acquires are expected to be securities convertible into common stocks. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 10% of its total assets (at the time of purchase) in lower quality, higher risk debt securities, including convertible securities.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio's portfolio include rising interest rates or reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower-quality debt securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities.

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

Portfolio Manager
Day-to-day management of the portfolio is the responsibility of John A. Carey. Mr. Carey is a vice president of Pioneer. He joined Pioneer in 1979 and has been an investment professional since 1979.

Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management Fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. For the portfolio's most recent fiscal year, the portfolio paid a management fee equal to 0.65% of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. The portfolio generally pays dividends from any net investment income or distributions of net short-term capital gains quarterly during March, June, September and December. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Basic information about Balanced Portfolio

Investment objectives
Capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

Investment strategies

Pioneer, the portfolio's investment adviser, adjusts the allocation of the portfolio's assets between equity securities and debt securities. The allocation of the portfolio's assets between equity securities and debt securities varies depending on Pioneer's assessment of current business, economic and market conditions. Normally, neither equity securities nor debt securities will represent less than 35% nor more than 65% of the portfolio's assets.

The portfolio's equity investments include common stocks, interests in real estate investment trusts (REITs), and securities with common stock characteristics, such as convertible bonds and preferred stocks. The portfolio's investments in debt securities include U.S. government securities, corporate debt securities, mortgage and asset backed securities and commercial paper. The portfolio's investments in debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

--------------------------------------------------------------------------------
Investment grade debt securities

A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer.
--------------------------------------------------------------------------------

The portfolio's assets allocated to bonds are U.S. government securities or generally are rated investment grade at the time of purchase. Up to 10% of the portfolio's assets (at the time of purchase) may be invested in debt securities rated below investment grade. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Lower quality debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than high quality debt securities.

With respect to its equity investments, the portfolio uses a "growth at a reasonable price" style of management. The portfolio is seeking to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks, Pioneer employs fundamental research and due diligence. Factors Pioneer looks for in selecting investments include:

[square bullet]   Favorable expected returns relative to perceived risk

[square bullet]   Low market  valuations  relative  to earnings  forecast,  book value, cash flow and sales

[square bullet]   Increasing earnings forecast

Pioneer considers both macroeconomic and issuer specific factors in selecting debt securities for the portfolio. In assessing the appropriate maturity, rating and sector weighing for the portfolio, Pioneer considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issuers), liquidity and rating, sector and issuer diversification. Pioneer also employs fundamental research and due diligence to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability.

In making portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research.

Principal risks of investing in the portfolio

Even though the portfolio seeks capital growth and current income, you could lose money on your investment or not make as much as if you invested elsewhere if:

[square bullet]   The stock  market  goes down  (this risk may be greater if you are a short-term investor)

[square bullet]   The  portfolio's  equity  investments  do not have the  growth potential originally expected

[square bullet]   Stocks  selected  for income do not achieve the same return as securities selected for capital growth

The portfolio also has risks associated with investing in bonds. The portfolio could under perform other investments if:

[square bullet]   Interest  rates go up,  causing the value of the  portfolio to decline

[square bullet]   The issuer of a debt security owned by the portfolio  defaults on its obligation to pay principal or interest or has its credit rating downgraded

[square bullet]   During periods of declining  interest  rates,  the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk.

[square bullet]   During periods of rising interest  rates,  the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

[square bullet]   Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

The portfolio's past performance
The bar chart and table indicate the risk of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. You may make or lose money on your investment.

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees and expenses of a variable annuity or contract. Such fees and expenses will reduce your return. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower.

[bar chart]
Annual return Class A shares
(Year ended December 31)

'95       20.84
`96       14.25
`97       17.62
`98        2.64
[end bar chart]

The portfolio's highest calendar quarterly return was 10.05% (3/31/97 to 6/30/97)

The portfolio's lowest calendar quarterly return was -6.32% (6/31/98 to 9/30/98)

Comparison with SP 500 Index and Lehman Brothers Government/Corporate Bond Index The table shows the average annual return of the portfolio's Class I shares over time and compares these returns to the returns of the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index. The S&P 500 Index is a widely recognized measure of the performance of 500 widely held common stocks. The Lehman Brothers Government/Corporate Bond Index is a composite index of the U.S. bond market. Unlike the portfolio, the Indexes are not managed and do not incur expenses. Because Class II shares are subject to an annual 0.25% distribution fee, the total return of Class II shares will be lower. The table assumes:

[square bullet]   The sale of shares at the end of the period

[square bullet]   Reinvestment of all dividends and distributions


   -------------------------------------------------------------------------------------
                             Average annual total return (%)
                          (for periods ended December 31, 1998)
   ---------------------------------------- ---------- --------------- -----------------
                                            1 Year        Since        Inception Date
                                                         Inception
   ---------------------------------------- ---------- --------------- -----------------
   Class I                                      2.64       14.23            3/1/95
   ---------------------------------------- ---------- --------------- -----------------

   S&P 500 Index                               28.73       29.98
   ---------------------------------------- ---------- --------------- -----------------
   Lehman Brothers Government/Corporate
   Bond Index                                   9.47        9.46
   ---------------------------------------- ---------- --------------- -----------------

Other investment policies

As discussed above, the portfolio primarily invests in equity securities and bonds to seek capital growth and current income.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than U.S. common stocks
The portfolio may invest up to 25% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in foreign issuers may involve unique risks compared to investing in the securities of U.S. issuers. These risks may include:

[square bullet]   Less  information  about  foreign  issuers or  markets  may be available due to less rigorous disclosure and accounting standards or regulatory practices

[square bullet]   Many  foreign  markets  are  smaller,  less  liquid  and  more volatile. In a changing market, Pioneer may not be able to sell the portfolio's portfolio securities in amounts and at prices it considers reasonable

[square bullet]   Adverse  effect of currency  exchange rates or controls on the value of the portfolio's investments

[square bullet]   Political,  economic and social  developments that adversely affect the securities markets

[square bullet]   Withholding  and other  foreign  taxes which may  decrease the portfolio's return

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts (REITs). Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow.

Portfolio manager
Day-to-day management of the portfolio is the responsibility of co-managers Tim Chan and Eric Weigel, vice presidents of Pioneer. Mr. Chan is responsible for the equity investments of the portfolio. He joined Pioneer in August 1998 and has been an investment professional since 1993. Prior to joining Pioneer, Mr. Chan was an Equity Portfolio Manager with Allmerica Financial from 1995 to 1998 and was an Equity Research Analyst with Key Corp. from 1993 to 1995. Mr. Weigel is responsible for the asset allocation decisions for the portfolio. He joined Pioneer in August 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was Head of Global Asset Allocation and Portfolio Manager at Chancellor LGT Asset Management from 1994 to 1997 and managed domestic and international portfolios for INVESCO Management and Research from 1993 to 1994.

Day-to-day management of the fixed income portion of the portfolio is the responsibility of a team of managers and analysts which focuses on fixed income investments, led by Kenneth J. Taubes, a vice president of Pioneer. Mr. Taubes joined Pioneer in September 1998 and has been an investment professional since 1989.

The portfolio managers are supported by a team of portfolio managers and analysts who focus on equity and fixed income securities. This team provides research for the portfolio and other Pioneer mutual portfolios with similar investment objectives and styles. The portfolio managers and their team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984.

Management Fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer earns a fee equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. For the most recent fiscal year, the portfolio paid Pioneer a fee equal to ___% of its average daily net assets.

Distributions
The portfolio generally makes distributions of any net long-term capital gains in November. The portfolio generally pays dividends from any net investment income or distributions of net short-term capital gains quarterly during March, June, September and December. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

Common portfolio investment policies

Temporary investments
Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with a remaining maturity of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes there to be extraordinary risks in investing in the securities in which the portfolio normally invests due to political or economic factors.

Short-term trading
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives
Each portfolio (other than Money Market portfolio) may use futures, options and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limits their use to hedging. However, each portfolio may use derivatives for a variety of purposes, including:

[square bullet]   As a hedge  against  adverse  changes in stock market  prices, interest rates or currency exchange rates

[square bullet]   As a substitute for purchasing or selling securities

[square bullet]   To increase the portfolio's return

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the fund's investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer Group
The Pioneer Group, Inc. and its subsidiaries are engaged in financial services businesses in the United States and many foreign countries. As of December 31, 1998, the firm had more than $23 billion in assets under management worldwide including more than $22 billion in U.S. mutual funds. The firm's U.S. mutual fund investment history includes creating in 1928 of one of the first mutual funds. John F. Cogan, chairman of the board and president of The Pioneer Group, Inc. owns approximately 14% of the firm. He is also an officer and director of each of the Pioneer mutual funds.

The investment adviser
Pioneer manages a family of U.S. and international stock funds, bond funds and money market funds. Pioneer is a subsidiary of The Pioneer Group, Inc. Its main office is at 60 State Street, Boston, Massachusetts 02109.

Distribution plan
The portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoping expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a distribution fee.

Year 2000
Information technology experts are concerned about computer and other electronic systems' ability to process date-related information on and after January 1, 2000. This scenario, commonly referred to as the "Year 2000 problem," could have an adverse impact on the portfolios and the provision of services to their shareowners. Pioneer is addressing the Year 2000 problem with respect to its systems and those used by the its affiliates. During 1999, Pioneer expects to finish addressing all material Year 2000 issues and to participate in industry-wide testing. The portfolios have obtained assurances from their other service providers that they are taking appropriate Year 2000 measures and Pioneer is monitoring their efforts. Although the portfolios do not expect the Year 2000 problem to adversely impact them, the portfolios cannot guarantee that their, or the portfolio's service providers', efforts will be successful.

Distributions and taxes

You should read the prospectus for your insurance  company's  Variable  Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by Qualified Plans. A portfolio's dividends and capital gain distributions to those accounts are generally treated as ordinary income and long-term capital gain, respectively, under the Internal Revenue Code and are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.


Shareholder information

NET ASSET VALUES

--------------------------------------------------------------------------------
[graphic icon]
Share price

The net asset value per share calculated on the day of a transaction, is often referred to as the share price.
--------------------------------------------------------------------------------
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Money Market portfolio's investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

Investments in Shares of the Portfolios
--------------------------------------------------------------------------------
Share price
The net asset value per share calculated on the day of a transaction is often referred to as the share price.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Since you may not purchase shares of the portfolios, you should read the prospectus for your insurance company's Variable Contract to learn how to purchase a Variable Contract based on the portfolios.
--------------------------------------------------------------------------------

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to certain qualified pension and retirement plans (Qualified Plan). Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this Prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size that would disrupt the management of a portfolio.

The interests of Variable Contracts and Qualified Plans investing in the fund could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment medium for their Variable
Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

Selling

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption report in good order for the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance Company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exists: the New York Stock Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the portfolio to fairly determine the value of its net assets or the Securities and Exchange Commission, by order, so permits.

Pioneer
Variable Contracts Trust
Class II Shares

You can obtain more free information about the portfolios by writing to Pioneering Services Corporation, 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.


You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange commission's Public Reference room in Washington, D.C. or by calling 1-800-SEC-0330 to request a copy. The commission charges a fee for this service. You can get the same information free from the commission's Internet website (http://www.sec.gov).

(Investment Company Act file no. 811-08786)

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA  02109
www.pioneerfunds.com
                                                                       0199-5805
                                                 cPioneer Fund Distributor, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 3, 1999


                        PIONEER VARIABLE CONTRACTS TRUST
                          (CONSISTING OF 12 PORTFOLIOS)

EMERGING MARKETS PORTFOLIO                       GROWTH AND INCOME PORTFOLIO
INTERNATIONAL GROWTH PORTFOLIO                   EQUITY-INCOME PORTFOLIO
EUROPE PORTFOLIO                                 BALANCED PORTFOLIO
CAPITAL GROWTH PORTFOLIO                         SWISS FRANC BOND PORTFOLIO
GROWTH SHARES PORTFOLIO                          AMERICA INCOME PORTFOLIO
REAL ESTATE GROWTH PORTFOLIO                     MONEY MARKET PORTFOLIO

                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Class I Prospectus dated May 3, 1999, as amended and/or supplemented from time to time, or the Class II Prospectus, dated May 1, 1999, as amended and/or supplemented from time to time (each, a "Prospectus" and together, the "Prospectuses") of Pioneer Variable Contracts Trust (the "fund"). A copy of a Prospectus can be obtained free of charge from your insurance company. The most recent Annual Report to shareholders is attached to this Statement of Additional Information and is hereby incorporated in this Statement of Additional Information by reference.


                                TABLE OF CONTENTS
                                                                            PAGE
1.    Investment Policies and Restrictions..................................   2
2.    Management of the Fund................................................  22
3.    Investment Adviser....................................................  26
4.    Principal Underwriter.................................................  28
5.    Custodian.............................................................  29
6.    Independent Public Accountant.........................................  30
7.    Portfolio Transactions................................................  30
8.    Tax Status............................................................  32
9.    Description of Shares.................................................  35
10.   Certain Liabilities...................................................  36
11.   Determination of Net Asset Value......................................  37
12.   Investment Results....................................................  38
13.   Financial Statements..................................................  42
         APPENDIX A - Annual Fee, Expense and Other Information............
         APPENDIX B - Description of Short-Term Debt, Corporate Bond
         and Preferred Stock Ratings........................................  43
         APPENDIX C - Performance Statistics................................  47
         APPENDIX D - Other Pioneer Information.............................  67

      THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR
                    ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.       INVESTMENT POLICIES AND RESTRICTIONS

         The Fund consists of separate portfolios, each of which is an investment vehicle for variable annuity and variable life insurance contracts (the "Variable Contracts") offered by the separate accounts (the "Accounts") of various insurance companies ("Participating Insurance Companies"). The portfolios also may be offered to certain qualified pension and retirement plans (the "Qualified Plans"). The Fund currently consists of the following 12 distinct portfolios: Emerging Markets Portfolio, International Growth Portfolio, Europe Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio and Money Market Portfolio (each a "Portfolio"). Your Variable Contract or Qualified Plan may not offer all portfolios of the fund. The terms and conditions of the Variable Contracts and any limitations upon the portfolios in which the Accounts may be invested are set forth in a separate prospectus and statement of additional information relating to the Variable Contracts. The terms and conditions of a Qualified Plan and any limitations upon the portfolios in which such Plan may be invested are set forth in such Plan's governing documents. The fund reserves the right to limit the types of Accounts and the types of Qualified Plans that may invest in any portfolio.

         Qualified Plans and Participating Insurance Companies are the record holders and beneficial owners of shares of beneficial interest in each portfolio of the fund. In accordance with the limitations set forth in their Variable Contracts, contract holders may direct through their Participating Insurance Companies the allocation of amounts available for investment among the fund's portfolios. Similarly, in accordance with any limitations set forth in their Qualified Plans, Qualified Plan participants may direct through their Qualified Plan administrators the allocation of amounts available for investment among the fund's portfolios. Instructions for any such allocation, or for the purchase or redemption of shares of a portfolio, must be made by the investor's Participating Insurance Company or Qualified Plan administrator, as the case may be, as the record holder of the portfolio's shares. The rights of Participating Insurance Companies and Qualified Plans as record holders of shares of a portfolio are different from the rights of contract holders and Qualified Plan participants. The term "shareholder" in this Statement of Additional Information refers only to Participating Insurance Companies and Qualified Plans, and not to contract holders or Qualified Plan participants.

         The fund's Prospectuses identify the investment objective and the principal investment policies of each portfolio and the risk factors associated with the portfolio's investments. Whenever an investment policy or restriction states a maximum percentage of a portfolio's assets may be invested in any security or presents a policy regarding quality standards, this standard or other restriction shall be determined immediately after and as a result of the portfolio's investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the portfolio's investment objectives and policies. Other investment policies of the portfolios and associated risk factors are set forth below. Capitalized terms not otherwise defined herein have the meaning given to them in the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus.

INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE PORTFOLIOS

INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital primarily through investments in non-U.S. equity securities and related depositary receipts. Non-U.S. equity securities of issuers that are organized and have principal offices in foreign countries.

Normally, at least 80% of the portfolio's total assets will be invested in equity securities and related depositary receipts. The portfolio may not invest more than 25% of its total assets in securities of issuers from any one country except Japan or the United Kingdom. Also, with the exception of the Japanese yen and the British pound, no more than 25% of the portfolio's total assets may be denominated in the currency of any one country. Substantial investments in Japan and the United Kingdom or their currencies will subject the portfolio to the risks associated with changing economic, market and social conditions in Japan and the United Kingdom.

Pioneer currently expects to invest most of the portfolio's assets in securities of issuers located in countries such as: Australia, Canada, Finland, Hong Kong, Japan, New Zealand, Singapore, Sweden, United Kingdom and other developed countries of Western Europe. The portfolio may also invest in the security issuers located in countries with emerging markets such as: Algeria, Argentina, Bangladesh, Brazil, Bulgaria, Chile, Colombia, Costa Rica, Czech Republic, Ecuador, Egypt, Ghana, Greece, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe. Normally, at least 65% of the portfolio's total assets will be invested in at least three different non-U.S. countries. In addition, securities purchased by the portfolio will be designated in foreign currencies.

Pioneer may normally invest up to 20% of the portfolio's total assets in short-term debt securities, including certain securities issued by U.S. and non-U.S. government and banks, and debt securities of non-U.S. and U.S. companies.

CAPITAL GROWTH PORTFOLIO seeks capital appreciation through a diversified portfolio of securities consisting primarily of common stocks. Normally, at least 80% of the portfolio's total assets will be invested in common stocks and in securities with common stock characteristics, such as convertible bonds and preferred stocks.

GROWTH SHARES PORTFOLIO seeks appreciation of capital through investments in common stocks, together with preferred stocks, bonds, and debentures which are convertible into common stocks. Current income will be incidental to the portfolio's primary objective.

REAL ESTATE GROWTH PORTFOLIO seeks long-term growth of capital primarily through investments in REIts and other real estate industry companies. Current income is the portfolio's secondary investment objective. The portfolio will invest in a non-diversified portfolio consisting of equity securities of REITs and other real estate industry companies and, to a lesser extent, in debt securities of such companies and in mortgage-backed securities. Normally, at least 75% of the portfolio's assets will be invested in equity securities of REITs and other real estate industry companies.

GROWTH AND INCOME PORTFOLIO seeks reasonable income and growth of capital by investing in a broad list of carefully selected, reasonably priced securities. Most of the portfolio's assets are invested in common stocks and other equity securities such as preferred stocks and securities convertible into common stock, but the portfolio may also invest in debt securities and cash equivalent investments. The largest portion of the portfolio's assets is invested in securities that have paid dividends within the preceding twelve months, but some non-income producing securities are held for anticipated increases in value. The portfolio is managed in accordance with Pioneer's value investment philosophy as described above for International Growth portfolio. The portfolio may invest in non-U.S. securities. While there is no requirement to do so, the portfolio intends to limit its investments in foreign securities to no more than 10% of its net assets.

EQUITY INCOME PORTFOLIO seeks current income and long-term capital growth primarily by investing in the income-producing equity securities of U. S. corporations. Normally, at least 80% of the portfolio's total assets will be invested in income-producing common or preferred stock. The remainder of the portfolio's assets may be invested in debt securities, most of which are expected to be convertible into common stock. Pioneer will invest no more than 10% of the portfolio's net asset in lower rated debt securities, including convertible securities, or unrated debt securities of comparable quality. The portfolio may invest up to 25% of its net assets in Reties.

BALANCED PORTFOLIO seeks capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds. Normally, equity securities and bonds will each represent 35% to 65% of the portfolio's assets. The assets of the Portfolio allocated to equity securities will be invested in common stocks and in securities with common stock characteristics, such as convertible bonds and preferred stocks. Normally, Portfolio assets allocated to bonds will be invested in (1) debt securities rated "A" or higher by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's) or, if unrated, judged by Pioneer to be of comparable quality, (2) commercial paper of comparable quality and (3) U.S. Government Securities, GNMA Certificates (described below) and CMOs. The portfolio may, however, invest up to 20% of its total assets in debt securities that are rated "BBB" by S&P or "Baa" by Moody's, or, if unrated, judged by Pioneer to be of comparable quality, and in commercial paper that is of comparable quality. Consistent with its investment objectives, the portfolio may invest up to 25% of its total assets in non-U.S. securities and related forward foreign currency exchange contracts, however, investments in non-U.S. securities may not exceed 10% of its total assets.

SWISS FRANC BOND PORTFOLIO seeks to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income. The portfolio was developed by Pioneer with the assistance of JML Swiss Investment Counsellors, A.G., a Swiss financial consultant. .Normally, the portfolio invests at least 65% of its total assets in (1) government and corporate debt securities that are denominated in Swiss francs and (2) combinations of forward foreign currency exchange contracts and debt securities that are not denominated in Swiss francs ("non-Swiss franc securities") designed to link the value of the investment in the non-Swiss franc security to the performance of the Swiss franc. Pioneer expects that these combination investments generally will represent no more than 25% of the portfolio's total assets. The portfolio's investments in debt securities are investment grade (i.e., rated "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, determined by Pioneer to be of comparable quality). The portfolio's weighted average maturity normally will not exceed three years, but may be as long as five years if Pioneer determines that a longer weighted average maturity is appropriate in response to existing or expected market conditions. The portfolio may invest up to 35% of its total assets in investment grade commercial paper, bank obligations and money market instruments which may be denominated in the Swiss franc or other currencies. Normally, at least 50% of the portfolio's investments will be denominated in Swiss francs

AMERICA INCOME PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital. Normally, the Portfolio invests in U.S. Government Securities and in "when-issued" commitments and repurchase agreements with respect to such securities. The portfolio is free to take advantage of the entire range of maturities offered by U.S. Government Securities and the average maturity of the portfolio may vary significantly. Under normal circumstances, however, the portfolio's dollar-weighted average portfolio maturity is not expected to exceed 20 years.

MONEY MARKET PORTFOLIO seeks current income consistent with preserving capital and providing liquidity. The portfolio should be considered as a temporary investment rather than as an income or cash management vehicle. Pioneer will invest the portfolio's assets in the following types of high quality money market instruments.

         o        U.S. Government Securities

         o Obligations of U.S. banks and their non-U.S. branches, savings and loan association with total assets in excess of $1 billion and certain smaller banks and savings and loan associations satisfying criteria described in the Statement of Additional Information. These obligations include certificates of deposit and bankers' acceptances.

         o Commercial Paper: that is, short-term unsecured promissory notes of corporations, including variable amount master demand notes rated, on the date of investment, A-1 by S&P or P-1 by Moody's, or, if unrated, issued by companies having outstanding debt rated AAA or AA by S&P or Aaa or Aa by Moody's.

         o Short-Term Corporate Debt Securities: that is, bonds and debentures with no more than 397 days remaining to maturity at date of settlement and rated AAA or AA by S&P or Aaa or Aa by Moody's.

         The Portfolio may enter into repurchase agreements with approved banks and broker-dealers for periods not to exceed seven days and only with respect to U.S. Government Securities that, throughout the period, have a value at least equal to the amount of the repurchase agreement (including accrued interest). No more than 25% of the Portfolio's assets will be invested in any one industry, except that there is not percentage limitation on investments in bank obligations or U.S. Government Securities.

Money Market Portfolio may purchase only high quality securities that Pioneer believes present minimal credit risks. To be considered high quality, a security must be rated, in accordance with applicable rules, in one of the two highest categories for short-term securities by the major rating services, such as S&P or Moody's (or by one, of only one rating service has rated the security), or, if unrated, judged to be of equivalent quality by Pioneer.

High quality securities are divided into "first tier" and "second tier" securities. FIRST TIER SECURITIES have received the highest rating (e.g., S&P's A-1 rating) from at least two rating services (or one, if only one has rated the security). SECOND TIER SECURITIES have received ratings within the two highest categories (e.g., S&P's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned the higher rating in order for Pioneer to determine eligibility on the basis of that higher rating. Based on procedures adopted by the Fund's Board of Trustees, Pioneer may determine that an unrated security is of equivalent quality to a rated first or second tier security.

As a money market fund, the portfolio is subject to the following special diversification requirements. The portfolio may not invest more than 5% of its total assets in securities issued by or subject to demand features from any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). In addition, the Portfolio may not invest
(1) more than 5% of its total assets in second tier securities or (2) more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer (other than U.S.
Government Securities).

The portfolio must limit investments to securities with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

DEBT SECURITIES RATING CRITERIA

Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's"), the equivalent rating of other national statistical rating organizations or determined to be of equivalent credit quality by Pioneer Investment Management, Inc. ("Pioneer"). Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal.

Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other national statistical rating organizations. See Appendix B for a description of rating categories.

Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on a portfolio's net asset value to the extent that it invests in such securities. In addition, a portfolio that invests in non-investment grade debt securities may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a portfolio's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a portfolio's net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which a portfolio may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. Pioneer will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

DEBT OBLIGATIONS OF FOREIGN GOVERNMENTS

An investment in debt obligations of foreign governments and their political subdivisions (sovereign debt) involves special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issues. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

RISKS OF NON-U.S. INVESTMENTS

To the extent that a portfolio invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to
(i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which a portfolio's portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Unanticipated political or social developments may affect the values of a portfolio's investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

FOREIGN SECURITIES MARKETS AND REGULATIONS. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for a portfolio to accurately price its portfolio securities or to dispose of such securities at the times determined by Pioneer to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a portfolio's operations require cash, such as in order to meet redemptions and to pay its expenses.

ECONOMIC, POLITICAL AND SOCIAL FACTORS. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making;
(ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a portfolio could lose its entire investment in that country.

Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a portfolio's investment in those markets and may increase the expenses of a portfolio. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a portfolio's operation.

Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

CURRENCY RISKS. The value of the securities quoted or denominated in international currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A portfolio's investment performance may be negatively affected by a devaluation of a currency in which a portfolio's investments are quoted or denominated. Further, a portfolio's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

CUSTODIAN SERVICES AND RELATED INVESTMENT COSTS. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a portfolio to make intended securities purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a portfolio due to a subsequent decline in value of the portfolio security or could result in possible liability to a portfolio. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a portfolio against loss or theft of its assets.

WITHHOLDING AND OTHER TAXES. A portfolio will be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain non-U.S. countries with respect to its investments in such countries. These taxes will reduce the return achieved by a portfolio. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.

     DEPOSITARY RECEIPTS. Portfolios may invest in securities of non-U.S. issuers in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other similar instruments. Generally, ADRs in registered form are designed for use in U.S. securities markets, and GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets. ADRs are quoted in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or a corresponding bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in the stock of non-U.S. issuers, a portfolio will avoid currency risks during the settlement period for either purchase or sales. GDRs are not necessarily quoted in the same currency as the securities for which they may be exchanged. For purposes of the portfolios' investment policies, investments in ADRs, GDRs and similar instruments will be deemed to be investments in the equity securities into which they may be converted.

U.S. GOVERNMENT SECURITIES

U.S. government securities in which certain portfolios invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. A portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a portfolio's distribution obligations, in which case a portfolio will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

ECONOMIC MONETARY UNION (EMU)

January 1, 1999, 11 European countries adopted by a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with a portfolio's investment quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction cost, reduced exchange risk, greater competition, and a broadening and depending of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty my increase the volatility of European markets.

MORTGAGE-BACKED SECURITIES

Certain portfolios may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations and stripped mortgage-backed securities ("SMBS"), and other types of "mortgage-backed securities" that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a portfolio's assets at the time the portfolio receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a portfolio buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the portfolio's principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage-related securities without insurance or guarantees may be purchased if Pioneer determines that the securities meet a portfolio's quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. A portfolio only invests SMBS that are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, Pioneer may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of a portfolio's limitation on investments in illiquid securities. The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities.

Certain portfolios also may invest in planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds which involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, none of the portfolios intends to acquire "residual" interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a portfolio may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

ASSET-BACKED SECURITIES

Certain portfolios may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The portfolios may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the portfolio prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets. See "Asset Segregation."

WARRANTS

Portfolios that invest in equity securities may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant expires worthless if it is not exercised on or prior to its expiration date.

PREFERRED SHARES

A portfolio may invest in preferred shares of beneficial interest of trust instruments. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than a portfolio's fixed income securities.

ILLIQUID SECURITIES

Each portfolio (other than Money Market Portfolio with respect to which the limit is 10% of net assets) will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors Pioneer's application of these guidelines and procedures. The inability of a portfolio to dispose of illiquid investments readily or at reasonable prices could impair a portfolio's ability to raise cash for redemptions or other purposes.

REAL ESTATE INVESTMENT TRUSTS ("RETIES") AND ASSOCIATED RISK FACTORS

Reties are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Reties are generally classified as equity Reties, mortgage Reties or a combination of equity and mortgage Reties. Equity Reties invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity Reties can also realize capital gains by selling properties that have appreciated in value. Mortgage Reties invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Reties are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. Debt securities issued by Reties, for the most part, are general and unsecured obligations and are subject to risks associated with Reties.

Investing in Reties involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. Reties are dependent upon the skills of their managers and are not diversified. Reties are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. Reties whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

Reties (especially mortgage Reties) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Reties may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically Reties have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index (the "S&P 500").

OTHER INVESTMENT COMPANIES

The portfolios may invest in the securities of other investment companies to the extent that such investments are consistent with a portfolio's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, a portfolio may not acquire the securities of other domestic or foreign investment companies if, as a result,
(i) more than 10% of a portfolio's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by a portfolio, or (iii) more than 5% of a portfolio's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. A portfolio will not invest in other investment companies for which Pioneer or any of its affiliates act as an investment adviser or distributor.

A portfolio, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of a portfolio's own operations.

REPURCHASE AGREEMENTS

A portfolio may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which a portfolio purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than a portfolio's purchase price, with the difference being income to a portfolio. The Board of Trustees reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with a portfolio. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by a portfolio's custodian in a segregated, safekeeping account for the benefit of a portfolio. Repurchase agreements afford a portfolio an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a portfolio has not perfected a security interest in the security, a portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a portfolio would be at risk of losing some or all of the principal and interest involved in the transaction.

SHORT SALES AGAINST THE BOX

Each equity portfolio may sell securities "short against the box." A short sale involves a portfolio borrowing securities from a broker and selling the borrowed securities. A portfolio has an obligation to return securities identical to the borrowed securities to the broker. In a short sale against the box, a portfolio at all times owns an equal amount of the security sold short or securities convertible into or exchangeable for, with or without payment of additional consideration, an equal amount of the security sold short. The portfolios intend to use short sales against the box to hedge. For example, when a portfolio believes that the price of a current portfolio security may decline, the portfolio may use a short sale against the box to lock in a sale price for a security rather than selling the security immediately. In such a case, any future losses in the portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.

If a portfolio effects a short sale against the box at a time when it has an unrealized gain on the security, it may be required to recognize that gain as if it had actually sold the security (a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if a portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale provided that certain other conditions are satisfied. Uncertainty regarding certain tax consequences of effecting short sales may limit the extent to which a portfolio may make short sales against the box.

ASSET SEGREGATION

The 1940 Act requires that a portfolio segregate assets in connection with certain types of transactions that may have the effect of leveraging a portfolio's assets. If a portfolio enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

PORTFOLIO TURNOVER

None of the portfolios engage in trading for short-term profits. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for a portfolio.

FOREIGN CURRENCY TRANSACTIONS

Portfolios that invest in non-U.S. securities may engage in foreign currency transactions. These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market. These portfolios also have authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which the portfolio invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a portfolio, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that a portfolio will be engaged in hedging activities when adverse exchange rate movements occur. A portfolio will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Pioneer.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a portfolio to hedge against a devaluation that is so generally anticipated that a portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

A portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, if Pioneer determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other foreign currency, if Pioneer determines that there is a pattern of correlation between the proxy currency and the U.S. dollar.

The cost to a portfolio of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. A portfolio may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a portfolio's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a portfolio can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a portfolio's foreign assets.

While a portfolio will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. While a portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the portfolio than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a portfolio's holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the portfolio. Such imperfect correlation may cause a portfolio to sustain losses which will prevent a portfolio from achieving a complete hedge or expose a portfolio to risk of foreign exchange loss.

Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a portfolio of unrealized profits or force a portfolio to cover its commitments for purchase or resale, if any, at the current market price.

If a portfolio enters into a forward contract to purchase foreign currency, the custodian or Pioneer will segregate liquid assets. See "Asset Segregation."

OPTIONS ON FOREIGN CURRENCIES

Portfolios that invest in non-U.S. securities may purchase and write options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are quoted or denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In an attempt to protect against such decreases in the value of portfolio securities, the portfolio may purchase put options on the foreign currency. If the value of the currency declines, a portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of a portfolio's securities quoted or denominated in that currency.

Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, a portfolio may purchase call options on such currency. If the value of such currency increases, the purchase of such call options would enable a portfolio to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities a portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit a portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

A portfolio may also write options on foreign currencies for hedging purposes. For example, if a portfolio anticipated a decline in the dollar value of securities quoted or denominated in a foreign currency because of declining exchange rates, it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be partially offset by the amount of the premium received by a portfolio. Similarly, a portfolio could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option will expire unexercised and allow the portfolio to offset such increased cost up to the amount of the premium. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and a portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

A call option written on foreign currency by a portfolio is "covered" if the portfolio owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. A call option is also covered if a portfolio holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by a portfolio in cash or liquid securities. See "Asset Segregation."

A portfolio may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option. An exchange-traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying currencies pursuant to the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

A portfolio may also use options on currencies to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates of a different currency with a pattern of correlation. Cross hedging may also include using a foreign currency as a proxy for the U.S. dollar, if Pioneer determines that there is a pattern of correlation between that currency and the U.S. dollar.

A portfolio may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a portfolio.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Each portfolio may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. Each portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

WRITING CALL AND PUT OPTIONS ON SECURITIES. A call option written by a portfolio obligates the portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a portfolio are covered, which means that the portfolio will own the securities subject to the options as long as the options are outstanding, or a portfolio will use the other methods described below. A portfolio's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a portfolio would obligate the portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a portfolio would be covered, which means that the portfolio would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a portfolio. However, in return for the option premium, a portfolio accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

Call and put options written by a portfolio will also be considered to be covered to the extent that the portfolio's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by a portfolio. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a portfolio's net exposure on its written option position.

WRITING CALL AND PUT OPTIONS ON SECURITIES INDICES. A portfolio may also write
(sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

A portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. A portfolio may cover call and put options on a securities index by segregated assets with a value equal to the exercise price.

PURCHASING CALL AND PUT OPTIONS. A portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a portfolio, in return for the premium paid, to purchase specified securities at a specified price during the option period. A portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the portfolio would realize either no gain or a loss on the purchase of the call option.

A portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a portfolio's securities. Put options may also be purchased by a portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise a portfolio would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

RISKS OF TRADING OPTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If a portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, a portfolio will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if a portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A portfolio may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

A portfolio may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, a portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a portfolio in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients of Pioneer. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Pioneer's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between a portfolio's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by a portfolio in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

To hedge against changes in securities prices or currency exchange rates or to seek to increase total return, each portfolio may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. Each portfolio may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. A portfolio will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by a portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on foreign exchanges.

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a portfolio can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a portfolio, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, a portfolio can sell futures contracts on a specified currency to protect against a decline in the value of such currency and a decline in the value of its portfolio securities which are quoted or denominated in such currency. A portfolio can purchase futures contracts on a foreign currency to establish the price in U.S. dollars of a security denominated in such currency that a portfolio has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a portfolio may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return and currency exchange rate on portfolio securities and securities that a portfolio owns or proposes to acquire. A portfolio may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the value of a portfolio's securities. Such futures contracts may include contracts for the future delivery of securities held by a portfolio or securities with characteristics similar to those of a portfolio's securities. Similarly, a portfolio may sell futures contracts in a foreign currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of Pioneer, there is a sufficient degree of correlation between price trends for a portfolio's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a portfolio may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in a portfolio's portfolio may be more or less volatile than prices of such futures contracts, Pioneer will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a portfolio's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a portfolio may take a "long" position by purchasing futures contracts. This may be done, for example, when a portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a portfolio the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a portfolio obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a portfolio's assets. By writing a call option, a portfolio becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a portfolio intends to purchase. However, a portfolio becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by a portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A portfolio will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A portfolio's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS. A portfolio will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. A portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by a portfolio or which a portfolio expects to purchase. Except as stated below, a portfolio's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that a portfolio owns, or futures contracts will be purchased to protect a portfolio against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase. As evidence of this hedging intent, a portfolio expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), a portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a portfolio to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a portfolio to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on a portfolio's existing non-hedging futures contracts and premiums paid for options on futures entered into for non-hedging purposes (net of the amount the positions are "in the money") would not exceed 5% of the market value of a portfolio's total assets. A portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a portfolio to purchase securities or currencies, require a portfolio to segregate assets to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a portfolio than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a portfolio may be exposed to risk of loss. It is not possible to hedge fully or perfectly against the effect of currency fluctuations on the value of foreign securities because currency movements impact the value of different securities in differing degrees.

LENDING OF PORTFOLIO SECURITIES

Each portfolio may lend portfolio securities to member firms of the New York Stock Exchange (the "Exchange") under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. A portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. A portfolio will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 30% of the value of a portfolio's total assets.

LOAN PARTICIPATIONS

Portfolios permitted to invest in debt securities may invest a portion of their assets in loan participations ("Participations") and other direct claims against a borrower. By purchasing a Participation, a portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in a portfolio having a contractual relationship only with the lender not the borrower. A portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

MORTGAGE DOLLAR ROLLS

Portfolios that invest in mortgage-backed securities may enter into mortgage "dollar rolls" in which a portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, a portfolio loses the right to receive principal and interest paid on the securities sold. However, a portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a portfolio compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for a portfolio. A portfolio will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to its forward purchase price.

For financial reporting and tax purposes, a portfolio treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. A portfolio does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Mortgage dollar rolls involve certain risks including the following: if the broker-dealer to whom a portfolio sells the security becomes insolvent, a portfolio's right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted and the instrument which a portfolio is required to repurchase may be worth less than an instrument which a portfolio originally held. Successful use of mortgage dollar rolls will depend upon Pioneer's ability to manage its interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

MONEY MARKET INSTRUMENTS

 Each Portfolio (other than Money Market Portfolio) may invest in short-term investments consisting of: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months; and repurchase agreements. Normally, Swiss Franc Bond Portfolio may invest in similar short-term investments that are denominated in Swiss francs or other non-U.S. currencies, but may invest in U.S. dollar-denominated short-term securities for certain purposes, including temporary defensive purposes. Money Market Portfolio's short-term investments are subject to certain additional restrictions.

BANKERS' ACCEPTANCES are obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually backed by goods in international trade.

CERTIFICATES OF DEPOSIT represent a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.

COMMERCIAL PAPER is a short-term unsecured promissory note, including variable amount master demand notes, issued by banks, broker-dealers, corporations or other entities for purposes such as financing their current operations.

These instruments may be denominated in both U.S. and non-U.S. currency. A portfolio's investment in commercial bank obligations include certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances. Obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers.

A portfolio's investments in commercial paper consist of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A portfolio may also invest in variable amount master demand notes (which is a type of commercial paper) which represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. To the extent a portfolio invests in master demand notes, these investments will be included in a portfolio's limitation on illiquid securities.

CERTIFICATES OF DEPOSIT

Swiss Franc Bond Portfolio may invest in investment grade certificates of deposit of domestic banks and savings and loan associations and foreign banks, without regard to the size of the issuing institution. Money Market Portfolio may invest in certificates of deposit of large domestic banks and savings and loan associations (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), including foreign branches of such domestic banks, and of smaller banks as described below. Money Market Portfolio will not invest in certificates of deposit of foreign banks.

Investment in certificates of deposit issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign bank or a foreign branch of a domestic bank.

Although Money Market Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Accordingly, Money Market Portfolio may invest in certificates of deposit issued by banks and savings and loan associations which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Portfolio hold more than $100,000 principal amount of certificates of deposit of any one such bank and (iii) at the time of acquisition, no more than 10% of the Portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1

INVESTMENT RESTRICTIONS

The Fund, on behalf of each portfolio, has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the record holders of a "majority" (as defined in the 1940 Act) of the portfolio's outstanding voting securities. As used in the Prospectus and this Statement of Additional Information, such approval means the approval of the lesser of (i) the recordholders of 67% or more of the shares of a portfolio represented at a meeting if the recordholders of more than 50% of the outstanding shares of the Portfolios are present in person or by proxy, or (ii) the holders of more than 50% of the Portfolio's outstanding shares.

RESTRICTIONS THAT APPLY TO EMERGING MARKETS PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, EUROPE PORTFOLIO, CAPITAL GROWTH PORTFOLIO, GROWTH SHARES PORTFOLIO, REAL ESTATE GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, EQUITY-INCOME PORTFOLIO, BALANCED PORTFOLIO AND SWISS FRANC BOND PORTFOLIO:

         Each Portfolio may not:

         (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts, repurchase agreements and reverse repurchase agreements entered into in accordance with the Portfolio's investment policy, and the pledge, mortgage or hypothecation of the Portfolio's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

         (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes and except pursuant to reverse repurchase agreements and (for Emerging Markets and Europe Portfolios only) to meet redemptions, and (for Swiss Franc Bond Portfolio only) forward roll transactions, and then only in amounts not to exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) taken at market value. The Portfolio will not use leverage to attempt to increase income. The Portfolio will not purchase securities while outstanding borrowings (including reverse repurchase agreements) exceed 5% of the Portfolio's total assets.

         (3) Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Portfolio's total assets taken at market value.

         (4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the 1933 Act .

         (5) Purchase or sell real estate, except that the Portfolio may (i) lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

         (6) Make loans, except that the Portfolio may lend portfolio securities in accordance with the Portfolio's investment policies and may purchase or invest in repurchase agreements, bank certificates of deposit, a portion of an issue of publicly distributed bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         (7) Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate swaps, caps and floors and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8) (THIS RESTRICTION NO. 8 DOES NOT APPLY TO REAL ESTATE GROWTH PORTFOLIO) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

                  (a) such purchase would cause more than 5% of the Portfolio's total assets, taken at market value, to be invested in the securities of such issuer, or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

         It is the fundamental policy of each Portfolio other than Real Estate Growth Portfolio not to concentrate its investments in securities of companies in any particular industry. Following the current opinion of the staff of the SEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the Portfolio's total assets. The foregoing industry concentration policy does not apply to investments in U.S. Government securities.

Real Estate Growth Portfolio will invest 25% or more of its total assets in securities issued by companies in the real estate industry.

As a matter of nonfundamental investment policy and in connection with the offering of its shares in various states and foreign countries, the Fund, on behalf of each Portfolio, has agreed not to:

         (a) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the Portfolio has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions, options, futures contracts and options on futures contracts.

         (b) Purchase any security which is illiquid, if more than 15% of the net assets of the Portfolio, taken at market value, would be invested in such securities. Each Portfolio may not invest in repurchase agreements maturing in more than seven days. Each Portfolio currently intends to limit its investments in illiquid securities to illiquid Rule 144A securities.


RESTRICTIONS THAT APPLY TO AMERICA INCOME PORTFOLIO

         America Income Portfolio may not:

         (1) borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The Portfolio does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Portfolio will not purchase securities while any borrowings are outstanding;

         (2)      purchase securities on margin;

         (3) make loans to any person, except by (a) the purchase of a debt obligation in which the Portfolio is permitted to invest and (b) engaging in repurchase agreements;

     (4) act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities; or

         (5) issue senior securities, except as permitted by restrictions nos. 2 and 4 above, and, for purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Portfolio's investment policies.

         The Fund, on behalf of America Income Portfolio, has agreed to adopt certain additional investment restrictions which are not fundamental and may be changed by a vote of the Fund's Board of Trustees without shareholder approval. Pursuant to these additional restrictions, the Portfolio may not:

         (a) make short sales of securities, unless by virtue of its ownership of other securities, the Portfolio has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same terms and conditions, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (b) invest in any security, including any repurchase agreement maturing in more than seven days, which is illiquid, if more than 15% of the net assets of the Portfolio, taken at market value, would be invested in such securities;

         (c) pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the Portfolio;

         (d) purchase or sell real estate except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and real estate limited partnerships and
(v) hold and sell real estate acquired by the Portfolio as a result of the ownership or securities; and

         (e) invest in assets, except in U.S. Government securities and in when-issued commitments and repurchase agreements with respect to these securities;

RESTRICTIONS THAT APPLY TO MONEY MARKET PORTFOLIO

         Money Market Portfolio may not:

         (1) except with respect to investments in obligations of (a) the U.S. Government, its agencies, authorities or instrumentalities and (b) domestic banks, purchase any security if, as a result (i) more than 5% of the assets of the Portfolio would be invested in the securities of any one issuer, or (ii) more than 25% of its assets would be invested in a particular industry;

         (2) borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The Portfolio does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Portfolio will not purchase securities while any borrowings are outstanding;

         (3) make short sales of securities;

         (4) purchase securities on margin;

         (5) write, purchase or otherwise invest in any put, call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts or invest in oil, gas or mineral exploration or development programs;

         (6) make loans to any person, except by (a) the purchase of a debt obligation in which the Portfolio is permitted to invest and (b) engaging in repurchase agreements;

         (7) knowingly purchase any security that is subject to legal or contractual restrictions on resale or for which there is no readily available market;

         (8) purchase the securities of other investment companies or investment trusts, unless they are acquired as part of a merger, consolidation or acquisition of assets;

         (9) purchase or retain the securities of any issuer if any officer or Trustee of the Fund or the Portfolio or its investment adviser is an officer or director of such issuer and beneficially owns more than 1/2 of 1% of the securities of such issuer and all of the officers and the Trustees of the Fund and the Portfolio's investment adviser together own more than 5% of the securities of such issuer;

        (10) act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities;

         (11) invest in companies for the purpose of exercising control or management; or

         (12)     issue senior securities.

In addition, in order to comply with certain nonfundamental policies of the portfolio, the portfolio will not (i) pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the portfolio, or (ii) will not commit more than 10% of its assets to illiquid investments, such as repurchase agreements that mature in more than seven days. The term "person" as used in Investment Restriction No. 6 includes institutions as well as individuals. Policies in this paragraph may be changed by the Trustees without shareholder approval or notification.

CERTAIN ADDITIONAL NON-FUNDAMENTAL RESTRICTIONS THAT APPLY TO THE PORTFOLIOS

Except with respect to the 300% asset coverage required with respect to borrowings by each portfolio, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Portfolio's assets will not be considered a violation of the restriction.

2.       MANAGEMENT OF THE FUND

The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and executive officers of the Fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Fund within the meaning of the 1940 Act.

JOHN F. COGAN, JR.*, CHAIRMAN OF THE BOARD, PRESIDENT AND TRUSTEE,
DOB: JUNE 1926
President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneer and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"), Pioneer Real Estate Advisors, Inc., Pioneer Forest, Inc., Pioneer Explorer, Inc., Pioneer Management (Ireland) Ltd. ("PMIL") and Closed Joint Stock Company "Forest-Starma"; President and Director of Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie Goldfields Limited; Chairman of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Investment Fund Joint Stock Company, S.A. and Pioneer Czech Investment Company, A.S.; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer Euro Reserve Fund Plc, Pioneer European Equity Fund Plc, Pioneer Emerging Europe Fund Plc, Pioneer US Real Estate Fund Plc and Pioneer U.S. Growth Fund Plc (collectively, the "Irish Funds"); and Partner, Hale and Dorr LLP (counsel to PGI and the Fund).

RICHARD H. EGDAHL, M.D., TRUSTEE, DOB: DECEMBER 1926
BOSTON UNIVERSITY HEALTH POLICY INSTITUTE, 53 BAY STATE ROAD, BOSTON, MA 02215 Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute, Boston University Program for Health Care Entrepreneurship, CORE (management of workers' compensation and disability costs - Nasdaq National Market), and WellSpace (provider of complementary health care); Trustee, Boston Medical Center; Honorary Trustee, Franciscan Children's Hospital; and Trustee of all of the Pioneer mutual funds.

MARGUERITE A. PIRET, TRUSTEE, DOB: MAY 1948
ONE BOSTON PLACE, SUITE 2635, BOSTON, MA 02108
President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, TRUSTEE AND EXECUTIVE VICE PRESIDENT, DOB: FEBRUARY 1944 Executive Vice President and a Director of PGI; President and a Director of Pioneer and PFD; Director of PCC, PIntl, First Russia, Omega, Pioneer SBIC Corporation ("Pioneer SBIC"), PMIL and the Irish Funds; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, TRUSTEE, DOB: SEPTEMBER 1928
125 BROAD STREET, NEW YORK, NY 10004
Of Counsel, Sullivan & Cromwell (law firm); Director, Kleinwort Benson Australian Income Fund, Inc. since May 1997 and The Swiss Helvetia Fund, Inc. since 1995 (mutual funds), AMVESCAP PLC (investment managers) since 1997 and American Insurance Holdings, Inc; Trustee, The Winthrop Focus Funds (mutual funds); and Trustee of all of the Pioneer mutual funds.

STEPHEN G. KASNET, VICE PRESIDENT, DOB:   MAY 1945
Trustee and Vice President of Pioneer Real Estate Shares; Vice President of
PGI and President of Pioneer Real Estate Advisors, Inc. since 1995; and Managing Director, Winthrop Financial Associates and First Winthrop Corp. from 1991 to 1995.

JOHN A. BOYNTON, TREASURER, DOB: JANUARY 1955
Executive Vice President, Treasurer and Chief Financial Officer of PGI; [other corporate appointments]; and Treasurer of all of the Pioneer mutual funds. Prior to joining PGI in November 1998, Mr. Boynton was a Senior Vice President of The Quaker Oats Company.

JOSEPH P. BARRI, SECRETARY, DOB: AUGUST 1946
Secretary of PGI, Pioneer Investments, PPC, PIC, PIntl, PMT, First Russia, Omega and PCC; Clerk of PFD and PSC; Partner, Hale and Dorr LLP (counsel to the Fund); and Secretary of all of the Pioneer mutual funds.

ERIC W. RECKARD, ASSISTANT TREASURER, DOB:  JUNE 1956
Manager of Business Planning and Internal Audit of Pioneer Investments since September 1996; Manager of Fund Accounting of Pioneer Investments since May 1994; Manager of Auditing, Compliance and Business Analysis for PGI prior to May 1994; and Assistant Treasurer of all of the Pioneer mutual funds.

ROBERT P. NAULT, ASSISTANT SECRETARY, DOB:   MARCH 1964
General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of Pioneer Investments, PIntl, PGL, First Russia, Omega and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC; and formerly of Hale and Dorr LLP (counsel to the Fund) where he most recently served as junior partner.

SALVATORE P. PRAMAS, SENIOR VICE PRESIDENT, DOB:  APRIL 1963
Senior Vice President of Pioneer Investments.

SHERMAN B. RUSS, SENIOR VICE PRESIDENT, DOB:  JULY 1937
Senior Vice President of Pioneer Investments, Vice President of Pioneer Bond Fund, Pioneer Money Market Trust, Pioneer America Income Trust and Pioneer Interest Shares.

ROBERT W. BENSON, VICE PRESIDENT, DOB:  APRIL 1947
Vice President of Pioneer Investments; Vice President of Pioneer Real Estate Shares.

JOHN A. CAREY, VICE PRESIDENT, DOB:   MAY 1949
Vice President of Pioneer Investments, Pioneer Equity-Income Fund and Pioneer Fund.

WILLIAM C. FIELD,  VICE PRESIDENT, DOB:   SEPTEMBER 1964
Vice President of Pioneer Investments and Pioneer Balanced Fund. Research Analyst since 1991 and served as an assistant portfolio manager for certain institutional accounts since January 1996.

NORMAN KURLAND, VICE PRESIDENT, DOB:  NOVEMBER 1949
Senior Vice President of Pioneer Investments since 1993; Vice President of Pioneer Investments from 1990 to 1993; Vice President of Pioneer Europe Fund, Pioneer Emerging Markets Fund, Pioneer India Fund, Pioneer International Growth Fund and Pioneer World Equity Fund.

MARK MADDEN, VICE PRESIDENT, DOB:  APRIL 1957
Vice President of Pioneer Investments, Vice President of Pioneer Emerging Markets Fund.

JEFFREY B. POPPENHAGEN, VICE PRESIDENT, DOB:  MARCH 1962
Vice President of Pioneer Investments and Pioneer Growth Shares, since February 1996; formerly a portfolio manager for a number of equity portfolios.

PATRICK SMITH, VICE PRESIDENT, DOB:  MARCH 1962
Vice President of Pioneer Investments, Pioneer Europe Fund and Pioneer World Equity Fund.

J. RODMAN WRIGHT, VICE PRESIDENT, DOB:   JANUARY 1961
Vice President of Pioneer Investments and Pioneer Capital Growth Fund, since January 1997 and former analyst and assistant portfolio manager of the Fund; formerly an analyst and a co-portfolio manager, focusing on small capitalization securities, with another investment firm from November 1989 to July 1994.

The Fund's Agreement and Declaration of Trust (the "Declaration") provides that the recordholders of two-thirds of its outstanding shares may vote to remove a Trustee of the Fund at any special meeting of shareholders. The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

All of the outstanding capital stock of Pioneer Investments, PFD and PSC is directly or indirectly owned by PGI, a Delaware corporation. All of the outstanding capital stock of PFD is owned by Pioneer Investments. The table below lists all the Pioneer funds currently offered to the public (other than the portfolios) and the investment adviser and principal underwriter for each fund.

                                                           Principal
FUND NAME                           INVESTMENT ADVISER     UNDERWRITER

Pioneer Fund                        Pioneer                PFD
Pioneer II                          Pioneer                PFD
Pioneer Mid-Cap Fund                Pioneer                PFD
Pioneer Growth Shares               Pioneer                PFD
Pioneer Micro-Cap Fund              Pioneer                PFD
Pioneer Small Company  Fund         Pioneer                PFD
Pioneer Independence Fund           Pioneer                Note 1
Pioneer Capital Growth Fund         Pioneer                PFD
Pioneer Equity-Income Fund          Pioneer                PFD
Pioneer Gold Shares                 Pioneer                PFD
Pioneer Real Estate Shares          Pioneer                PFD
Pioneer Balanced Fund               Pioneer                PFD
Pioneer Europe Fund                 Pioneer                PFD
Pioneer World Equity Fund           Pioneer                PFD
Pioneer International Growth Fund   Pioneer                PFD
Pioneer Emerging Markets Fund       Pioneer                PFD
Pioneer Indo-Asia Fund              Pioneer                PFD
Pioneer Bond Fund                   Pioneer                PFD
Pioneer America Income Trust        Pioneer                PFD
Pioneer Short-Term Income Trust     Pioneer                PFD
Pioneer Tax-Free Income Fund        Pioneer                PFD
Pioneer Intermediate Tax-Free Fund  Pioneer                PFD
Pioneer Cash Reserves Fund          Pioneer                PFD
Pioneer Interest Shares             Pioneer                Note 2

--------------------------

Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan, sponsored by PFD.

Note 2   This fund is a closed-end investment company.

The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

All of the outstanding capital stock of PFD, Pioneer and PSC is owned, directly or indirectly, by PGI, a publicly owned Delaware corporation. Pioneer, a portfolio's investment adviser, serves as the investment adviser for the Pioneer mutual funds and manages the investments of certain institutional accounts.

SHARE OWNERSHIP

See Appendix A for annual information on the ownership of shares of the portfolios by the Trustees, officers and owners in excess of 5% of any class of shares of a portfolio.

COMPENSATION OF OFFICERS AND TRUSTEES

A portfolio pays no salaries or compensation to any of its officers. A portfolio compensates each Trustee who is not affiliated with PGI, Pioneer, PFD or PSC with a base fee, a variable fee calculated on the basis of average net assets of a portfolio, per meeting fees, and annual committee participation fees for each committee member or chairperson that are based on percentages of his or her aggregate annual fee. See the fee table in Appendix A . Pioneer, the investment adviser to each portfolio, also manages the investments of certain institutional private accounts. To the knowledge of the Fund, no officer or Trustee of the Fund owned 5% or more of the issued and outstanding shares of PGI as of December 31, 1998, except Mr. Cogan who then owned approximately 14% of such shares. As of December 31, 1998, the officers and Trustees of the Fund held in the aggregate less than 1% of the outstanding shares of each portfolio.

As of December 31, 1998, the following record holder owned substantially all the shares of each portfolio: Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653.

3.       INVESTMENT ADVISER

The fund on behalf of each portfolio has contracted with Pioneer to act as its investment adviser. Pioneer is a wholly owned subsidiary of PGI. PGI is engaged in the financial services business in the U.S. and other countries. Certain Trustees or officers of a portfolio are also directors and/or officers of PGI and its subsidiaries (see management biographies above).

As a portfolio's investment adviser, Pioneer provides a portfolio with investment research, advice and supervision and furnishes an investment program for a portfolio consistent with a portfolio's investment objective and policies, subject to the supervision of the Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to a portfolio's securities transactions, and reports to the Trustees on a portfolio's investments and performance.

Under the terms of its contract with the fund, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for a portfolio, with the exception of the following, which are to be paid by the portfolio: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer, or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by a portfolio; (d) issue and transfer taxes, chargeable to a portfolio in connection with securities transactions to which a portfolio is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by a portfolio to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of a portfolio and/or its shares with the SEC, state or blue sky securities agencies and foreign countries, including the preparation of prospectuses and statements of additional information for filing with the SEC; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to a portfolio and the Trustees; (i) any distribution fees paid by a portfolio in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of a portfolio who are not affiliated with or interested persons of Pioneer, a portfolio (other than as Trustees), PGI or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition to the expenses described above, a portfolio shall pay brokers' and underwriting commissions chargeable to a portfolio in connection with securities transactions to which a portfolio is a party. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the management contract, Pioneer will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer. Pioneer, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.

ADVISORY FEE. As compensation for the management services and expenses incurred, Pioneer is entitled to management fees at the annual rate of the applicable Portfolio's average daily net assets set forth below.

                                             MANAGEMENT FEE AS A
                                             PERCENTAGE OF PORTFOLIO'S
PORTFOLIO                                    AVERAGE DAILY NET ASSETS

Emerging Markets Portfolio                            1.15%
International Growth Portfolio                        1.00%
Europe Portfolio                                      1.00%
Real Estate Growth Portfolio                          1.00%
Growth Shares Portfolio                               0.70%
Capital Growth Portfolio                              0.65%
Growth and Income Portfolio                           0.65%
Equity-Income Portfolio                               0.65%
Balanced Portfolio                                    0.65%
Swiss Franc Bond Portfolio                            0.65%
America Income Portfolio                              0.55%
Money Market Portfolio                                0.50%

The above management fees are normally computed daily and paid monthly in arrears. Pioneer Investments has voluntarily agreed not to impose a portion of its management fee and to make other arrangements, if necessary, to limit certain other expenses of the Portfolios to the extent necessary to reduce expenses to a specified percentage of average daily net assets, as indicated below. As of the date of this Statement of Additional Information, expense limitations are in effect for Emerging Markets Portfolio, International Growth Portfolio, Europe Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio and Money Market Portfolio. Pioneer Investments is waiving all or a portion of its management fees for International Growth Portfolio, Real Estate Growth Portfolio and Swiss Franc Bond Portfolio. Other Expenses may be reduced, as necessary for International Growth Portfolio and Swiss Franc Bond Portfolio. Any such arrangements may be revised or terminated by Pioneer Investments at any time without notice.

                                         PERCENTAGE OF PORTFOLIO'S
PORTFOLIO                                AVERAGE DAILY NET ASSETS

Emerging Markets Portfolio               1.75%
International Growth Portfolio           1.50%
Europe Portfolio                         1.50%
Growth Shares Portfolio                  1.25%
Growth and Income Portfolio              1.25%
Real Estate Growth Portfolio             1.25%
Swiss Franc Bond Portfolio               1.25%
America Income Portfolio                 1.25%
Money Market Portfolio                   1.00%

See Appendix A for the management fees paid by the portfolios during the last three years.

REAL ESTATE GROWTH PORTFOLIO SUBADVISER. Boston Financial Securities, Inc. ("BFS"), 101 Arch Street, Boston, Massachusetts 02110, serves as the Real Estate Growth Portfolio's subadviser. The subadvisory agreement among the portfolio, Pioneer and BFS is renewable annually by the vote of a majority of the Board of Trustees of the Portfolio (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by any party by vote of its Board of Directors or Trustees, as the case may be, or a majority of its outstanding voting securities and the giving of 60 days' written notice.

As compensation for its subadvisory services, Pioneer pays BFS a subadvisory fee equal to 0.30% per annum of the Real Estate Growth Portfolio's average daily net assets. The fee is normally computed daily and paid monthly. The subadvisory fee payable by Pioneer to BFS will be reduced proportionally to the extent that the management fee paid by the portfolio to Pioneer is reduced under Pioneer's voluntary expense limitation agreement or to the extent that Pioneer, after written notice to BFS, elects to utilize a portion of the management fees paid to Pioneer by the portfolio to make payments to third parties.

As of December 31, 1998, the following individuals owned beneficially more than 10% of the outstanding common stock of BFS: Randolph G. Hawthorne (11.45%), Fred
N. Pratt, Jr. (13.42%), William B. Haynsworth (11.53%). The address for each of these individuals is BFS, 101 Arch Street, Boston, Massachusetts 02110.

ADMINISTRATION AGREEMENT. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting and legal services which are expenses payable by the portfolios under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services.

POTENTIAL CONFLICT OF INTEREST. Each portfolio is managed by Pioneer which also serves as investment adviser to the other portfolios and other Pioneer mutual funds and private accounts with investment objectives identical or similar to those of a portfolio. Securities frequently meet the investment objectives of a portfolio, the other Pioneer mutual funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer mutual funds or a private account managed by Pioneer seeks to acquire the same security at about the same time, a portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for a portfolio. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Pioneer mutual funds may have the same or similar investment objectives and policies as a portfolio, their portfolios do not generally consist of the same investments as a portfolio or each other, and their performance results are likely to differ from those of a portfolio.

PERSONAL SECURITIES TRANSACTIONS. In an effort to avoid conflicts of interest with a portfolio, a portfolio and Pioneer have adopted a code of ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of a portfolio and its shareholders in making personal securities transactions.

4.       PRINCIPAL UNDERWRITER

Pioneer Funds Distributor, Inc.(PFD) , 60 State Street, Boston, Massachusetts 02109, serves as the principal underwriter for the fund in connection with the continuous offering of shares of the portfolios. The fund will not generally issue shares for consideration other than cash. At the fund's sole discretion, however, it may issue shares for consideration other than cash in connection with an acquisition of portfolio securities pursuant to a purchase of assets, merger or other reorganization.

The redemption price of shares of beneficial interest of a portfolio may, at Pioneer's discretion, be paid in cash or portfolio securities. The fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the portfolio's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at their value employed in determining the portfolio's net asset value. A shareholder whose shares are redeemed in-kind may incur brokerage charges in selling the securities received in-kind. The selection of such securities will be made in such manner as the Board deems fair and reasonable.

The fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Class II shares pursuant to which the Class II shares of the fund will pay a distribution fee at the annual rate of up to 0.25% of the fund's average daily net assets. The distribution fee is intended to compensate PFD for its Class II distribution services to the fund. The fund has not adopted a plan of distribution with respect to its Class I shares.

In accordance with the terms of the plan of distribution, PFD provides to the fund for review by the Trustees a quarterly written report of the amounts expended and the purpose for which such expenditures were made. In the Trustees' quarterly review of the plan of distribution, they will consider the continued appropriateness and the level of reimbursement or compensation the plan of distribution provides.

No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the plan of distribution except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the plan of distribution by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.

The plan of distribution was adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the fund, as defined in the 1940 Act (none of whom has or have any direct or indirect financial interest in the operation of the plan of distribution), cast in person at a meeting called for the purpose of voting on the plan of distribution. In approving the plan of distribution, the Trustees identified and considered a number of potential benefits which the it may provide. The Board of Trustees believes that there is a reasonable likelihood that the plan of distribution will benefit the fund and its current and future shareholders. Under its terms, the plan of distribution remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The plan of distribution may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the class affected thereby, and material amendments of the plan of distribution must also be approved by the Trustees in the manner described above. The plan of distribution may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the fund and who have no direct or indirect financial interest in the operations of the plan of distribution, or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Class of the fund. The plan of distribution will automatically terminate in the event of its assignment (as defined in the 1940 Act).

6.       CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian of a portfolio's assets. The custodian's responsibilities include safekeeping and controlling a portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a portfolio's investments.

7.       INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, is a portfolio's independent public accountants, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

8.       PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of a portfolio by Pioneer pursuant to authority contained in a portfolio's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in foreign equity securities are executed by broker-dealers in foreign countries in which commission rates are fixed and, therefore, are not negotiable (as such rates are in the U.S.).

Pioneer may select broker-dealers that provide brokerage and/or research services to a portfolio and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, a portfolio may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of a portfolio and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to a portfolio as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to a portfolio. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to a portfolio. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of a portfolio as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of a portfolio.

Pursuant to certain directed brokerage arrangements with third-party broker-dealers, such broker-dealers may pay certain of a portfolio's custody expenses. A portfolio has also entered into expense offset arrangements, resulting in further-reduction in a portfolio's total expenses. See "Financial highlights" in the prospectus.

See the table in Appendix A for aggregate brokerage and underwriting commissions paid by a portfolio in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of a portfolio.

8.       TAX STATUS

Each portfolio is treated as a separate entity for federal income tax purposes. It is each portfolio's policy to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company. These requirements relate to the sources of a portfolio's income, the diversification of its assets and the distribution of its income to shareholders. If a portfolio meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the portfolio will be relieved of the necessity of paying federal income tax.

In order to qualify as a regulated investment company under Subchapter M, a portfolio must, among other things, derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test"), and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, income a portfolio earns from equity interests in certain entities that are not treated as corporations (E.G., are treated as partnerships or trusts) for U.S. tax purposes will generally have the same character for the portfolio as in the hands of such entities; consequently, a portfolio may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income.

As noted in the Prospectus, each portfolio must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on a portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account. Section 817(h) and these regulations treat the assets of the portfolios as assets of the related separate accounts and, among other things, limit the extent to which the assets of a portfolio may be represented by any one, two, three or four investments. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a portfolio to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in adverse treatment of the variable contract holders, differing from the treatment described in the applicable variable contract prospectus, by causing the contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are treated as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are treated as capital gains for federal income tax purposes without regard to the length of time shares of the portfolio have been held.

Any dividend declared by a portfolio in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Foreign exchange gains and losses realized by a portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future regulations, any such transactions that are not directly related to a portfolio's investments in stock or securities (or its options or futures contracts with respect to stock or securities) may need to be limited in order to enable the portfolio to satisfy the 90% income test If the net foreign exchange loss for a year were to exceed a portfolio's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the portfolio or its shareholders in future years.

If a portfolio acquires any equity interest (under proposed regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents, royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the portfolio is timely distributed to its shareholders. The portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the applicable portfolio to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. A portfolio may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Emerging Markets Portfolio, Europe Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio and Equity-Income Portfolio may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. International Growth Portfolio may hold such securities only as a result of credit quality downgrades. Investments in debt obligations that are at risk of or in default present special tax issues for the portfolios. Tax rules are not entirely clear about issues such as when a portfolio may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a portfolio, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income tax.

If a portfolio invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if a portfolio elects to include market discount in income currently), the portfolio must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the portfolio must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income tax. Therefore, the portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

For federal income tax purposes, each portfolio is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the portfolio and therefore are not expected to be distributed as such to shareholders. Each Portfolio's capital loss carryforwards, if any, are set forth on Appendix A.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Portfolio shares is properly treated as a sale for tax purposes, as the following discussion assumes. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the same portfolio (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.

Options written or purchased and futures contracts entered into by a portfolio on certain securities, indices and foreign currencies, as well as certain foreign currency forward contracts, may cause the portfolio to recognize gains or losses from marking-to-market at the end of its taxable year even though such options may not have lapsed, been closed out, or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization as long-term or short-term of some capital gains and losses realized by the portfolios. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988, as described above, and may accordingly produce ordinary income or loss. Additionally, the fund may be required to recognize gain if an option, futures contract or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a portfolio's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a portfolio to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a portfolio's income and losses and hence of its distributions to shareholders.

Each portfolio that may invest in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The portfolios do not expect to pass through to their shareholders their pro rata shares of qualified foreign taxes paid by the portfolios.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts held by trustees of qualified pension or retirement plans. These shareholders should consult their tax advisers for more information.

If, as anticipated, each portfolio continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes or any Delaware corporation income tax.

The description of certain federal tax provisions above relates solely to U.S. federal income tax law as it applies to the portfolios and to certain aspects of their distributions. It does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities and insurance companies. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

9.       DESCRIPTION OF SHARES

The fund's Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (without par value) which may be divided into such separate series as the Trustees may establish. Currently, the fund consists of 12 portfolios. The Trustees may establish additional portfolios of shares in the future, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests. The Declaration of Trust further authorizes the Trustees to classify or recla7ssify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of two classes of shares of the fund, Class I and Class II shares. Each share of a class of a portfolio represents an equal proportionate interest in the portfolio allocable to that class. The shares of each class of a portfolio participate equally in the earnings, dividends and assets of the portfolio, and are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all portfolios vote together in the election and selection of Trustees and accountants. Upon liquidation of a portfolio, shareholders of each class of the portfolio are entitled to share pro rata in the Portfolio's net assets available allocable to such class for distribution to shareholders.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. A portfolio is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

The shares of each series of a portfolio are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of a portfolio vote together as a class on matters that affect all series of a portfolio in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of a portfolio's shares. Shares have no preemptive or conversion rights except that under certain circumstances Class B shares may convert to Class A shares.

As a Delaware business trust, a portfolio's operations are governed by the Declaration. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that a portfolio is organized under the Delaware Act and that the Declaration is to be governed by Delaware law. There is nevertheless a possibility that a Delaware business trust, such as a portfolio, might become a party to an action in another state whose courts refused to apply Delaware law, in which case a portfolio's shareholders could become subject to personal liability.

To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of a portfolio and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by a portfolio or its Trustees, (ii) provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of a portfolio or any series of a portfolio and (iii) provides that a portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) a portfolio itself would be unable to meet its obligations. In light of Delaware law, the nature of a portfolio's business and the nature of its assets, the risk of personal liability to a fund shareholder is remote.

In addition to the requirements under Delaware law, the Declaration provides that a shareholder of a portfolio may bring a derivative action on behalf of a portfolio only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of a portfolio, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse a portfolio for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration further provides that a portfolio shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of a portfolio. The Declaration does not authorize a portfolio to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

11.      DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of a portfolio is determined as of the close of regular trading (currently 4:00 p.m., Eastern time) on each day on which the New York Stock Exchange (the "Exchange") is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of a portfolio is also determined on any other day in which the level of trading in its portfolio securities is sufficiently high so that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. No portfolio is required to determine its net asset value per share on any day in which no purchase orders for the shares of the portfolio become effective and no shares of the portfolio are tendered for redemption.

The net asset value per share of each class of a portfolio is computed by taking the value of all of the portfolio's assets attributable to a class less the portfolio's liabilities attributable to that class, and dividing it by the number of outstanding shares for the class. For purposes of determining net asset value, expenses of each class of a portfolio are accrued daily.

MONEY MARKET PORTFOLIO

Except as set forth in the following paragraph, Money Market Portfolio's investments are valued on each business day on the basis of amortized cost, if the Board of Trustees determines in good faith that the method approximates fair value. This technique involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price such Portfolio would receive if it sold the investment. During periods of declining interest rates, the yield on shares of Money Market Portfolio computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio investments. Thus, if the use of amortized cost by Money Market Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

In determining Money Market Portfolio's net asset value, "when-issued" securities will be valued at the value of the security at the time the commitment to purchase is entered into.

The valuation of Money Market Portfolio's investments based upon their amortized cost and the concomitant maintenance of the Portfolio's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, pursuant to which the Portfolio must adhere to certain conditions which are described in detail in the Prospectus. Money Market Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less. The maturities of variable rate demand instruments held by the Portfolio will be deemed to be the longer of the demand period or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of each class of Money Market Portfolio for the purpose of maintaining sales and redemptions at a single value. Such procedures will include review of the Portfolio's holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value per class calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, including: (i) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (ii) withholding dividends; (iii) redeeming shares in kind; or (iv) establishing a net asset value per share by using available market quotations. It is the intention of the Fund to maintain Money Market Portfolio's per-share net asset value at $1.00 but there can be no assurance of this.

ALL OTHER PORTFOLIOS

Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the fund's independent pricing services. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of the fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the Exchange and will therefore not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees. All assets of the fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board of Trustees.

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account.

12.      INVESTMENT RESULTS

Each portfolio's average total return quotations and yield quotations for each class as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

QUOTATIONS, COMPARISONS AND GENERAL INFORMATION

From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, total return of the fund's classes may be compared to rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the S&P 500, an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange; or the Russell U.S. Equity Indexes or the Wilshire Total Market Value Index, which are recognized unmanaged indexes of broad-based common stocks.

In addition, the performance of the classes of the fund may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. The fund may also include securities industry or comparative performance information generally and in advertising or materials marketing the fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as BARRON'S, BUSINESS WEEK, CONSUMERS DIGEST, CONSUMER REPORTS, FINANCIAL WORLD, FORBES, FORTUNE, INVESTORS BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY MAGAZINE, NEW YORK TIMES, SMART MONEY, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WORTH may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of the fund.

The fund may also present, from time to time, historical information depicting the value of a hypothetical account in one of more classes of the fund since inception.

In presenting investment results, the fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.


STANDARDIZED YIELD QUOTATIONS

The yield of a class is computed by dividing the class' net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                a-b
                  YIELD = 2[ ( ----- +1)6[supercsript]-1]
                                cd
Where:

         a  = interest earned during the period

         b  = net expenses accrued for the period

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends

         d  = the maximum offering price per share on the last day of the period

For purposes of calculating interest earned on debt obligations as provided in item "a" above:

     (i) The yield to maturity of each obligation held by the fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

     (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30 day base period.

     (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

     (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

With respect to the treatment of discount and premium on mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the remaining discount or premium on a security.

For purposes of computing yield, interest income is recognized by accruing 1/360 of the stated interest rate of each obligation in the fund's portfolio each day that the obligation is in the portfolio. Expenses of Class A and Class B accrued during any base period, if any, pursuant to the respective Distribution Plans are included among the expenses accrued during the base period.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

One of the primary methods used to measure the performance of a class of the fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the fund, over any period up to the lifetime of that class of the fund. Total return calculations will usually assume the reinvestment of all dividends and capital gain distributions and will be expressed as a percentage increase or decrease from an initial value for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values without percentages. Past performance cannot guarantee any particular future result.

The fund's average annual total return quotations for each of its classes as that information may appear in the fund's prospectus, this statement of additional information or in advertising are calculated by standard methods prescribed by the SEC. Average annual total return quotations for each class of shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in the class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                  P(1+T)n[superscript] = ERV

Where:

         P     = a hypothetical initial payment of $1,000, less the
                 maximum sales load of $57.50 for Class A shares or the deduction of the CDSC for Class B and Class C shares at the end of the period; for Class Y shares, no sales load or CDSC applies

         T     = average annual total return

         n     = number of years

         ERV   = ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

For purposes of the above computation, it is assumed that all dividends and distributions made by the fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class of shares are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the class' mean account size.

See Appendix A for the annual total returns for each class of fund shares as of the most recently completed fiscal year.

         13.      FINANCIAL STATEMENTS

The Fund's Annual Report, filed with the SEC on March , 1999 (Accession No. ), is incorporated by reference into this Statement of Additional Information. The financial statements in the Fund's Annual Report, including the financial highlights, for the period ended December 31, 1998,included or incorporated by reference into the Prospectus and this Statement of Additional Information, have been audited by , independent public accountants, as indicated in their report with respect to the financial statements, and are included in reliance upon the authority of as experts in accounting and auditing in giving their report.

14. APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

PORTFOLIO TURNOVER



SHARE OWNERSHIP


COMPENSATION OF OFFICERS AND TRUSTEES

The following table sets forth certain information with respect to the compensation of each Trustee of a portfolio.

                                                                  PENSION OR RETIREMENT    TOTAL COMPENSATION FROM
                                                                  BENEFITS ACCRUED AS      A PORTFOLIO AND OTHER
                                           AGGREGATE              PART OF FUND EXPENSES    PIONEER MUTUAL FUNDS*
                                           COMPENSATION FROM
NAME OF TRUSTEE                            FUND
John F. Cogan, Jr.*                                 $0                      $0
Richard H. Egdahl, M.D.                              0                       0
Marguerite A. Piret                                  0                       0
David D. Tripple**                                   0                       0
Stephen K. West                                      0                       0
                                                    $0                      $0
------------------------

* For the calendar year ended December 31, 1998. A portfolio did not pay any compensation during 1998 because it had not yet been organized.
** Under the management contract, Pioneer reimburses a portfolio for any Trustees fees paid by a portfolio.

APPROXIMATE MANAGEMENT FEES A PORTFOLIO PAID OR OWED PIONEER

         For the fiscal years ended December 31, 1996,1997 and 1998 the portfolios incurred or would have incurred the following management fees had the expense limitation agreements described above (if applicable) not been in place:

                                           1996             1997            1998
                                           ------           ----            ----
    Emerging Markets Portfolio               N/A            N/A
    International Growth Portfolio       $128,708        $399,296
    Europe Portfolio                         N/A            N/A
    Capital Growth Portfolio             $178,068        $498,117
    Growth and Income Portfolio              N/A           $1,791
    Real Estate Growth Portfolio         $ 29,633        $253,190
    Growth Shares Portfolio                  N/A         $  1,995
    Equity-Income Portfolio              $161,879        $536,869
    Balanced Portfolio                   $  52,926       $187,536
    America Income Portfolio             $  23,307       $ 49,978
    Swiss Franc Bond Portfolio           $  33,183       $114,187
    Money Market Portfolio               $  42,001       $ 62,428

FUND EXPENSES UNDER THE CLASS II DISTRIBUTION PLAN

Not applicable.

APPROXIMATE BROKERAGE AND UNDERWRITING COMMISSIONS (PORTFOLIO TRANSACTIONS)

For the fiscal periods ended December 31, 1996 and December 31, 1997, the Portfolios paid or owed aggregate brokerage commissions as follows:

                                             AGGREGATE BROKERAGE COMMISSIONS

                                                1996             1997
                                                                 ----
Emerging Markets Portfolio                       N/A              N/A
International Growth Portfolio              $104,003         $420,962
Europe Portfolio                                 N/A              N/A
Capital Growth Portfolio                    $112,179         $213,767
Growth Shares Portfolio                          N/A           $3,795
Real Estate Growth Portfolio                 $22,788          $76,336
Growth & Income Portfolio                        N/A           $2,460
Equity-Income Portfolio                      $45,921          $84,245
Balanced Portfolio                           $16,275          $35,766
America Income Portfolio                          $0               $0
Swiss Franc Bond Portfolio                        $0               $0
Money Market Portfolio                            $0               $0

CAPITAL LOSS CARRYFORWARDS

Not applicable.

AVERAGE ANNUAL TOTAL RETURNS

The Portfolios' average annual total returns for the year ended December 31, 1998 and for the periods from commencement of operations to December 31, 1998 are as follows:

                         Average Annual Total Return (%)

                                     One Year          Five Years         Ten Years       Commencement
Emerging Markets Class I *(1)                              N/A               N/A
International Growth (2)                                   N/A               N/A
Europe Class I *(1)                                        N/A               N/A
Capital Growth (2)                                         N/A               N/A
Growth Shares Class I*(3)                                  N/A               N/A
Real Estate Growth (2)                                     N/A               N/A
Growth and Income Class I *(3)                             N/A               N/A
Equity-Income (2)                                          N/A               N/A
Balanced (2)                                               N/A               N/A
America Income (2)                                         N/A               N/A
Swiss Franc Bond (4)                                       N/A               N/A

         * Class II shares effective October 30, 1998
         (1)  Commencement of operations, October 30, 1998
         (2)  Commencement of operations, March 31, 1995.
         (3)  Commencement of operations, October 31, 1997.
         (4)  Commencement of operations, November 1, 1995.

15.      APPENDIX B - DESCRIPTION OF SHORT-TERM DEBT AND CORPORATE BOND RATINGS1

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") PRIME RATING SYSTEM

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading market positions in well-established industries.
     High rates of return on funds employed.
     Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

--------
1 The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

MOODY'S DEBT RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MOODY'S PREFERRED STOCK RATINGS

Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.
Uncertainty of position characterizes preferred stocks in this class.

b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
     Nature of and provisions of the obligation;
     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STANDARD & POOR'S PREFERRED STOCK RATINGS

A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

Preferred stock ratings are based on the following considerations:

     Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;
     Nature of, and provisions of, the issue;
     Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA: This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C: A preferred stock rated C is a nonpaying issue.

D: A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

16.      APPENDIX C - PERFORMANCE STATISTICS


                        PIONEER VARIABLE CONTRACTS TRUST

                                    [Update]

COMPARATIVE PERFORMANCE INDEX DESCRIPTIONS

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the fund may refer to these indices or may present comparisons between the performance of the fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the fund, do not reflect past performance and do not guarantee future results.

S&P 500. This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

DOW JONES INDUSTRIAL AVERAGE. This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange (NYSE).

U.S. SMALL STOCK INDEX. This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION. The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES. The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

MERRILL LYNCH MICRO-CAP INDEX. The Merrill Lynch Micro-Cap Index represents the performance of 2,036 stocks ranging in market capitalization from $50 million to $220 million. Index returns are calculated monthly.

LONG-TERM U.S. GOVERNMENT BONDS. The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS. Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI"). These indices are in US dollar terms with gross dividends reinvested. MSCI All Country indices represent both the developed and the emerging markets for a particular region. These indices are unmanaged. The free indices exclude shares which are not readily purchased by non-local investors. MSCI's international indices are based on the share prices of approximately 1,700 companies listed on stock exchanges in the 22 countries that make up the MSCI World Index. MSCI's emerging market indices are comprised of approximately 1000 stocks from 26 countries.

Countries in the MSCI EAFE Index are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Countries in the MSCI Emerging Markets Free Index are: Argentina, Brazil, Chile, China Free, Czech Republic, Colombia, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea (at 50%), Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan (at 50%), Thailand Free, Turkey and Venezuela.

MSCI All Country (AC) Asia Free ex Japan: This index is made up of the following 12 countries: China Free, Hong Kong, India, Indonesia Free, Korea @50%, Malaysia Free, Pakistan, Philippines Free, Singapore Free, Sri Lanka, Taiwan @50% and Thailand Free.

MSCI All Country (AC) Asia Pacific Free ex Japan: This index is made up of the following 14 countries: Australia, China Free, Hong Kong, India, Indonesia Free, Korea @50%, Malaysia Free, New Zealand, Pakistan, Philippines Free, Singapore Free, Sri Lanka, Taiwan @50% and Thailand Free.

6-MONTH CDS. Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS. Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W., Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30-DAY) TREASURY BILLS. For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS ("NAREIT") EQUITY REIT INDEX. All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

RUSSELL U.S. EQUITY INDEXES. The Russell 3000(R) Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $2.8 billion. The Russell 2500TM Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $733.4 million, and the largest company in the index has an approximate market capitalization of $2.9 billion. The Russell 2000(R) Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.1 billion. The Russell 1000(R) Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $7.6 billion. The smallest company in the index has an approximate market capitalization of $1.1 billion. The Russell MidcapTM Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $8.0 billion.

The Russell indexes are reconstituted annually as of July 1, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX. The Wilshire Real Estate Securities Index is a market capitalization weighted index of 120 publicly traded real estate securities, such as REITs, real estate operating companies ("REOCs") and partnerships.

The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous. The companies in the index are 91.66% equity and hybrid REITs and 8.33% REOCs.

STANDARD & POOR'S MIDCAP 400 INDEX. The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

LIPPER BALANCED FUNDS INDEX. This index represents equally weighted performance, adjusted for capital gains distributions and income dividends, of approximately 30 of the largest funds with a primary objective of conserving principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

BANK SAVINGS ACCOUNT. Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Sources: Ibbotson Associates, Towers Data Systems, Lipper Analytical Services, Inc. and PGI

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                               DOW                                        S&P/          S&P/
                 S&P          JONES        U.S. SMALL                    BARRA          BARRA        MERRILL LYNCH
                 500        INDUSTRIAL        STOCK         U.S.          500            500           MICRO-CAP
                             AVERAGE          INDEX       INFLATION      GROWTH         VALUE            INDEX
----------------------------------------------------------------------------------------------------------------------
Dec 1925         N/A           N/A             N/A           N/A          N/A            N/A              N/A
Dec 1926        11.62          N/A            0.28          -1.49         N/A            N/A              N/A
Dec 1927        37.49          N/A            22.10         -2.08         N/A            N/A              N/A
Dec 1928        43.61         55.38           39.69         -0.97         N/A            N/A              N/A
Dec 1929        -8.42         -13.64         -51.36         0.20          N/A            N/A              N/A
Dec 1930        -24.90        -30.22         -38.15         -6.03         N/A            N/A              N/A
Dec 1931        -43.34        -49.03         -49.75         -9.52         N/A            N/A              N/A
Dec 1932        -8.19         -16.88          -5.39        -10.30         N/A            N/A              N/A
Dec 1933        53.99         73.71          142.87         0.51          N/A            N/A              N/A
Dec 1934        -1.44          8.07           24.22         2.03          N/A            N/A              N/A
Dec 1935        47.67         43.77           40.19         2.99          N/A            N/A              N/A
Dec 1936        33.92         30.23           64.80         1.21          N/A            N/A              N/A
Dec 1937        -35.03        -28.88         -58.01         3.10          N/A            N/A              N/A
Dec 1938        31.12         33.16           32.80         -2.78         N/A            N/A              N/A
Dec 1939        -0.41          1.31           0.35          -0.48         N/A            N/A              N/A
Dec 1940        -9.78         -7.96           -5.16         0.96          N/A            N/A              N/A
Dec 1941        -11.59        -9.88           -9.00         9.72          N/A            N/A              N/A
Dec 1942        20.34         14.13           44.51         9.29          N/A            N/A              N/A
Dec 1943        25.90         19.06           88.37         3.16          N/A            N/A              N/A
Dec 1944        19.75         17.19           53.72         2.11          N/A            N/A              N/A
Dec 1945        36.44         31.60           73.61         2.25          N/A            N/A              N/A
Dec 1946        -8.07         -4.40          -11.63         18.16         N/A            N/A              N/A
Dec 1947         5.71          7.61           0.92          9.01          N/A            N/A              N/A
Dec 1948         5.50          4.27           -2.11         2.71          N/A            N/A              N/A
Dec 1949        18.79         20.92           19.75         -1.80         N/A            N/A              N/A
Dec 1950        31.71         26.40           38.75         5.79          N/A            N/A              N/A
Dec 1951        24.02         21.77           7.80          5.87          N/A            N/A              N/A
Dec 1952        18.37         14.58           3.03          0.88          N/A            N/A              N/A
Dec 1953        -0.99          2.02           -6.49         0.62          N/A            N/A              N/A
Dec 1954        52.62         51.25           60.58         -0.50         N/A            N/A              N/A
Dec 1955        31.56         26.58           20.44         0.37          N/A            N/A              N/A
Dec 1956         6.56          7.10           4.28          2.86          N/A            N/A              N/A
Dec 1957        -10.78        -8.63          -14.57         3.02          N/A            N/A              N/A
Dec 1958        43.36         39.31           64.89         1.76          N/A            N/A              N/A
Dec 1959        11.96         20.21           16.40         1.50          N/A            N/A              N/A
Dec 1960         0.47         -6.14           -3.29         1.48          N/A            N/A              N/A
Dec 1961        26.89         22.60           32.09         0.67          N/A            N/A              N/A
Dec 1962        -8.73         -7.43          -11.90         1.22          N/A            N/A              N/A
Dec 1963        22.80         20.83           23.57         1.65          N/A            N/A              N/A

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                               DOW                                        S&P/          S&P/
                 S&P          JONES        U.S. SMALL                  BARRA 500        BARRA        MERRILL LYNCH
                 500        INDUSTRIAL        STOCK         U.S.         GROWTH          500           MICRO-CAP
                             AVERAGE          INDEX       INFLATION                     VALUE            INDEX
----------------------------------------------------------------------------------------------------------------------

Dec 1964        16.48         18.85           23.52         1.19          N/A            N/A              N/A
Dec 1965        12.45         14.39           41.75         1.92          N/A            N/A              N/A
Dec 1966        -10.06        -15.78          -7.01         3.35          N/A            N/A              N/A
Dec 1967        23.98         19.16           83.57         3.04          N/A            N/A              N/A
Dec 1968        11.06          7.93           35.97         4.72          N/A            N/A              N/A
Dec 1969        -8.50         -11.78         -25.05         6.11          N/A            N/A              N/A
Dec 1970         4.01          9.21          -17.43         5.49          N/A            N/A              N/A
Dec 1971        14.31          9.83           16.50         3.36          N/A            N/A              N/A
Dec 1972        18.98         18.48           4.43          3.41          N/A            N/A              N/A
Dec 1973        -14.66        -13.28         -30.90         8.80          N/A            N/A              N/A
Dec 1974        -26.47        -23.58         -19.95         12.20         N/A            N/A              N/A
Dec 1975        37.20         44.75           52.82         7.01         31.72          43.38             N/A
Dec 1976        23.84         22.82           57.38         4.81         13.84          34.93             N/A
Dec 1977        -7.18         -12.84          25.38         6.77         -11.82         -2.57             N/A
Dec 1978         6.56          2.79           23.46         9.03          6.78          6.16             27.76
Dec 1979        18.44         10.55           43.46         13.31        15.72          21.16            43.18
Dec 1980        32.42         22.17           39.88         12.40        39.40          23.59            32.32
Dec 1981        -4.91         -3.57           13.88         8.94         -9.81          0.02              9.18
Dec 1982        21.41         27.11           28.01         3.87         22.03          21.04            33.62
Dec 1983        22.51         25.97           39.67         3.80         16.24          28.89            42.44
Dec 1984         6.27          1.31           -6.67         3.95          2.33          10.52            -14.97
Dec 1985        32.16         33.55           24.66         3.77         33.31          29.68            22.89
Dec 1986        18.47         27.10           6.85          1.13         14.50          21.67             3.45
Dec 1987         5.23          5.48           -9.30         4.41          6.50          3.68             -13.84
Dec 1988        16.81         16.14           22.87         4.42         11.95          21.67            22.76
Dec 1989        31.49         32.19           10.18         4.65         36.40          26.13             8.06
Dec 1990        -3.17         -0.56          -21.56         6.11          0.20          -6.85            -29.55
Dec 1991        30.55         24.19           44.63         3.06         38.37          22.56            57.44
Dec 1992         7.67          7.41           23.35         2.90          5.07          10.53            36.62
Dec 1993         9.99         16.94           20.98         2.75          1.68          18.60            31.32
Dec 1994         1.31          5.06           3.11          2.67          3.13          -0.64             1.81
Dec 1995        37.43         36.84           34.46         2.54         38.13          36.99            30.70
Dec 1996        23.07         28.84           17.62         3.32         23.96          21.99            13.88
Dec 1997        33.36         24.88           22.78         1.70         36.52          29.98            24.61
Dec 1998        28.58         18.15           -7.31         1.80         42.16          14.67            -6.15


                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                  LONG-       INTERMEDIATE-      MSCI                      LONG-
                  TERM          TERM U.S.        EAFE         6-         TERM U.S.          U.S.
               U.S. GOV'T      GOVERNMENT       (Net of      MONTH       CORPORATE         T-BILL
                  BONDS           BONDS         Taxes)        CDS          BONDS          (30-Day)
------------------------------------------------------------------------------------------------------
Dec 1925           N/A             N/A            N/A         N/A           N/A             N/A
Dec 1926          7.77            5.38            N/A         N/A           7.37            3.27
Dec 1927          8.93            4.52            N/A         N/A           7.44            3.12
Dec 1928          0.10            0.92            N/A         N/A           2.84            3.56
Dec 1929          3.42            6.01            N/A         N/A           3.27            4.75
Dec 1930          4.66            6.72            N/A         N/A           7.98            2.41
Dec 1931          -5.31           -2.32           N/A         N/A          -1.85            1.07
Dec 1932          16.84           8.81            N/A         N/A          10.82            0.96
Dec 1933          -0.07           1.83            N/A         N/A          10.38            0.30
Dec 1934          10.03           9.00            N/A         N/A          13.84            0.16
Dec 1935          4.98            7.01            N/A         N/A           9.61            0.17
Dec 1936          7.52            3.06            N/A         N/A           6.74            0.18
Dec 1937          0.23            1.56            N/A         N/A           2.75            0.31
Dec 1938          5.53            6.23            N/A         N/A           6.13           -0.02
Dec 1939          5.94            4.52            N/A         N/A           3.97            0.02
Dec 1940          6.09            2.96            N/A         N/A           3.39            0.00
Dec 1941          0.93            0.50            N/A         N/A           2.73            0.06
Dec 1942          3.22            1.94            N/A         N/A           2.60            0.27
Dec 1943          2.08            2.81            N/A         N/A           2.83            0.35
Dec 1944          2.81            1.80            N/A         N/A           4.73            0.33
Dec 1945          10.73           2.22            N/A         N/A           4.08            0.33
Dec 1946          -0.10           1.00            N/A         N/A           1.72            0.35
Dec 1947          -2.62           0.91            N/A         N/A          -2.34            0.50
Dec 1948          3.40            1.85            N/A         N/A           4.14            0.81
Dec 1949          6.45            2.32            N/A         N/A           3.31            1.10
Dec 1950          0.06            0.70            N/A         N/A           2.12            1.20
Dec 1951          -3.93           0.36            N/A         N/A          -2.69            1.49
Dec 1952          1.16            1.63            N/A         N/A           3.52            1.66
Dec 1953          3.64            3.23            N/A         N/A           3.41            1.82
Dec 1954          7.19            2.68            N/A         N/A           5.39            0.86
Dec 1955          -1.29           -0.65           N/A         N/A           0.48            1.57
Dec 1956          -5.59           -0.42           N/A         N/A          -6.81            2.46
Dec 1957          7.46            7.84            N/A         N/A           8.71            3.14
Dec 1958          -6.09           -1.29           N/A         N/A          -2.22            1.54
Dec 1959          -2.26           -0.39           N/A         N/A          -0.97            2.95
Dec 1960          13.78           11.76           N/A         N/A           9.07            2.66

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                  LONG-       INTERMEDIATE-      MSCI                      LONG-
                  TERM          TERM U.S.        EAFE         6-         TERM U.S.          U.S.
               U.S. GOV'T      GOVERNMENT       (Net of      MONTH       CORPORATE         T-BILL
                  BONDS           BONDS         Taxes)        CDS          BONDS          (30-Day)
------------------------------------------------------------------------------------------------------

Dec 1961          0.97            1.85            N/A         N/A           4.82            2.13
Dec 1962          6.89            5.56            N/A         N/A           7.95            2.73
Dec 1963          1.21            1.64            N/A         N/A           2.19            3.12
Dec 1964          3.51            4.04            N/A        4.18           4.77            3.54
Dec 1965          0.71            1.02            N/A        4.68          -0.46            3.93
Dec 1966          3.65            4.69            N/A        5.76           0.20            4.76
Dec 1967          -9.18           1.01            N/A        5.48          -4.95            4.21
Dec 1968          -0.26           4.54            N/A        6.44           2.57            5.21
Dec 1969          -5.07           -0.74           N/A        8.71          -8.09            6.58
Dec 1970          12.11           16.86         -11.66       7.06          18.37            6.52
Dec 1971          13.23           8.72           29.59       5.36          11.01            4.39
Dec 1972          5.69            5.16           36.35       5.38           7.26            3.84
Dec 1973          -1.11           4.61          -14.92       8.60           1.14            6.93
Dec 1974          4.35            5.69          -23.16       10.20         -3.06            8.00
Dec 1975          9.20            7.83           35.39       6.51          14.64            5.80
Dec 1976          16.75           12.87          2.54        5.22          18.65            5.08
Dec 1977          -0.69           1.41           18.06       6.12           1.71            5.12
Dec 1978          -1.18           3.49           32.62       10.21         -0.07            7.18
Dec 1979          -1.23           4.09           4.75        11.90         -4.18           10.38
Dec 1980          -3.95           3.91           22.58       12.33         -2.76           11.24
Dec 1981          1.86            9.45           -2.28       15.50         -1.24           14.71
Dec 1982          40.36           29.10          -1.86       12.18         42.56           10.54
Dec 1983          0.65            7.41           23.69       9.65           6.26            8.80
Dec 1984          15.48           14.02          7.38        10.65         16.86            9.85
Dec 1985          30.97           20.33          56.16       7.82          30.09            7.72
Dec 1986          24.53           15.14          69.44       6.30          19.85            6.16
Dec 1987          -2.71           2.90           24.63       6.58          -0.27            5.47
Dec 1988          9.67            6.10           28.27       8.15          10.70            6.35
Dec 1989          18.11           13.29          10.54       8.27          16.23            8.37
Dec 1990          6.18            9.73          -23.45       7.85           6.78            7.81
Dec 1991          19.30           15.46          12.13       4.95          19.89            5.60
Dec 1992          8.05            7.19          -12.17       3.27           9.39            3.51
Dec 1993          18.24           11.24          32.56       2.88          13.19            2.90
Dec 1994          -7.77           -5.14          7.78        5.40          -5.76            3.90
Dec 1995          31.67           16.80          11.21       5.21          27.20            5.60
Dec 1996          -0.93           2.10           6.05        5.21           1.40            5.21
Dec 1997          15.85           8.38           1.78        5.71          12.95            5.26
Dec 1998          13.06           10.21          20.00       5.34          10.76            4.86


                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                 NAREIT                                                   LIPPER           MSCI
                 EQUITY       RUSSELL       WILSHIRE                     BALANCED        EMERGING           BANK
                  REIT         2000       REAL ESTATE        S&P           FUND          MARKETS          SAVINGS
                 INDEX         INDEX       SECURITIES        400           INDEX        FREE INDEX        ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Dec 1925          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1926          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1927          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1928          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1929          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1930          N/A           N/A           N/A            N/A            N/A            N/A              5.30
Dec 1931          N/A           N/A           N/A            N/A            N/A            N/A              5.10
Dec 1932          N/A           N/A           N/A            N/A            N/A            N/A              4.10
Dec 1933          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1934          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1935          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1936          N/A           N/A           N/A            N/A            N/A            N/A              3.20
Dec 1937          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1938          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1939          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1940          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1941          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1942          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1943          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1944          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1945          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1946          N/A           N/A           N/A            N/A            N/A            N/A              2.20
Dec 1947          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1948          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1949          N/A           N/A           N/A            N/A            N/A            N/A              2.40
Dec 1950          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1951          N/A           N/A           N/A            N/A            N/A            N/A              2.60
Dec 1952          N/A           N/A           N/A            N/A            N/A            N/A              2.70
Dec 1953          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1954          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1955          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1956          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1957          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1958          N/A           N/A           N/A            N/A            N/A            N/A              3.38
Dec 1959          N/A           N/A           N/A            N/A            N/A            N/A              3.53
Dec 1960          N/A           N/A           N/A            N/A           5.77            N/A              3.86
Dec 1961          N/A           N/A           N/A            N/A           20.59           N/A              3.90

                                   PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                 NAREIT                                                   LIPPER           MSCI
                 EQUITY       RUSSELL       WILSHIRE                     BALANCED        EMERGING           BANK
                  REIT         2000       REAL ESTATE        S&P           FUND          MARKETS          SAVINGS
                 INDEX         INDEX       SECURITIES        400           INDEX        FREE INDEX        ACCOUNT
-----------------------------------------------------------------------------------------------------------------------

Dec 1962          N/A           N/A           N/A            N/A           -6.80           N/A              4.08
Dec 1963          N/A           N/A           N/A            N/A           13.10           N/A              4.17
Dec 1964          N/A           N/A           N/A            N/A           12.36           N/A              4.19
Dec 1965          N/A           N/A           N/A            N/A           9.80            N/A              4.23
Dec 1966          N/A           N/A           N/A            N/A           -5.86           N/A              4.45
Dec 1967          N/A           N/A           N/A            N/A           15.09           N/A              4.67
Dec 1968          N/A           N/A           N/A            N/A           13.97           N/A              4.68
Dec 1969          N/A           N/A           N/A            N/A           -9.01           N/A              4.80
Dec 1970          N/A           N/A           N/A            N/A           5.62            N/A              5.14
Dec 1971          N/A           N/A           N/A            N/A           13.90           N/A              5.30
Dec 1972          8.01          N/A           N/A            N/A           11.13           N/A              5.37
Dec 1973         -15.52         N/A           N/A            N/A          -12.24           N/A              5.51
Dec 1974         -21.40         N/A           N/A            N/A          -18.71           N/A              5.96
Dec 1975         19.30          N/A           N/A            N/A           27.10           N/A              6.21
Dec 1976         47.59          N/A           N/A            N/A           26.03           N/A              6.23
Dec 1977         22.42          N/A           N/A            N/A           -0.72           N/A              6.39
Dec 1978         10.34          N/A          13.04           N/A           4.80            N/A              6.56
Dec 1979         35.86         43.09         70.81           N/A           14.67           N/A              7.29
Dec 1980         24.37         38.58         22.08           N/A           19.70           N/A              8.78
Dec 1981          6.00         2.03           7.18           N/A           1.86            N/A             10.71
Dec 1982         21.60         24.95         24.47          22.68          30.63           N/A             11.19
Dec 1983         30.64         29.13         27.61          26.10          17.44           N/A              9.71
Dec 1984         20.93         -7.30         20.64           1.18          7.46            N/A              9.92
Dec 1985         19.10         31.05         22.20          35.58          29.83           N/A              9.02
Dec 1986         19.16         5.68          20.30          16.21          18.43           N/A              7.84
Dec 1987         -3.64         -8.77         -7.86          -2.03          4.13            N/A              6.92
Dec 1988         13.49         24.89         24.18          20.87          11.18          40.43             7.20
Dec 1989          8.84         16.24          2.37          35.54          19.70          64.96             7.91
Dec 1990         -15.35       -19.51         -33.46         -5.12          0.66           -10.55            7.80
Dec 1991         35.70         46.05         20.03          50.10          25.83          59.91             4.61
Dec 1992         14.59         18.41          7.36          11.91          7.46           11.40             2.89
Dec 1993         19.65         18.91         15.24          13.96          11.95          74.83             2.73
Dec 1994          3.17         -1.82          1.64          -3.57          -2.05          -7.32             4.96
Dec 1995         15.27         28.44         13.65          30.94          24.89          -5.21             5.24
Dec 1996         35.26         16.49         36.87          19.20          13.01           6.03             4.95
Dec 1997         20.29         22.36         19.80          32.26          20.30          -11.59            5.17
Dec 1998         -17.51        -2.55         -17.63         19.12          15.09          -25.34            4.63


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                        MSCI ALL COUNTRY
               MSCI ALL COUNTRY (AC)    (AC) ASIA PACIFIC
                ASIA FREE EX JAPAN        FREE EX JAPAN
------------------------------------------------------------
Dec 1925                N/A                    N/A
Dec 1926                N/A                    N/A
Dec 1927                N/A                    N/A
Dec 1928                N/A                    N/A
Dec 1929                N/A                    N/A
Dec 1930                N/A                    N/A
Dec 1931                N/A                    N/A
Dec 1932                N/A                    N/A
Dec 1933                N/A                    N/A
Dec 1934                N/A                    N/A
Dec 1935                N/A                    N/A
Dec 1936                N/A                    N/A
Dec 1937                N/A                    N/A
Dec 1938                N/A                    N/A
Dec 1939                N/A                    N/A
Dec 1940                N/A                    N/A
Dec 1941                N/A                    N/A
Dec 1942                N/A                    N/A
Dec 1943                N/A                    N/A
Dec 1944                N/A                    N/A
Dec 1945                N/A                    N/A
Dec 1946                N/A                    N/A
Dec 1947                N/A                    N/A
Dec 1948                N/A                    N/A
Dec 1949                N/A                    N/A
Dec 1950                N/A                    N/A
Dec 1951                N/A                    N/A
Dec 1952                N/A                    N/A
Dec 1953                N/A                    N/A
Dec 1954                N/A                    N/A
Dec 1955                N/A                    N/A
Dec 1956                N/A                    N/A
Dec 1957                N/A                    N/A
Dec 1958                N/A                    N/A
Dec 1959                N/A                    N/A
Dec 1960                N/A                    N/A
Dec 1961                N/A                    N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                        MSCI ALL COUNTRY
               MSCI ALL COUNTRY (AC)    (AC) ASIA PACIFIC
                ASIA FREE EX JAPAN        FREE EX JAPAN
------------------------------------------------------------

Dec 1962                N/A                    N/A
Dec 1963                N/A                    N/A
Dec 1964                N/A                    N/A
Dec 1965                N/A                    N/A
Dec 1966                N/A                    N/A
Dec 1967                N/A                    N/A
Dec 1968                N/A                    N/A
Dec 1969                N/A                    N/A
Dec 1970                N/A                    N/A
Dec 1971                N/A                    N/A
Dec 1972                N/A                    N/A
Dec 1973                N/A                    N/A
Dec 1974                N/A                    N/A
Dec 1975                N/A                    N/A
Dec 1976                N/A                    N/A
Dec 1977                N/A                    N/A
Dec 1978                N/A                    N/A
Dec 1979                N/A                    N/A
Dec 1980                N/A                    N/A
Dec 1981                N/A                    N/A
Dec 1982                N/A                    N/A
Dec 1983                N/A                    N/A
Dec 1984                N/A                    N/A
Dec 1985                N/A                    N/A
Dec 1986                N/A                    N/A
Dec 1987                N/A                    N/A
Dec 1988               30.00                  30.45
Dec 1989               32.13                  21.43
Dec 1990               -6.54                 -11.86
Dec 1991               30.98                  32.40
Dec 1992               21.81                  9.88
Dec 1993              103.39                  84.94
Dec 1994              -16.94                 -12.59
Dec 1995               4.00                   10.00
Dec 1996               10.05                  8.08
Dec 1997              -40.31                 -34.20
Dec 1998               -7.79                  -4.42


Source: Lipper Analytical Services, Inc.

                                   APPENDIX C

                            OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the United States.

As of June 30, 1998, Pioneer employed a professional investment staff of 75.

Total assets of all Pioneer mutual funds at December 31, 1998, were approximately $22 billion representing 1,363,446 shareholder accounts consisting of 890,148 non-retirement accounts and 473,298 retirement accounts.

                                   PART C

                                OTHER INFORMATION

Item 23. Exhibits.

Amended Form N-1A
Exhibit Reference

     (a)            1.1      Amended Agreement and Declaration of Trust of the
                             Registrant.(1)
     (a)            1.2      Amended Certificate of Trust of the Registrant.(1)
     (a)            1.3      Amendment to the Amended Agreement and
                             Declaration of Trust of the Registrant.(2)
     (a)            1.4      Form of Amendment to the Amended Agreement and
                             Declaration of Trust of the Registrant.(3)
     (b)            2.       Amended By-Laws of the Registrant.(1)
     (c)            4.       None.
     (d)            5.1      Management  Contract  between  the  Registrant,  on
                             behalf of each of its series other than Real Estate
                             Growth  Portfolio  and Swiss Franc Bond  Portfolio,
                             and Pioneering Management Corporation.(1)
     (d)            5.2      Interim Management Contract between the Registrant,
                             on  behalf of Real  Estate  Growth  Portfolio,  and
                             Pioneering Management Corporation.(1)
     (d)            5.3      Management  Contract  between  the  Registrant,  on
                             behalf  of  Real  Estate  Growth   Portfolio,   and
                             Pioneering Management Corporation.(4)
     (d)            5.4      Form of Management Contract between the Registrant,
                             on  behalf  of  Swiss  Franc  Bond  Portfolio,  and
                             Pioneering Management Corporation.(1)
     (d)            5.5      Subadvisory  Agreement among Pioneering  Management
                             Corporation,  Boston Financial Securities, Inc. and
                             the  Registrant  on  behalf of Real  Estate  Growth
                             Portfolio.(5)
      (d)           5.6      Form of Management Contract between the Registrant,
                             on   behalf  of  Growth   Shares   Portfolio,   and
                             Pioneering Management Corporation.(2)
      (d)           5.7      Form of Management Contract between the Registrant,
                             on behalf  of  Growth  and  Income  Portfolio,  and
                             Pioneering Management Corporation.(2)
      (d)           5.8      Form of Management Contract between the Registrant,
                             on behalf of Emerging Markets Portfolio, and
                             Pioneering Management Corporation.(3)
      (d)           5.9      Form of Management Contract between the Registrant,
                             on behalf of Europe Portfolio, and Pioneering
                             Management Corporation.(3)
      (e)           6.       Underwriting  Agreement  between the Registrant and
                             Pioneer Funds Distributor, Inc.(1)
      (f)           7.       None.
      (g)           8.       Custody  Agreement between the Registrant and Brown
                             Brothers Harriman & Co.(1)
      (h)           9.       Form  of  Investment   Company  Service   Agreement
                             between  the  Registrant  and  Pioneering  Services
                             Corporation.(1)
      (h)           9.1      Administration  Agreemen   between  the  Trus   and
                             Pioneer   Investment  Management,  Inc.   (formerly
                             Pioneering Management Corporation.(6)
      (i)           10.      None
      (j)           11.      To be filed by amendment.
      (k)           12.      None.
      (l)           13.      Share Purchase Agreement.(1)
      (m)           15.      Form of Distribution Plan relating to Class II
                             shares.(3)
      (n)           17.      Financial Data Schedules.(6)
      (o)           18.      Form of Multiple Class Plan pursuant to Rule 18f-3
                             relating to Class II shares.(3)
      n/a           19.      Powers of Attorney.(6)
------------------------

(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on August 17, 1995.

(2) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 6 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on August 18, 1995.

(3) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 8 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on July 16, 1998 (Accession No. 0000930709-98-000013).

(4) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 3 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on February 29, 1996 (Accession No. 0000930709-96-000013).

(5) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 4 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on April 30, 1995.

(6)  Filed herewith.

Item 24. Persons Controlled By or Under
         Common Control With Registrant.

     None.

Item 25. Indemnification.

        Except for the Agreement and Declaration of Trust dated September 16, 1994, as amended January 25, 1995 (the "Declaration"), establishing the Registrant as a business trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.
     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of The Pioneer Group, Inc. ("Pioneer"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages, Pioneer and/or other Pioneer subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Senior Partner, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Joseph P. Barri               Senior Partner, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director                     None

David D. Tripple       Director and President       Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None

Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None

Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None

Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    None

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the th day of February, 1999.

                                        PIONEER VARIABLE CONTRACTS TRUST


                                               By: /s/John F. Cogan, Jr.
                                                   --------------------------
                                                   John F. Cogan, Jr.
                                                   Chairman of the Board
                                                   and President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

  Signature                             Title                   Date


/s/John F. Cogan, Jr.                                )
-------------------------                            )
John F. Cogan, Jr.           Chairman of the Board   )
                             and President           )
                             (Principal Executive    )
                             Officer)                )
                                                     )
                                                     )
/s/John A. Boynton                                   )
--------------------------                           )
John A. Boynton              Chief Financial Officer )
                             and Treasurer (Principal)
                             Financial and Accounting)
                             Officer)                )
                                                     )
Trustees:                                            )
                                                     )
Mary K. Bush*                                        )
Mary K. Bush                                         )
                                                     )
                                                     )
/s/John F. Cogan, Jr.                                )
-------------------------                            )
John F. Cogan, Jr.                                   )
                                                     )
Richard H. Egdahl*                                   )
Richard H. Egdahl                                    )
                                                     )
                                                     )
Marguerite A. Piret*                                 )
Marguerite A. Piret                                  )
                                                     )
                                                     )
David D. Tripple*                                    )
David D. Tripple                                     )
                                                     )
                                                     )
Stephen K. West*                                     )
Stephen K. West                                      )


*By: /s/John F. Cogan, Jr.                     Dated:  February   , 1999
    --------------------------------
    John F. Cogan, Jr.
    Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title

9.1. Administration Agreement

17.  Financial Data Schedules (filed as exhibit 27)

19.  Powers of Attorny